UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-06625

The Payden & Rygel Investment Group
(Exact name of registrant as specified in charter)

333 South Grand Avenue

Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

Edward S. Garlock, Esq.

Secretary

333 South Grand Avenue

Los Angeles, CA 90071
(Name and address of agent for service)

Registrant’s telephone number, including area code:  213-625-1900

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Payden Cash Reserves Money Market Fund

Schedule of Investments - July 31, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)
Commercial Paper (4%)
10,000,000	Private Export Funding Corp., 0.25%, 11/10/14	$9,993
10,000,000	World Bank Discount Notes, 0.09%, 1/12/15	9,996
Total Commercial Paper (Cost - $19,989)		19,989
U.S. Government Agency (53%)
15,000,000	FFCB, 0.11%, 4/06/15 (a)	14,999
10,000,000	FFCB, 0.13%, 11/26/14 (a)	10,000
5,000,000	FFCB Disc Note, 0.14%, 12/30/14 (b)	4,997
25,000,000	FHLB, 0.10%, 11/25/14 (a)	25,000
6,200,000	FHLB Disc Note, 0.06%, 8/13/14 (b)	6,200
2,200,000	FHLB Disc Note, 0.07%, 9/26/14 (b)	2,200
8,000,000	FHLB Disc Note, 0.08%, 9/17/14 (b)	7,999
8,100,000	FHLB Disc Note, 0.08%, 10/03/14 (b)	8,099
14,800,000	FHLB Disc Note, 0.12%, 3/25/15 (b)	14,789
5,000,000	FHLB Disc Note, 0.14%, 8/01/14 (b)	5,000
4,350,000	FHLMC, 0.16%, 12/05/14 (a)	4,350
12,500,000	FHLMC, 1.00%, 8/20/14	12,506
2,960,000	FHLMC Disc Note, 0.06%, 9/12/14 (b)	2,960
4,012,000	FHLMC Disc Note, 0.07%, 10/20/14 (b)	4,011
1,307,000	FHLMC Disc Note, 0.07%, 11/12/14 (b)	1,307
10,000,000	FHLMC Disc Note, 0.08%, 11/03/14 (b)	9,998
4,200,000	FHLMC Disc Note, 0.10%, 10/06/14 (b)	4,199
8,000,000	FHLMC Disc Note, 0.10%, 1/16/15 (b)	7,996
5,000,000	FHLMC Disc Note, 0.14%, 9/03/14 (b)	4,999
5,000,000	FHLMC Disc Note, 0.14%, 6/11/15 (b)	4,994
10,000,000	FHLMC Disc Note, 0.17%, 11/17/14 (b)	9,995
5,000,000	FNMA, 0.50%, 5/27/15	5,014
9,000,000	FNMA Disc Note, 0.06%, 8/06/14 (b)	9,000
10,000,000	FNMA Disc Note, 0.06%, 10/06/14 (b)	9,999
3,431,000	FNMA Disc Note, 0.07%, 10/22/14 (b)	3,431
5,000,000	FNMA Disc Note, 0.07%, 10/27/14 (b)	4,999
16,666,000	FNMA Disc Note, 0.07%, 11/05/14 (b)	16,663
20,000,000	FNMA Disc Note, 0.07%, 11/12/14 (b)	19,996
12,100,000	FNMA Disc Note, 0.08%, 10/02/14 (b)	12,098
1,000,000	FNMA Disc Note, 0.08%, 10/15/14 (b)	1,000
6,984,000	Inter-American Development Bank,
	2.25%, 7/15/15	7,117
10,000,000	International Bank for Reconstruction &
	Development, 0.15%, 1/14/15 (a)	10,000
Total U.S. Government Agency (Cost - $265,915)		265,915
U.S. Treasury (5%)
15,000,000	U.S. Treasury Note, 0.07%, 1/31/16 (a)	15,001
10,000,000	U.S. Treasury Note, 0.09%, 4/30/16 (a)	10,000
Total U.S. Treasury (Cost - $25,001)		25,001

Principal or Shares	Security Description	Value (000)

Investment Company (1%)
5,268,219	Dreyfus Treasury Cash Management Fund
	(Cost - $5,268)	$5,268
Repurchase Agreement (37%)
60,000,000	Barclays Capital Tri Party, 0.06% (c)	60,000
60,000,000	Goldman Sachs Tri Party, 0.06% (d)	60,000
68,000,000	RBC Capital Tri Party, 0.08% (e)	68,000
Total Repurchase Agreement (Cost - $188,000)		188,000
Total (Cost - $504,173) (100%)		504,173
Other Assets, net of Liabilities (0%)		50
Net Assets (100%)		$504,223

(a)	Variable rate security.
(b)	Yield to maturity at time of purchase.
(c)	The repurchase agreement dated 7/31/2014 is collateralized by the following securities:

Barclays Tri Party
76,527,692	FNMA, maturity from Sep 22-Mar 44, yielding
	from 2.50%-8.00%	$61,620
172,349	GNMA, maturity Jul 43, yielding 4.00%	178
Total Collateral Value of Barclays Capital		$61,798

(d) The repurchase agreement dated 7/31/2014 is collateralized by the following securities:

Goldman Sachs Tri Party
20,414,912	FMAC, maturing from Feb 34-Aug 42, yielding
	from 3.00%-3.50%	$19,043
52,004,995	FNMA, maturing from Feb 40-Jun 44, yielding
	from 4.00%-5.50%	42,157
Total Collateral Value of Goldman Sachs		$61,200

(e) The repurchase agreement dated 7/31/2014 is collateralized by the following securities:

RBC Capital Tri Party
17,590,531	FMAC, maturity from Mar 44-Jul 44, yielding
	from 3.50%-4.00%	$18,241
57,117,808	FNMA, maturity from Aug 27-Jul 44, yielding
	from 2.50%-5.00%	36,686
13,592,317	GNMA, maturity Jul 44, yielding from
	2.00%-4.00%	14,433
Total Collateral Value of RBC Capital		$69,360

1	Payden Mutual Funds

Payden Limited Maturity Fund

Schedule of Investments - July 31, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (19%)
1,400,000	Ally Master Owner Trust, 0.60%, 2/15/18 (a)	$1,403
1,600,000	Ally Master Owner Trust, 0.60%, 4/15/18 (a)	1,603
688,974	American Homes 4 Rent 2014-SFR1 144A,
	1.25%, 6/17/31 (a)(b)	690
2,500,000	Apidos CLO 144A, 1.38%, 4/15/25 (a)(b)	2,468
1,056,435	AUTO ABS, 1.20%, 5/25/24 EUR (c)	1,423
3,050,000	Babson CLO Ltd. 144A, 1.33%, 4/20/25 (a)(b)	3,010
147,923	Bumper 5 UK Finance PLC, 1.90%, 6/20/22
	GBP (c)	250
330,000	Capital Auto Receivables Asset Trust,
	1.29%, 4/20/18	331
340,000	Capital Auto Receivables Asset Trust,
	1.74%, 10/22/18	340
950,000	Capital Auto Receivables Asset Trust / Ally,
	0.68%, 5/20/16	951
1,400,000	Cent CLO LP 144A, 1.35%, 7/23/25 (a)(b)	1,381
1,500,000	Chase Issuance Trust, 0.40%, 4/15/19 (a)	1,492
716,732	Colony American Homes 2014-1 144A,
	1.40%, 5/17/31 (a)(b)	722
1,082,697	Colony American Homes 2014-2 144A,
	1.10%, 7/17/31 (a)(b)	1,084
637,312	Compartment VCL 16, 0.36%, 7/21/18 EUR (c)	854
2,640,000	Dryden XXII Senior Loan Fund 144A,
	1.32%, 8/15/25 (a)(b)	2,600
561,382	E-Carat SA, 1.34%, 7/18/20 EUR (c)	754
2,000,000	GE Capital Credit Card Master Note Trust,
	1.03%, 1/15/18	2,005
2,200,000	Golden Credit Card Trust 144A,
	0.60%, 7/17/17 (a)(b)	2,205
1,250,000	Gracechurch Card Funding PLC 144A,
	0.85%, 2/15/17 (a)(b)	1,254
900,000	Gracechurch Card Funding PLC 144A,
	0.89%, 2/15/17 EUR (b)(c)	1,209
1,100,000	Great America Leasing Receivables 144A,
	0.78%, 6/15/16 (b)	1,102
1,470,309	GSAMP Trust 2004-SEA2, 0.81%, 3/25/34 (a)	1,470
1,930,444	Invitation Homes 2013-SFR1 Trust 144A,
	1.40%, 12/17/30 (a)(b)	1,940
3,000,000	Invitation Homes 2014-SFR1 Trust 144A,
	1.15%, 6/17/31 (a)(b)	3,011
293,406	Long Beach Mortgage Loan Trust,
	6.25%, 8/25/33	245
1,740,000	Madison Park Funding XIII Ltd. 144A,
	1.68%, 1/19/25 (a)(b)	1,740
674,805	Motor 2013-1 PLC, 1.10%, 2/25/21 GBP (c)	1,141
875,286	Nelnet Student Loan Trust 2014-2A 144A,
	0.44%, 6/25/21 (a)(b)	876
3,950,000	Nissan Master Owner Trust Receivables,
	0.45%, 2/15/18 (a)	3,953
3,200,000	Oaktree Enhanced Income Funding Ltd. 144A,
	1.43%, 7/20/23 (a)(b)	3,175
3,700,000	Octagon Investment Partners XIX Ltd. 144A,
	1.75%, 4/15/26 (a)(b)	3,704
1,163,443	Option One Mortgage Loan Trust 2005-4
	Asset-Backed Certificates Series 2005-4,
	0.42%, 11/25/35 (a)	1,159

Principal or Shares	Security Description	Value (000)

800,000	Penarth Master Issuer PLC, 1.55%, 12/18/16
	GBP (a)(c)	$1,355
2,224,633	Santander Drive Auto Receivables Trust 2014-1,
	0.66%, 6/15/17	2,227
2,300,000	SLM Student Loan Trust, 0.47%, 4/25/17 (a)	2,296
1,500,000	Trade MAPS 1 Ltd. 144A,
	0.85%, 12/10/18 (a)(b)	1,505
2,000,000	Turquoise Card Backed Securities PLC 144A,
	0.90%, 9/15/16 (a)(b)	2,002
2,530,000	Tyron Park CLO Ltd. 144A,
	1.35%, 7/15/25 (a)(b)	2,496
Total Asset Backed (Cost - $63,447)		63,426
Bank Loans (1%)
847,500	Activision Blizzard Inc. Term Loan B 1L,
	3.25%, 10/11/20	848
997,500	Aramark Corp. Term Loan E 1L, 3.25%, 9/07/19	989
992,500	FMG Resources Ltd. Term Loan B 1L,
	4.25%, 6/30/19	989
1,197,978	General Nutrition Co. Inc. Term Loan B 1L,
	3.25%, 3/04/19	1,187
Total Bank Loans (Cost - $4,043)		4,013
Corporate Bond (51%)
1,500,000	Abbey National Treasury Services PLC/Stamford
	CT, 0.74%, 3/13/17 (a)	1,503
2,480,000	ABN AMRO Bank NV 144A,
	1.04%, 10/28/16 (a)(b)	2,504
1,600,000	Abu Dhabi National Energy Co. 144A,
	4.75%, 9/15/14 (b)	1,609
600,000	Actavis Funding SCS 144A, 1.30%, 6/15/17 (b)	598
980,000	AES Corp./VA, 3.23%, 6/01/19 (a)	978
1,550,000	Air Lease Corp., 4.50%, 1/15/16 (d)	1,612
1,000,000	Aircastle Ltd., 6.75%, 4/15/17	1,094
750,000	Allied Irish Banks PLC, 2.88%, 11/28/16
	EUR (c)	1,024
1,000,000	Ally Financial Inc., 3.50%, 7/18/16	1,021
1,240,000	American Express Co., 0.82%, 5/22/18 (a)	1,250
1,610,000	Amgen Inc., 0.61%, 5/22/17 (a)	1,613
400,000	Anglo American Capital PLC 144A,
	1.18%, 4/15/16 (a)(b)	401
780,000	ANZ New Zealand International Ltd./London
	144A, 0.76%, 4/27/17 (a)(b)	782
710,000	ANZ New Zealand International Ltd./London
	144A, 1.13%, 3/24/16 (b)	713
1,500,000	ARC Properties Operating Partnership LP/Clark
	Acquisition LLC 144A, 2.00%, 2/06/17 (b)	1,502
1,000,000	ArcelorMittal, 4.25%, 8/05/15	1,021
1,500,000	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc. 144A,
	3.23%, 12/15/19 (a)(b)	1,474
1,000,000	Ashland Inc., 3.00%, 3/15/16 (d)	1,011
1,210,000	Australia & New Zealand Banking Group Ltd.,
	0.78%, 5/15/18 (a)	1,218
440,000	AutoZone Inc., 1.30%, 1/13/17	440
220,000	Bancolombia SA, 4.25%, 1/12/16	229

2

Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)

1,600,000	Bank Nederlandse Gemeenten 144A,
	0.63%, 7/18/16 (b)	$1,600
1,600,000	Bank of America Corp., 0.79%, 5/02/17 (a)	1,588
750,000	Bank of Ireland, 2.75%, 6/05/16 EUR (c)	1,021
700,000	Bank of Montreal, 0.83%, 4/09/18 (a)	707
670,000	Bank of New York Mellon Corp.,
	0.80%, 8/01/18 (a)	675
1,270,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A,
	0.68%, 2/26/16 (a)(b)	1,273
770,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A,
	1.20%, 3/10/17 (b)	767
1,300,000	Banque Federative du Credit Mutuel SA 144A,
	1.09%, 10/28/16 (a)(b)	1,312
600,000	Banque Federative du Credit Mutuel SA,
	1.13%, 5/16/16 GBP (c)	1,016
1,720,000	Barclays Bank PLC, 0.81%, 2/17/17 (a)	1,726
1,590,000	BB&T Corp., 0.90%, 2/01/19 (a)	1,604
670,000	BBVA Banco Continental SA 144A,
	2.25%, 7/29/16 (b)	679
1,000,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	1,097
1,350,000	Bell Aliant Regional Communications LP,
	1.80%, 4/22/16 CAD (a)(c)	1,241
1,650,000	BMW Canada Inc., 2.64%, 8/10/15 CAD (c)	1,531
1,570,000	BNP Paribas SA, 0.82%, 12/12/16 (a)	1,576
760,000	BP Capital Markets PLC, 0.66%, 11/07/16 (a)	764
210,000	BP Capital Markets PLC, 0.73%, 5/10/18 (a)	211
570,000	BP Capital Markets PLC, 0.86%, 9/26/18 (a)	576
830,000	BPCE SA, 1.07%, 2/10/17 (a)(d)	839
710,000	BPCE SA, 1.48%, 4/25/16 (a)	721
300,000	British Telecommunications PLC,
	1.25%, 2/14/17	300
350,000	Cameron International Corp., 1.40%, 6/15/17	350
1,120,000	Canadian Natural Resources Ltd.,
	0.61%, 3/30/16 (a)	1,124
1,540,000	CareFusion Corp., 1.45%, 5/15/17	1,536
430,000	Carnival Corp., 1.20%, 2/05/16	432
400,000	Chesapeake Energy Corp., 3.48%, 4/15/19 (a)(d)	402
800,000	Cisco Systems Inc., 0.73%, 3/01/19 (a)	807
1,000,000	CIT Group Inc., 4.25%, 8/15/17	1,032
2,225,000	Citigroup Inc., 0.50%, 6/09/16 (a)	2,213
770,000	Citigroup Inc., 1.25%, 1/15/16	774
750,000	Citigroup Inc., 1.58%, 11/30/17 EUR (c)	1,005
1,000,000	CNH Capital LLC, 3.88%, 11/01/15	1,017
600,000	CNOOC Nexen Finance 2014 ULC,
	1.63%, 4/30/17	601
600,000	CNPC General Capital Ltd. 144A,
	1.13%, 5/14/17 (a)(b)	602
230,000	Computer Sciences Corp., 2.50%, 9/15/15	234
1,600,000	ConAgra Foods Inc., 0.60%, 7/21/16 (a)	1,600
170,000	ConAgra Foods Inc., 1.35%, 9/10/15	171
980,000	Credit Agricole SA 144A, 1.08%, 10/03/16 (a)(b)	989
1,090,000	Credit Agricole SA/London 144A,
	1.03%, 4/15/19 (a)(b)	1,099
1,090,000	Credit Agricole SA/London 144A,
	1.39%, 4/15/16 (a)(b)	1,103
850,000	Credit Suisse/New York NY, 0.72%, 5/26/17 (a)	852

Principal or Shares	Security Description	Value (000)

720,000	Daimler Finance North America LLC 144A,
	0.92%, 8/01/16 (a)(b)	$727
800,000	Daimler Finance North America LLC 144A,
	1.38%, 8/01/17 (b)	799
440,000	DCP Midstream Operating LP, 3.25%, 10/01/15	452
1,974,000	Devon Energy Corp., 0.77%, 12/15/16 (a)	1,984
965,000	Digital Realty Trust LP, 4.50%, 7/15/15 (d)	990
1,000,000	DISH DBS Corp., 7.13%, 2/01/16	1,067
1,270,000	Dominion Resources Inc./VA, 1.25%, 3/15/17	1,270
450,000	Duke Energy Corp., 0.61%, 4/03/17 (a)	452
1,000,000	E*TRADE Financial Corp., 6.00%, 11/15/17	1,038
1,340,000	Electricite de France 144A, 0.69%, 1/20/17 (a)(b)	1,344
350,000	Enbridge Inc., 0.68%, 6/02/17 (a)	351
600,000	Enbridge Inc., 0.88%, 10/01/16 (a)	604
650,000	Enbridge Inc., 1.72%, 3/13/17 CAD (a)(c)	597
200,000	ERAC USA Finance LLC 144A,
	1.40%, 4/15/16 (b)	201
800,000	Fifth Third Bank/Cincinnati OH,
	1.15%, 11/18/16	802
1,000,000	FMG Resources August 2006 Pty Ltd. 144A,
	6.00%, 4/01/17 (b)	1,021
1,460,000	Ford Motor Credit Co. LLC, 1.06%, 3/12/19 (a)	1,467
610,000	Ford Motor Credit Co. LLC, 1.47%, 5/09/16 (a)	619
700,000	Ford Motor Credit Co. LLC, 5.63%, 9/15/15	737
300,000	GATX Corp., 1.25%, 3/04/17 (d)	298
800,000	GE Capital UK Funding, 0.70%, 3/20/17
	GBP (c)	1,343
1,600,000	General Electric Capital Corp.,
	0.50%, 5/15/17 (a)	1,601
1,000,000	General Motors Financial Co. Inc.,
	2.75%, 5/15/16	1,013
840,000	Georgia Power Co., 0.55%, 3/15/16 (a)	840
1,970,000	Glencore Funding LLC 144A,
	1.59%, 1/15/19 (a)(b)	1,982
1,930,000	Goldman Sachs Group Inc., 1.32%, 11/15/18 (a)	1,964
600,000	Harley-Davidson Financial Services Inc. 144A,
	1.15%, 9/15/15 (b)	603
1,200,000	HBOS PLC, 1.11%, 9/01/16 EUR (c)	1,604
290,000	Healthcare Realty Trust Inc., 6.50%, 1/17/17	324
400,000	Hess Corp., 1.30%, 6/15/17	399
1,390,000	Hewlett-Packard Co., 1.17%, 1/14/19 (a)	1,402
980,000	HSBC Bank PLC 144A, 0.86%, 5/15/18 (a)(b)(d)	990
620,000	HSBC USA Inc., 1.11%, 9/24/18 (a)	628
550,000	Huntington National Bank, 1.30%, 11/20/16	553
300,000	Huntington National Bank, 1.35%, 8/02/16	302
990,000	Hyundai Capital America 144A,
	1.45%, 2/06/17 (b)(d)	990
800,000	Jackson National Life Global Funding 144A,
	1.25%, 2/21/17 (b)	796
170,000	Johnson Controls Inc., 1.40%, 11/02/17	169
1,260,000	JPMorgan Chase & Co., 0.74%, 2/15/17 (a)	1,266
900,000	JPMorgan Chase & Co., 1.06%, 5/30/17 GBP (c)	1,500
760,000	JPMorgan Chase & Co., 1.13%, 1/25/18 (a)	773
620,000	KeyBank NA/Cleveland OH,
	0.72%, 11/25/16 (a)	623
900,000	Kroger Co., 0.76%, 10/17/16 (a)	902
370,000	L-3 Communications Corp., 1.50%, 5/28/17	369

3	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,600,000	Macquarie Bank Ltd. 144A, 1.65%, 3/24/17 (b)	$1,607
1,590,000	Macquarie Group Ltd. 144A,
	1.24%, 1/31/17 (a)(b)	1,593
1,400,000	Manufacturers & Traders Trust Co.,
	0.53%, 3/07/16 (a)	1,398
1,300,000	Martin Marietta Materials Inc. 144A,
	1.33%, 6/30/17 (a)(b)	1,300
500,000	McKesson Corp., 0.63%, 9/10/15 (a)	501
980,000	Merck & Co. Inc., 0.59%, 5/18/18 (a)	984
600,000	Mizuho Bank Ltd. 144A, 0.66%, 4/16/17 (a)(b)	601
1,570,000	Morgan Stanley, 0.97%, 7/23/19 (a)	1,573
670,000	Morgan Stanley, 1.51%, 4/25/18 (a)	688
900,000	New York Life Funding, 5.13%, 2/03/15 GBP (c)	1,556
1,000,000	NextEra Energy Capital Holdings Inc.,
	1.34%, 9/01/15	1,006
1,130,000	Nissan Motor Acceptance Corp. 144A,
	1.00%, 3/15/16 (b)	1,131
1,360,000	Nomura Holdings Inc., 1.68%, 9/13/16 (a)	1,382
1,310,000	Nordea Bank AB 144A, 0.88%, 5/13/16 (b)	1,312
1,080,000	NSTAR Electric Co., 0.47%, 5/17/16 (a)	1,079
1,000,000	NXP BV / NXP Funding LLC 144A,
	3.50%, 9/15/16 (b)	1,007
270,000	PACCAR Financial Corp., 0.83%, 12/06/18 (a)	273
555,000	Pacific Life Funding LLC, 5.13%, 1/20/15
	GBP (c)	953
560,000	Penske Truck Leasing Co. LP / PTL Finance
	Corp. 144A, 2.50%, 3/15/16 (b)	575
700,000	Penske Truck Leasing Co. LP / PTL Finance
	Corp. 144A, 3.13%, 5/11/15 (b)	714
600,000	Perrigo Co. PLC 144A, 1.30%, 11/08/16 (b)	599
840,000	Petrobras Global Finance BV, 1.85%, 5/20/16 (a)	844
740,000	Petrobras Global Finance BV, 2.59%, 3/17/17 (a)	750
820,000	QBE Insurance Group Ltd., 6.13%, 9/28/15
	GBP (c)	1,452
500,000	RCI Banque SA, 1.11%, 4/07/15 EUR (c)	668
650,000	Rogers Communications Inc., 1.87%, 3/13/17
	CAD (a)	597
1,690,000	Royal Bank of Scotland Group PLC,
	1.17%, 3/31/17 (a)	1,703
1,310,000	Royal Bank of Scotland Group PLC,
	2.55%, 9/18/15	1,335
1,000,000	Sabine Pass LNG LP, 7.50%, 11/30/16	1,095
360,000	SABMiller Holdings Inc. 144A,
	0.93%, 8/01/18 (a)(b)	362
660,000	Seagate HDD Cayman 144A,
	3.75%, 11/15/18 (b)	670
1,200,000	Shaw Communications Inc., 1.96%, 2/01/16
	CAD (a)(c)	1,104
630,000	Sinopec Capital 2013 Ltd. 144A,
	1.25%, 4/24/16 (b)	629
1,200,000	Societe Generale SA, 1.31%, 10/01/18 (a)	1,204
1,300,000	Southern Gas Networks PLC, 0.85%, 10/21/15
	GBP (c)	2,183
700,000	Statoil ASA, 0.68%, 11/08/18 (a)	705
740,000	Sumitomo Mitsui Banking Corp.,
	0.66%, 1/10/17 (a)	742
800,000	Sumitomo Mitsui Banking Corp.,
	1.10%, 3/18/16 GBP (c)	1,356

Principal or Shares	Security Description	Value (000)

1,000,000	SunTrust Bank/Atlanta GA, 0.52%, 8/24/15 (a)	$999
2,000,000	SunTrust Bank/Atlanta GA, 0.66%, 2/15/17 (a)	2,003
1,000,000	Telecom Italia Capital SA, 5.25%, 10/01/15	1,035
800,000	Tencent Holdings Ltd. 144A, 2.00%, 5/02/17 (b)	805
330,000	Thermo Fisher Scientific Inc., 1.30%, 2/01/17 (d)	330
300,000	Thomson Reuters Corp., 1.30%, 2/23/17	299
1,310,000	Toronto-Dominion Bank, 0.79%, 4/30/18 (a)	1,322
670,000	Total Capital International SA,
	0.79%, 8/10/18 (a)(d)	678
180,000	Toyota Motor Credit Corp., 0.43%, 5/16/17 (a)	180
310,000	TransAlta Corp., 1.90%, 6/03/17	311
610,000	TransCanada PipeLines Ltd., 0.91%, 6/30/16 (a)	616
460,000	TSMC Global Ltd. 144A, 0.95%, 4/03/16 (b)	460
1,600,000	Tyco Electronics Group SA, 0.44%, 1/29/16 (a)	1,601
580,000	Union Bank NA, 0.98%, 9/26/16 (a)	586
300,000	Ventas Realty LP, 1.25%, 4/17/17 (d)	299
430,000	Ventas Realty LP, 1.55%, 9/26/16	434
2,200,000	Verizon Communications Inc.,
	0.63%, 6/09/17 (a)	2,205
210,000	Verizon Communications Inc.,
	1.00%, 6/17/19 (a)	213
850,000	Verizon Communications Inc.,
	1.98%, 9/14/18 (a)	895
1,460,000	Volkswagen Group of America Finance LLC
	144A, 0.60%, 5/23/17 (a)(b)	1,463
1,380,000	Volkswagen International Finance NV 144A,
	0.67%, 11/18/16 (a)(b)(d)	1,386
9,200,000	Volvo Treasury AB, 2.10%, 6/03/16 SEK (c)	1,351
1,500,000	Wells Fargo & Co., 0.53%, 6/02/17 (a)	1,501
210,000	Wells Fargo & Co., 0.86%, 4/23/18 (a)	212
1,120,000	Western Union Co., 1.23%, 8/21/15 (a)	1,127
1,090,000	Westpac Banking Corp., 0.56%, 5/19/17 (a)	1,091
400,000	WM Wrigley Jr. Co. 144A, 1.40%, 10/21/16 (b)	402
410,000	Xcel Energy Inc., 0.75%, 5/09/16	410
860,000	Xstrata Finance Canada Ltd. 144A,
	2.05%, 10/23/15 (b)	869
Total Corporate Bond (Cost - $167,674)		168,434
FDIC Guaranteed (1%)
212,877	FDIC Structured Sale Guaranteed Notes 144A,
	0.71%, 2/25/48 (a)(b)	213
1,914,567	FDIC Structured Sale Guaranteed Notes 144A,
	0.88%, 12/04/20 (a)(b)	1,916
Total FDIC Guaranteed (Cost - $2,127)		2,129
Foreign Government (1%)
1,600,000	Instituto de Credito Oficial 144A,
	1.13%, 4/01/16 (b)	1,605
1,300,000	Mexico Government International Bond,
	5.63%, 1/15/17 (d)	1,433
1,600,000	Province of New Brunswick Canada,
	1.40%, 8/01/19 CAD (a)(c)	1,468
Total Foreign Government (Cost - $4,518)		4,506
Mortgage Backed (10%)
276,362	Asset Backed Funding Certificates,
	0.78%, 4/25/34 (a)	274
42,606	Bear Stearns ALT-A Trust, 2.42%, 3/25/34 (a)	42
1,510,239	Connecticut Avenue Securities,
	1.76%, 1/25/24 (a)	1,522

Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)

1,338,494	Connecticut Avenue Securities Series,
	2.16%, 10/25/23 (a)	$1,361
410,812	Credit Suisse Mortgage Capital Certificates
	144A, 1.15%, 2/27/47 (a)(b)	426
1,770,000	Del Coronado Trust 144A, 0.95%, 3/15/26 (a)(b)	1,772
2,193,419	Extended Stay America Trust 144A,
	0.96%, 12/05/31 (a)(b)	2,194
1,340,426	Fannie Mae Connecticut Avenue Securities,
	1.11%, 5/25/24 (a)	1,329
3,100,000	Fannie Mae Connecticut Avenue Securities,
	1.36%, 7/25/24 (a)	3,090
494,500	FH 1B2612 ARM, 2.38%, 11/01/34 (a)	527
214,740	FH 847515 ARM, 2.43%, 2/01/34 (a)	229
149,557	FHLMC Structured Pass Through Securities,
	3.61%, 2/27/15 (a)	149
86,868	FN 708229 ARM, 2.00%, 4/01/33 (a)	93
1,786,554	FN 784365 ARM, 1.93%, 5/01/34 (a)	1,879
1,402,732	FN 870542 ARM, 2.14%, 3/01/36 (a)	1,493
85,632	FN 878544 ARM, 2.48%, 3/01/36 (a)	91
437,559	FN 889821 ARM, 2.23%, 12/01/36 (a)	467
1,152,926	FN 906140 ARM, 2.33%, 1/01/37 (a)	1,230
439,487	FN AD0079 ARM, 2.30%, 11/01/35 (a)	467
995,145	FN AL0502 ARM, 3.00%, 6/01/41 (a)	1,049
750,856	Fosse Master Issuer PLC 144A,
	1.63%, 10/18/54 (a)(b)	760
800,953	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.16%, 2/25/24 (a)	798
314,833	GNR 2002-48 FT, 0.35%, 12/16/26 (a)	316
850,000	Granite Master Issuer PLC, 1.01%, 12/17/54 (a)	833
742,263	Harborview Mortgage Loan Trust,
	2.74%, 1/19/35 (a)	736
1,260,000	Hilton USA Trust 2013-HLF 144A,
	1.16%, 11/05/30 (a)(b)	1,262
189,041	MASTR Asset Securitization Trust,
	5.00%, 7/25/19	196
1,079,656	Motel 6 Trust 144A, 1.50%, 10/05/25 (b)	1,074
190,274	Sequoia Mortgage Trust, 0.96%, 10/20/27 (a)	188
977,086	Sequoia Mortgage Trust, 1.45%, 2/25/43 (a)	942
1,021,251	Sequoia Mortgage Trust, 1.55%, 4/25/43 (a)	959
390,481	Sequoia Mortgage Trust, 2.87%, 1/25/42 (a)	395
1,155,102	Springleaf Mortgage Loan Trust 144A,
	1.27%, 6/25/58 (a)(b)	1,154
522,220	Springleaf Mortgage Loan Trust 144A,
	1.57%, 12/25/59 (a)(b)	523
523,034	Springleaf Mortgage Loan Trust 144A,
	1.78%, 12/25/65 (a)(b)	523
742,550	Springleaf Mortgage Loan Trust 144A,
	1.87%, 9/25/57 (a)(b)	744
282,652	Structured Adjustable Rate Mortgage Loan Trust, 2.42%, 9/25/34 (a)	284
845,686	Structured Agency Credit Risk Debt Notes,
	1.61%, 11/25/23 (a)	847
148,069	Structured Asset Mortgage Investments Inc.,
	3.64%, 7/25/32 (a)	154
Total Mortgage Backed (Cost - $32,309)		32,372
Municipal (1%)
750,000	Beaver County Industrial Development
	Authority, 3.38%, 1/01/35 (a)	764

Principal or Shares	Security Description	Value (000)

810,000	Florida Hurricane Catastrophe Fund Finance
	Corp., 1.30%, 7/01/16	$817
520,000	South Carolina State Public Service Authority,
	1.03%, 6/01/15 (a)	521
Total Municipal (Cost - $2,093)		2,102
NCUA Guaranteed (2%)
314,756	NCUA Guaranteed Notes Trust 2010-C1,
	1.60%, 10/29/20	316
785,546	NCUA Guaranteed Notes Trust 2010-R1,
	0.60%, 10/07/20 (a)	790
415,785	NCUA Guaranteed Notes Trust 2010-R2,
	0.53%, 11/06/17 (a)	417
2,150,514	NCUA Guaranteed Notes Trust 2010-R3,
	0.71%, 12/08/20 (a)	2,165
743,834	NCUA Guaranteed Notes Trust 2011-R1,
	0.60%, 1/08/20 (a)	747
50,573	NCUA Guaranteed Notes Trust 2011-R2,
	0.56%, 2/06/20 (a)	51
1,049,659	NCUA Guaranteed Notes Trust 2011-R5,
	0.53%, 4/06/20 (a)	1,052
Total NCUA Guaranteed (Cost - $5,522)		5,538
U.S. Treasury (14%)
2,000,000	U.S. Treasury Note, 0.07%, 1/31/16 (a)	2,000
10,000,000	U.S. Treasury Note, 0.25%, 4/15/16	9,975
7,500,000	U.S. Treasury Note, 0.25%, 5/15/16	7,474
4,000,000	U.S. Treasury Note, 0.38%, 8/31/15	4,009
4,000,000	U.S. Treasury Note, 0.38%, 5/31/16	3,994
4,000,000	U.S. Treasury Note, 0.50%, 6/30/16	4,000
3,000,000	U.S. Treasury Note, 0.50%, 7/31/16	2,998
4,000,000	U.S. Treasury Note, 0.63%, 7/15/16	4,007
3,950,000	U.S. Treasury Note, 0.75%, 1/15/17	3,946
70,000	U.S. Treasury Note, 0.88%, 9/15/16 (e)	70
4,000,000	U.S. Treasury Note, 1.50%, 6/30/16	4,075
Total U.S. Treasury (Cost - $46,550)		46,548
Purchased Put Options (0%)
218	U.S. Treasury 2 Year Future Option, 109.5,
	8/22/14
	(Cost - $31)	14
Investment Company (4%)
12,906,000	Payden Cash Reserves Money Market Fund *
	(Cost - $12,906)	12,906
Total (Cost - $341,220) (104%)		341,988
Liabilities in excess of Other Assets (-4%)		(12,500)
Net Assets (100%)		$329,488

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Variable rate security.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Principal in foreign currency.
(d)	All or a portion of these securities are on loan. At July 31, 2014, the total market value of the Fund’s securities on loan is $9,758 and the total market value of the collateral held by the Fund is $10,045. Amounts in 000s.
(e)	All or a portion of the security is pledged to cover futures contract margin requirements.

5	Payden Mutual Funds

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (000s)
Assets:
8/11/2014	British Pound (Sell 8,520)	HSBC Bank USA,	$235
		N.A.
8/11/2014	Canadian Dollar (Sell 7,161)	Royal Bank of	112
		Canada
8/11/2014	Euro (Sell 7,253)	Citibank, N.A.	192
8/11/2014	Swedish Krona (Sell 9,332)	The Royal Bank of	39
		Scotland PLC

			$578

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
136	90-Day Eurodollar	Dec-15	$33,624	$(37)
	Future
136	90-Day Eurodollar	Dec-16	(33,250)	55
	Future

				$18

Payden Low Duration Fund

Schedule of Investments - July 31, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (13%)
2,136,816	American Homes 4 Rent 2014-SFR1 144A,
	1.25%, 6/17/31 (a)	$2,142
6,360,000	Apidos CLO 144A, 1.38%, 4/15/25 (a)	6,277
500,000	Apidos CLO 144A, 1.93%, 4/15/25 (a)	487
7,350,000	Babson CLO Ltd. 144A, 1.33%, 4/20/25 (a)	7,253
670,000	Capital Auto Receivables Asset Trust,
	1.29%, 4/20/18	671
845,000	Capital Auto Receivables Asset Trust,
	1.74%, 10/22/18	845
4,555,000	CarMax Auto Owner Trust 2013-4,
	1.28%, 5/15/19	4,532
4,550,000	Cent CLO LP 144A, 1.35%, 7/23/25 (a)	4,487
1,900,000	Chase Issuance Trust, 0.40%, 4/15/19	1,891
2,309,470	Colony American Homes 2014-1 144A,
	1.40%, 5/17/31 (a)	2,327
2,284,590	Colony American Homes 2014-2 144A,
	1.10%, 7/17/31 (a)	2,287
4,905,000	Dryden XXII Senior Loan Fund 144A,
	1.32%, 8/15/25 (a)	4,831
3,140,000	Dryden XXII Senior Loan Fund 144A,
	1.77%, 8/15/25 (a)	3,032
1,900,250	Enterprise Fleet Financing LLC 144A,
	1.14%, 11/20/17 (a)	1,904
2,000,000	Gracechurch Card Funding PLC 144A,
	0.89%, 2/15/17 EUR (a)(b)	2,687
500,000	Great America Leasing Receivables 144A,
	1.83%, 6/17/19 (a)	500
2,673,290	GSAMP Trust, 0.81%, 3/25/34	2,673
2,692,722	Invitation Homes 2013-SFR1 Trust 144A,
	1.40%, 12/17/30 (a)	2,707
6,710,000	Invitation Homes 2014-SFR1 Trust 144A,
	1.15%, 6/17/31 (a)	6,735
905,086	L.A. Arena Funding LLC 144A,
	7.66%, 12/15/26 (a)	1,006
361,268	MMAF Equipment Finance LLC 144A,
	1.27%, 9/15/15 (a)	361
2,147,108	Motor 2013-1 PLC, 1.10%, 2/25/21 GBP (b)	3,631
9,500,000	Oaktree Enhanced Income Funding Ltd. 144A,
	1.43%, 7/20/23 (a)	9,426
3,500,000	Oaktree Enhanced Income Funding Ltd. 144A,
	1.88%, 7/20/23 (a)	3,397
7,900,000	Octagon Investment Partners XIX Ltd. 144A,
	1.75%, 4/15/26 (a)	7,909
3,675,000	Octagon Investment Partners XIX Ltd. 144A,
	2.23%, 4/15/26 (a)	3,642
6,359,935	Santander Drive Auto Receivables Trust 2011-1,
	3.11%, 5/16/16	6,402
811,000	Toyota Auto Receivables 2013-A Owner Trust,
	0.55%, 1/17/17	812
4,250,000	Trade MAPS 1 Ltd. 144A, 0.85%, 12/10/18 (a)	4,265
5,585,000	Tyron Park CLO Ltd. 144A, 1.35%, 7/15/25 (a)	5,509
4,215,000	Tyron Park CLO Ltd. 144A, 1.78%, 7/15/25 (a)	4,074
579,486	VOLT XIX LLC 144A, 3.63%, 4/25/55 (a)	584
1,862,530	VOLT XX LLC 144A, 3.63%, 3/25/54 (a)	1,878
1,871,450	VOLT XXI LLC 144A, 3.63%, 11/25/53 (a)	1,884
1,433,552	VOLT XXII LLC 144A, 3.63%, 10/27/53 (a)	1,447

Principal or Shares	Security Description	Value (000)

2,024,681	VOLT XXIV LLC 144A, 3.25%, 11/25/53 (a)	$2,034
Total Asset Backed (Cost - $116,699)		116,529
Bank Loans (2%)
2,860,313	Activision Blizzard Inc. Term Loan B 1L,
	3.25%, 10/11/20	2,861
2,977,500	American Builders & Contractors Supply Co. Inc.
	Term Loan B1 IL, 3.50%, 4/16/20	2,959
800,000	Asurion LLC Term Loan B3 1L, 3.75%, 3/03/17	799
3,349,568	CDW LLC/CDW Finance Corp. Term Loan B 1L,
	3.50%, 4/29/20	3,310
2,965,000	Dole Food Co. Inc. Term Loan B 1L,
	4.50%, 11/01/18	2,963
4,377,610	General Nutrition Co. Inc. Term Loan B 1L,
	3.25%, 3/26/19	4,339
514,800	HJ Heinz Co. Term Loan B2 1L, 3.50%, 6/05/20	516
2,977,387	Starwood Property Trust Inc. Term Loan 1L,
	3.50%, 4/19/20	2,966
Total Bank Loans (Cost - $20,848)		20,713
Corporate Bond (62%)
2,923,000	Abbey National Treasury Services PLC,
	1.38%, 3/13/17 (c)	2,931
2,680,000	AbbVie Inc., 1.75%, 11/06/17	2,682
3,300,000	ABN AMRO Bank NV 144A,
	1.04%, 10/28/16 (a)	3,332
1,400,000	Actavis Funding SCS 144A, 1.30%, 6/15/17 (a)	1,394
2,210,000	AES Corp./VA, 3.23%, 6/01/19	2,204
1,200,000	AIA Group Ltd. 144A, 2.25%, 3/11/19 (a)	1,192
5,200,000	Air Lease Corp., 4.50%, 1/15/16 (c)	5,408
175,000	Airgas Inc., 3.25%, 10/01/15	180
1,565,000	Alliance Data Systems Corp. 144A,
	5.25%, 12/01/17 (a)	1,628
1,725,000	Allied Irish Banks PLC, 2.88%, 11/28/16
	EUR (b)	2,354
2,110,000	Amazon.com Inc., 0.65%, 11/27/15	2,113
600,000	America Movil SAB de CV, 3.63%, 3/30/15	611
3,100,000	American Express Co., 0.82%, 5/22/18	3,125
2,090,000	American Express Credit Corp.,
	1.13%, 6/05/17 (c)	2,081
1,840,000	American Honda Finance Corp. 144A,
	0.60%, 5/26/16 (a)	1,848
200,000	American Honda Finance Corp. 144A,
	1.00%, 8/11/15 (a)	201
1,600,000	American Honda Finance Corp.,
	1.13%, 10/07/16	1,610
880,000	American International Group Inc.,
	2.38%, 8/24/15	895
3,360,000	Amgen Inc., 1.25%, 5/22/17 (c)	3,350
1,000,000	Anglo American Capital PLC 144A,
	1.18%, 4/15/16 (a)	1,003
3,050,000	Anheuser-Busch InBev Finance Inc.,
	0.80%, 1/15/16 (c)	3,064
1,460,000	ANZ New Zealand International Ltd./London
	144A, 1.13%, 3/24/16 (a)	1,467
1,890,000	ANZ New Zealand International Ltd./London
	144A, 1.40%, 4/27/17 (a)	1,889

7	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

3,500,000	ARC Properties Operating Partnership LP/Clark
	Acquisition LLC 144A, 2.00%, 2/06/17 (a)	$3,504
1,850,000	ArcelorMittal, 4.25%, 8/05/15	1,889
1,520,000	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc. 144A, 3.23%, 12/15/19 (a)	1,493
1,270,000	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc. 144A, 4.25%, 1/15/22
	EUR (a)(b)	1,671
585,000	Ashland Inc., 3.00%, 3/15/16 (c)	592
2,130,000	Ashland Inc., 3.88%, 4/15/18	2,146
1,650,000	Astoria Financial Corp., 5.00%, 6/19/17	1,784
2,320,000	AT&T Inc., 0.61%, 2/12/16	2,327
3,050,000	Australia & New Zealand Banking Group Ltd.,
	0.78%, 5/15/18	3,071
1,000,000	Australia & New Zealand Banking Group Ltd.,
	1.25%, 1/10/17	1,004
850,000	Autodesk Inc., 1.95%, 12/15/17 (c)	855
1,035,000	AutoZone Inc., 1.30%, 1/13/17 (c)	1,036
450,000	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc., 2.98%, 12/01/17	449
1,410,000	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc. 144A, 4.88%, 11/15/17 (a)(c)	1,463
930,000	Baidu Inc., 2.25%, 11/28/17	940
1,300,000	Banco Nacional de Costa Rica 144A,
	4.88%, 11/01/18 (a)	1,326
3,815,000	Bank of America Corp., 1.10%, 4/01/19	3,849
1,580,000	Bank of America Corp., 1.27%, 1/15/19	1,606
3,020,000	Bank of America Corp., 1.30%, 3/22/18	3,071
1,080,000	Bank of America Corp., 1.50%, 10/09/15	1,090
1,180,000	Bank of America Corp., 3.75%, 7/12/16	1,239
1,725,000	Bank of Ireland, 2.75%, 6/05/16 EUR (b)	2,349
1,850,000	Bank of Montreal, 0.80%, 11/06/15	1,858
1,500,000	Bank of Montreal, 0.83%, 4/09/18	1,516
1,860,000	Bank of New York Mellon Corp.,
	0.80%, 8/01/18	1,873
1,770,000	Bank of Nova Scotia, 0.75%, 10/09/15	1,775
2,480,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A,
	0.68%, 2/26/16 (a)	2,486
1,200,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A,
	0.84%, 9/09/16 (a)	1,207
1,750,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A,
	1.20%, 3/10/17 (a)	1,742
4,640,000	Banque Federative du Credit Mutuel SA 144A,
	1.09%, 10/28/16 (a)	4,682
2,510,000	Barclays Bank PLC, 0.81%, 2/17/17	2,519
1,800,000	BAT International Finance PLC 144A,
	1.40%, 6/05/15 (a)	1,813
3,500,000	BB&T Corp., 0.90%, 2/01/19	3,530
860,000	BB&T Corp., 1.60%, 8/15/17	865
1,440,000	BBVA Banco Continental SA 144A,
	2.25%, 7/29/16 (a)	1,459
5,000,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	5,487
2,962,000	Bell Aliant Regional Communications LP,
	1.80%, 4/22/16 CAD (b)	2,722
3,610,000	BNP Paribas SA, 0.82%, 12/12/16	3,623
2,000,000	BNP Paribas SA, 3.60%, 2/23/16	2,083
931,000	Boardwalk Pipelines LP, 5.88%, 11/15/16	1,015
1,930,000	BP Capital Markets PLC, 0.70%, 11/06/15 (c)	1,934
530,000	BP Capital Markets PLC, 0.73%, 5/10/18	533

Principal or Shares	Security Description	Value (000)

1,510,000	BP Capital Markets PLC, 0.86%, 9/26/18 (c)	$1,525
2,030,000	BPCE SA, 1.48%, 4/25/16	2,062
1,550,000	BPCE SA, 1.63%, 2/10/17	1,562
600,000	British Telecommunications PLC,
	1.25%, 2/14/17	599
760,000	Cameron International Corp., 1.40%, 6/15/17	761
2,510,000	Canadian Imperial Bank of Commerce,
	0.90%, 10/01/15	2,521
2,130,000	Capital One Financial Corp., 1.00%, 11/06/15	2,137
1,280,000	Capital One Financial Corp., 6.15%, 9/01/16	1,410
5,140,000	CareFusion Corp., 1.45%, 5/15/17	5,126
800,000	Carnival Corp., 1.20%, 2/05/16	804
520,000	Carnival Corp., 1.88%, 12/15/17	521
1,760,000	Caterpillar Financial Services Corp.,
	1.00%, 11/25/16	1,766
2,210,000	Caterpillar Financial Services Corp.,
	1.00%, 3/03/17 (c)	2,206
1,780,000	CBQ Finance Ltd. 144A, 5.00%, 11/18/14 (a)	1,802
730,000	CC Holdings GS V LLC / Crown Castle GS III
	Corp., 2.38%, 12/15/17	744
2,525,000	Chrysler Group LLC / CG Co-Issuer Inc.,
	8.00%, 6/15/19 (c)	2,702
2,500,000	Cisco Systems Inc., 1.10%, 3/03/17 (c)	2,506
2,820,000	CIT Group Inc. 144A, 4.75%, 2/15/15 (a)	2,861
2,920,000	Citigroup Inc., 1.02%, 4/01/16	2,939
2,100,000	Citigroup Inc., 1.58%, 11/30/17 EUR (b)	2,813
1,170,000	Citigroup Inc., 4.45%, 1/10/17 (c)	1,255
2,478,000	Citigroup Inc., 5.50%, 2/15/17 (c)	2,716
1,400,000	CNOOC Finance 2013 Ltd., 1.13%, 5/09/16	1,402
1,310,000	CNOOC Nexen Finance 2014 ULC,
	1.63%, 4/30/17	1,312
1,400,000	CNPC General Capital Ltd. 144A,
	1.13%, 5/14/17 (a)	1,405
2,500,000	Commonwealth Bank of Australia 144A,
	0.73%, 9/20/16 (a)	2,516
1,735,000	Computer Sciences Corp., 2.50%, 9/15/15 (c)	1,763
610,000	ConAgra Foods Inc., 1.30%, 1/25/16	614
370,000	ConAgra Foods Inc., 1.35%, 9/10/15	372
3,050,000	Credit Agricole SA 144A, 1.08%, 10/03/16 (a)	3,078
1,420,000	Credit Agricole SA/London 144A,
	1.03%, 4/15/19 (a)	1,432
2,390,000	Credit Agricole SA/London 144A,
	1.39%, 4/15/16 (a)	2,418
1,970,000	Credit Suisse/New York NY, 1.38%, 5/26/17	1,966
700,000	CVS Caremark Corp., 1.20%, 12/05/16	704
1,990,000	Daimler Finance North America LLC 144A,
	0.92%, 8/01/16 (a)	2,008
3,010,000	Daimler Finance North America LLC 144A,
	1.13%, 3/10/17 (a)(c)	3,000
1,800,000	Daimler Finance North America LLC 144A,
	1.38%, 8/01/17 (a)	1,797
3,500,000	DBS Bank Ltd. 144A, 0.84%, 7/15/21 (a)	3,439
2,100,000	DCP Midstream Operating LP, 2.70%, 4/01/19	2,119
1,175,000	DENTSPLY International Inc., 2.75%, 8/15/16	1,213
1,580,000	Devon Energy Corp., 1.20%, 12/15/16	1,582
3,950,000	Digital Realty Trust LP, 4.50%, 7/15/15 (c)	4,053

Payden Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

2,369,000	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc., 3.13%, 2/15/16	$2,452
260,000	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc., 3.50%, 3/01/16	271
3,400,000	Discover Bank/Greenwood DE, 2.00%, 2/21/18	3,403
2,070,000	DISH DBS Corp., 4.63%, 7/15/17	2,158
1,620,000	Dow Chemical Co., 2.50%, 2/15/16	1,661
1,040,000	Duke Energy Corp., 0.61%, 4/03/17	1,044
2,600,000	Duke Realty LP, 5.50%, 3/01/16	2,774
975,000	E*TRADE Financial Corp., 6.00%, 11/15/17 (c)	1,012
1,030,000	Eaton Corp., 0.95%, 11/02/15	1,034
2,100,000	EDP Finance BV 144A, 6.00%, 2/02/18 (a)	2,290
1,020,000	Electricite de France 144A, 0.69%, 1/20/17 (a)	1,023
1,800,000	Electricite de France 144A, 1.15%, 1/20/17 (a)	1,800
800,000	Enbridge Inc., 0.68%, 6/02/17	802
1,900,000	Enbridge Inc., 0.88%, 10/01/16	1,911
1,900,000	Enbridge Inc., 1.72%, 3/13/17 CAD (b)	1,745
570,000	Enterprise Products Operating LLC,
	1.25%, 8/13/15 (c)	573
1,650,000	Enterprise Products Operating LLC,
	3.20%, 2/01/16	1,710
360,000	Equifax Inc., 4.45%, 12/01/14	365
1,125,000	ERAC USA Finance LLC 144A,
	1.40%, 4/15/16 (a)	1,132
1,070,000	Express Scripts Holding Co., 1.25%, 6/02/17 (c)	1,066
760,000	Express Scripts Holding Co., 2.10%, 2/12/15	767
830,000	Fidelity National Information Services Inc.,
	2.00%, 4/15/18	827
1,800,000	Fifth Third Bank, 4.75%, 2/01/15	1,837
1,600,000	FMG Resources August 2006 Pty Ltd. 144A,
	6.00%, 4/01/17 (a)(c)	1,633
1,520,000	Ford Motor Credit Co. LLC, 1.47%, 5/09/16	1,542
2,360,000	Ford Motor Credit Co. LLC, 3.88%, 1/15/15 (c)	2,395
4,000,000	Ford Motor Credit Co. LLC, 5.63%, 9/15/15	4,211
600,000	Freeport-McMoRan Copper & Gold Inc.,
	1.40%, 2/13/15	602
550,000	Freeport-McMoRan Copper & Gold Inc.,
	2.15%, 3/01/17 (c)	560
1,700,000	GATX Corp., 2.50%, 7/30/19	1,708
3,960,000	General Electric Capital Corp., 0.88%, 7/12/16	3,996
1,390,000	General Electric Capital Corp., 1.00%, 12/11/15	1,402
3,280,000	Glencore Funding LLC 144A, 1.59%, 1/15/19 (a)	3,299
660,000	Goldman Sachs Group Inc., 1.32%, 11/15/18	671
3,110,000	Goldman Sachs Group Inc., 1.44%, 4/30/18	3,172
1,500,000	Goldman Sachs Group Inc., 3.30%, 5/03/15	1,531
1,600,000	Goldman Sachs Group Inc., 3.63%, 2/07/16	1,664
1,741,000	Goldman Sachs Group Inc., 5.63%, 1/15/17	1,907
2,050,000	Harley-Davidson Financial Services Inc. 144A,
	1.15%, 9/15/15 (a)	2,059
1,969,000	HBOS PLC 144A, 6.75%, 5/21/18 (a)	2,254
970,000	Health Care REIT Inc., 3.63%, 3/15/16	1,012
835,000	Healthcare Realty Trust Inc., 6.50%, 1/17/17	932
2,695,000	Hertz Corp., 6.75%, 4/15/19 (c)	2,830
860,000	Hess Corp., 1.30%, 6/15/17 (c)	859
1,901,000	Hewlett-Packard Co., 1.17%, 1/14/19	1,918
2,970,000	HSBC Bank PLC 144A, 0.86%, 5/15/18 (a)(c)	2,999
2,400,000	HSBC Bank PLC 144A, 3.10%, 5/24/16 (a)	2,498
2,390,000	HSBC USA Inc., 1.11%, 9/24/18	2,421
670,000	Huntington National Bank, 0.66%, 4/24/17	671
1,410,000	Huntington National Bank, 1.30%, 11/20/16	1,417

Principal or Shares	Security Description	Value (000)

800,000	Huntington National Bank, 1.35%, 8/02/16	$804
800,000	Huntington National Bank, 1.38%, 4/24/17 (c)	800
880,000	Hutchison Whampoa International 12 II Ltd.
	144A, 2.00%, 11/08/17 (a)	889
2,250,000	Hyundai Capital America 144A,
	1.45%, 2/06/17 (a)	2,251
1,110,000	Hyundai Capital America 144A,
	1.63%, 10/02/15 (a)	1,118
720,000	Hyundai Capital America 144A,
	3.75%, 4/06/16 (a)	750
770,000	IAC/InterActiveCorp 144A,
	4.88%, 11/30/18 (a)(c)	795
2,320,000	Ineos Finance PLC 144A, 8.38%, 2/15/19 (a)	2,514
790,000	Ingredion Inc., 3.20%, 11/01/15	813
2,820,000	International Lease Finance Corp.,
	2.18%, 6/15/16	2,806
3,200,000	International Lease Finance Corp.,
	3.88%, 4/15/18	3,194
1,025,000	International Lease Finance Corp.,
	4.88%, 4/01/15 (c)	1,045
1,300,000	International Lease Finance Corp. 144A,
	6.50%, 9/01/14 (a)	1,305
1,800,000	Jackson National Life Global Funding 144A,
	1.25%, 2/21/17 (a)	1,792
1,750,000	JB Hunt Transport Services Inc., 2.40%, 3/15/19	1,756
2,160,000	JB Hunt Transport Services Inc., 3.38%, 9/15/15	2,219
1,600,000	John Deere Capital Corp., 1.05%, 10/11/16	1,607
2,320,000	John Deere Capital Corp., 1.13%, 6/12/17 (c)	2,317
2,600,000	JPMorgan Chase & Co., 1.06%, 5/30/17 GBP (b)	4,334
1,550,000	JPMorgan Chase & Co., 1.13%, 1/25/18	1,577
1,470,000	JPMorgan Chase & Co., 1.35%, 2/15/17	1,473
760,000	JPMorgan Chase & Co., 3.15%, 7/05/16	791
1,300,000	KeyBank NA/Cleveland OH, 5.45%, 3/03/16	1,393
1,400,000	KeyCorp, 3.75%, 8/13/15	1,446
1,600,000	Korea Expressway Corp. 144A,
	1.63%, 4/28/17 (a)(c)	1,600
980,000	Kraft Foods Group Inc., 1.63%, 6/04/15	989
3,690,000	Kroger Co., 1.20%, 10/17/16	3,697
1,385,000	Kroger Co., 2.20%, 1/15/17	1,422
1,030,000	L-3 Communications Corp., 1.50%, 5/28/17	1,027
3,140,000	L-3 Communications Corp., 3.95%, 11/15/16 (c)	3,328
1,425,000	Liberty Property LP, 6.63%, 10/01/17	1,621
760,000	Lloyds Bank PLC, 2.30%, 11/27/18	767
2,070,000	Lloyds Bank PLC, 4.20%, 3/28/17	2,226
9,900,000	Macquarie Bank Ltd. 144A, 2.00%, 8/15/16 (a)	10,068
2,950,000	Macquarie Group Ltd. 144A, 1.24%, 1/31/17 (a)	2,955
870,000	Macy’s Retail Holdings Inc., 5.90%, 12/01/16	965
1,970,000	Manufacturers & Traders Trust Co.,
	1.25%, 1/30/17	1,974
2,100,000	Manufacturers & Traders Trust Co.,
	1.40%, 7/25/17	2,099
1,160,000	Marathon Oil Corp., 0.90%, 11/01/15	1,163
2,700,000	Martin Marietta Materials Inc. 144A,
	1.33%, 6/30/17 (a)	2,700
1,010,000	Masco Corp., 4.80%, 6/15/15	1,041
530,000	McKesson Corp., 0.95%, 12/04/15	532
900,000	McKesson Corp., 1.29%, 3/10/17 (c)	900
2,450,000	Merck & Co. Inc., 0.59%, 5/18/18 (c)	2,461

9	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,000,000	Metropolitan Life Global Funding I 144A,
	0.61%, 4/10/17 (a)	$2,006
1,380,000	Mizuho Bank Ltd. 144A, 1.30%, 4/16/17 (a)	1,378
2,280,000	Mobile Mini Inc., 7.88%, 12/01/20	2,451
2,195,000	Morgan Stanley, 0.97%, 7/23/19	2,199
3,780,000	Morgan Stanley, 1.51%, 4/25/18	3,881
3,000,000	Morgan Stanley, 5.45%, 1/09/17 (c)	3,287
830,000	Murphy Oil Corp., 2.50%, 12/01/17	848
810,000	Mylan Inc./PA, 1.35%, 11/29/16	811
5,830,000	Mylan Inc./PA, 1.80%, 6/24/16	5,906
3,750,000	Nabors Industries Inc., 2.35%, 9/15/16	3,844
1,520,000	National Oilwell Varco Inc., 1.35%, 12/01/17	1,514
1,015,000	NBCUniversal Enterprise Inc. 144A,
	0.92%, 4/15/18 (a)	1,027
410,000	NextEra Energy Capital Holdings Inc.,
	1.20%, 6/01/15	412
2,800,000	NextEra Energy Capital Holdings Inc.,
	1.34%, 9/01/15	2,818
2,240,000	Nissan Motor Acceptance Corp. 144A,
	1.00%, 3/15/16 (a)	2,242
1,240,000	Nissan Motor Acceptance Corp. 144A,
	1.95%, 9/12/17 (a)	1,251
2,650,000	Nomura Holdings Inc., 1.68%, 9/13/16	2,693
3,290,000	Nordea Bank AB 144A, 0.88%, 5/13/16 (a)	3,296
700,000	PACCAR Financial Corp., 0.83%, 12/06/18	707
1,685,000	Parker Hannifin Corp., 4.13%, 11/11/15
	EUR (b)	2,357
540,000	Penske Truck Leasing Co. LP / PTL Finance
	Corp. 144A, 2.50%, 6/15/19 (a)	540
2,500,000	Penske Truck Leasing Co. LP / PTL Finance
	Corp. 144A, 3.13%, 5/11/15 (a)	2,548
1,500,000	Perrigo Co. PLC 144A, 1.30%, 11/08/16 (a)	1,497
1,000,000	Petrobras Global Finance BV, 2.59%, 3/17/17 (c)	1,014
2,400,000	Petrobras International Finance Co.,
	3.50%, 2/06/17	2,459
2,350,000	Petroleos Mexicanos, 2.25%, 7/18/18	2,462
2,500,000	Petroleos Mexicanos, 4.88%, 3/15/15	2,561
600,000	Phillips 66, 2.95%, 5/01/17 (c)	626
1,255,000	Plains Exploration & Production Co.,
	6.50%, 11/15/20 (c)	1,399
1,200,000	PNC Bank NA, 1.15%, 11/01/16 (c)	1,206
750,000	Precision Castparts Corp., 0.70%, 12/20/15	750
1,220,000	Principal Life Global Funding II 144A,
	1.00%, 12/11/15 (a)	1,227
1,500,000	Prudential Financial Inc., 1.00%, 8/15/18 (c)	1,509
500,000	Prudential Financial Inc., 4.75%, 9/17/15	523
739,000	QBE Insurance Group Ltd., 6.13%, 9/28/15
	GBP (b)(d)	1,309
2,030,000	Regions Financial Corp., 2.00%, 5/15/18	2,012
540,000	Reynolds American Inc., 1.05%, 10/30/15	540
3,210,000	RJS Power Holdings LLC 144A,
	5.13%, 7/15/19 (a)(c)	3,178
1,260,000	Rockies Express Pipeline LLC 144A,
	3.90%, 4/15/15 (a)(c)	1,266
1,450,000	Rogers Communications Inc., 1.87%, 3/13/17
	CAD (b)	1,331
2,500,000	Royal Bank of Canada, 0.69%, 9/09/16	2,514
2,190,000	Royal Bank of Scotland Group PLC,
	1.17%, 3/31/17	2,206

Principal or Shares	Security Description	Value (000)

4,715,000	Royal Bank of Scotland Group PLC,
	2.55%, 9/18/15	$4,806
1,880,000	Sabine Pass LNG LP, 7.50%, 11/30/16	2,059
1,050,000	SABMiller Holdings Inc. 144A,
	0.93%, 8/01/18 (a)	1,057
1,440,000	SABMiller Holdings Inc. 144A,
	2.45%, 1/15/17 (a)	1,480
600,000	Salix Pharmaceuticals Ltd. 144A,
	6.00%, 1/15/21 (a)	628
1,065,000	SandRidge Energy Inc., 8.75%, 1/15/20	1,124
830,000	SBA Communications Corp., 5.63%, 10/01/19	865
1,885,000	Seagate HDD Cayman 144A,
	3.75%, 11/15/18 (a)	1,913
2,665,000	Shaw Communications Inc., 1.96%, 2/01/16
	CAD (b)	2,451
1,400,000	Sinopec Capital 2013 Ltd. 144A,
	1.25%, 4/24/16 (a)	1,397
3,800,000	Societe Generale SA, 1.31%, 10/01/18	3,813
6,050,000	Sparebank 1 Boligkreditt AS 144A,
	2.63%, 5/27/16 (a)	6,249
1,600,000	Statoil ASA, 0.68%, 11/08/18	1,612
1,480,000	Sumitomo Mitsui Banking Corp.,
	0.90%, 1/18/16	1,483
850,000	Sumitomo Mitsui Banking Corp.,
	0.90%, 7/19/16	856
1,100,000	Sumitomo Mitsui Banking Corp.,
	1.30%, 1/10/17	1,100
3,500,000	SunTrust Bank/Atlanta GA, 1.35%, 2/15/17	3,506
3,080,000	Svenska Handelsbanken AB, 0.68%, 3/21/16	3,097
1,800,000	Tencent Holdings Ltd. 144A, 2.00%, 5/02/17 (a)	1,811
1,340,000	Tesoro Corp., 4.25%, 10/01/17	1,394
950,000	Thermo Fisher Scientific Inc., 1.30%, 2/01/17 (c)	950
1,510,000	Thomson Reuters Corp., 0.88%, 5/23/16	1,509
700,000	Thomson Reuters Corp., 1.30%, 2/23/17	699
1,010,000	Time Warner Inc., 3.15%, 7/15/15	1,035
2,770,000	T-Mobile USA Inc. 144A, 5.25%, 9/01/18 (a)	2,863
2,625,000	Toronto-Dominion Bank, 2.50%, 7/14/16 (c)	2,715
1,950,000	Total Capital International SA,
	0.79%, 8/10/18 (c)	1,972
1,040,000	TransAlta Corp., 1.90%, 6/03/17	1,042
1,600,000	TransCanada PipeLines Ltd., 0.91%, 6/30/16	1,615
670,000	TSMC Global Ltd. 144A, 0.95%, 4/03/16 (a)	671
910,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)	895
1,240,000	United Airlines 2014-2 Class B Pass Through
	Trust, 4.63%, 9/03/22	1,245
500,000	UnitedHealth Group Inc., 1.40%, 10/15/17	500
650,000	Ventas Realty LP, 1.25%, 4/17/17	648
1,336,000	Ventas Realty LP, 1.55%, 9/26/16	1,348
2,590,000	Verizon Communications Inc., 1.00%, 6/17/19	2,629
1,640,000	Verizon Communications Inc., 1.35%, 6/09/17	1,639
770,000	Verizon Communications Inc., 1.76%, 9/15/16	791
1,830,000	Verizon Communications Inc., 1.98%, 9/14/18	1,926
2,410,000	Vodafone Group PLC, 0.61%, 2/19/16 (c)	2,417
2,950,000	Volkswagen Group of America Finance LLC
	144A, 1.25%, 5/23/17 (a)	2,944
2,680,000	Volkswagen International Finance NV 144A,
	1.15%, 11/20/15 (a)	2,692
25,400,000	Volvo Treasury AB, 2.10%, 6/03/16 SEK (b)	3,731
2,000,000	Vornado Realty LP, 4.25%, 4/01/15 (c)	2,030

Payden Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

1,500,000	Want Want China Finance Ltd. 144A,
	1.88%, 5/14/18 (a)	$1,470
1,050,000	WellPoint Inc., 1.25%, 9/10/15 (c)	1,056
2,000,000	WellPoint Inc., 2.38%, 2/15/17 (c)	2,058
3,530,000	Western Union Co., 1.23%, 8/21/15	3,552
2,300,000	Westpac Banking Corp., 1.20%, 5/19/17	2,296
1,770,000	Whirlpool Corp., 1.35%, 3/01/17	1,767
1,590,000	Windstream Corp., 7.88%, 11/01/17 (c)	1,823
700,000	WM Wrigley Jr. Co. 144A, 1.40%, 10/21/16 (a)	704
600,000	WM Wrigley Jr. Co. 144A, 2.00%, 10/20/17 (a)	607
1,310,000	Woodside Finance Ltd. 144A,
	4.50%, 11/10/14 (a)	1,323
146,000	Woolworths Ltd. 144A, 2.55%, 9/22/15 (a)	149
2,140,000	WPX Energy Inc., 5.25%, 1/15/17 (c)	2,258
4,080,000	Xstrata Finance Canada Ltd. 144A,
	2.70%, 10/25/17 (a)	4,182
Total Corporate Bond (Cost - $562,852)		566,770
FDIC Guaranteed (1%)
851,509	FDIC Structured Sale Guaranteed Notes 144A,
	0.71%, 2/25/48 (a)	852
5,558,419	FDIC Structured Sale Guaranteed Notes 144A,
	0.88%, 12/04/20 (a)	5,563
1,304,521	FDIC Structured Sale Guaranteed Notes 144A,
	3.25%, 4/25/38 (a)	1,336
1,849,096	FDIC Trust 144A, 2.18%, 5/25/50 (a)	1,862
Total FDIC Guaranteed (Cost - $9,559)		9,613
Foreign Government (0%)
3,610,000	Instituto de Credito Oficial 144A,
	1.13%, 4/01/16 (a)	3,621
115,000	Panama Government International Bond,
	7.25%, 3/15/15	120
Total Foreign Government (Cost - $3,725)		3,741
Mortgage Backed (7%)
3,548,617	Adjustable Rate Mortgage Trust,
	3.88%, 3/25/37	2,788
929,258	Bank of America Mortgage 2002-K Trust,
	2.70%, 10/20/32	949
3,356,087	Connecticut Avenue Securities, 1.76%, 1/25/24	3,382
1,985,284	Connecticut Avenue Securities, 2.16%, 10/25/23	2,018
1,027,031	Credit Suisse Mortgage Capital Certificates
	144A, 1.15%, 2/27/47 (a)	1,065
3,044,754	Credit Suisse Mortgage Capital Certificates
	144A, 1.55%, 4/25/43 (a)	2,861
2,962,536	Fannie Mae Connecticut Avenue Securities,
	1.11%, 5/25/24	2,938
1,754,207	Fannie Mae Connecticut Avenue Securities,
	1.11%, 5/25/24	1,743
6,930,000	Fannie Mae Connecticut Avenue Securities,
	1.36%, 7/25/24	6,907
1,365,419	FN 708229 ARM, 2.00%, 4/01/33	1,463
536,638	FN 743821 ARM, 2.04%, 11/01/33	564
578,374	FN 755867 ARM, 2.34%, 12/01/33	616
587,388	FN 790762 ARM, 2.06%, 9/01/34	623
763,204	FN 790764 ARM, 2.06%, 9/01/34	809
723,437	FN 794792 ARM, 2.11%, 10/01/34	764

Principal or Shares	Security Description	Value (000)

1,154,131	FN 794797 ARM, 1.94%, 10/01/34	$1,218
3,754,279	Fosse Master Issuer PLC 144A,
	1.63%, 10/18/54 (a)	3,798
3,860,000	Hilton USA Trust 2013-HLF 144A,
	1.16%, 11/05/30 (a)	3,867
720,791	HomeBanc Mortgage Trust, 1.02%, 8/25/29	694
422,300	Indymac Index Mortgage Loan Trust,
	2.56%, 10/25/34	414
1,546,311	JP Morgan Mortgage Trust 144A,
	2.50%, 3/25/43 (a)	1,537
1,315,088	MLCC Mortgage Investors Inc., 2.14%, 2/25/36	1,330
812,387	MLCC Mortgage Investors Inc.,
	2.15%, 12/25/34	811
185,123	Morgan Stanley Mortgage Loan Trust 2004-5AR,
	2.07%, 7/25/34	186
178,756	Provident Funding Mortgage Loan Trust,
	2.49%, 4/25/34	181
2,985,166	Residential Asset Securitization Trust,
	6.00%, 8/25/36	2,547
513,196	Sequoia Mortgage Trust, 0.96%, 10/20/27	506
2,019,312	Sequoia Mortgage Trust, 1.45%, 2/25/43	1,946
2,060,902	Sequoia Mortgage Trust, 1.55%, 4/25/43	1,935
976,203	Sequoia Mortgage Trust, 2.87%, 1/25/42	987
1,838,368	Sequoia Mortgage Trust, 3.50%, 4/25/42	1,879
2,468,344	Springleaf Mortgage Loan Trust 144A,
	1.27%, 6/25/58 (a)	2,466
1,218,513	Springleaf Mortgage Loan Trust 144A,
	1.57%, 12/25/59 (a)	1,221
1,609,336	Springleaf Mortgage Loan Trust 144A,
	1.78%, 12/25/65 (a)	1,610
869,115	Springleaf Mortgage Loan Trust 144A,
	2.22%, 10/25/57 (a)	882
1,906,435	Structured Adjustable Rate Mortgage Loan Trust,
	2.46%, 8/25/34	1,862
453,423	Structured Adjustable Rate Mortgage Loan Trust,
	2.49%, 10/25/34	457
2,827,763	Structured Agency Credit Risk Debt Notes,
	1.61%, 11/25/23	2,833
957,509	Structured Asset Mortgage Investments Inc.,
	2.02%, 10/19/34	785
Total Mortgage Backed (Cost - $66,228)		65,442
Municipal (0%)
2,350,000	Beaver County Industrial Development
	Authority, 3.38%, 1/01/35	2,395
1,790,000	Florida Hurricane Catastrophe Fund Finance
	Corp., 1.30%, 7/01/16	1,805
Total Municipal (Cost - $4,179)		4,200
NCUA Guaranteed (0%)
296,373	NCUA Guaranteed Notes Trust 2010-R1,
	1.84%, 10/07/20
	(Cost - $296)	299
U.S. Government Agency (0%)
400,000	FNMA, 1.13%, 3/28/18
	(Cost - $400)	396
U.S. Treasury (14%)
1,465,000	U.S. Treasury Note, 0.50%, 6/15/16 (e)	1,465

11	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

79,110,000	U.S. Treasury Note, 0.50%, 6/30/16	$79,104
14,650,000	U.S. Treasury Note, 0.63%, 2/15/17	14,577
27,450,000	U.S. Treasury Note, 0.75%, 1/15/17	27,424
10,745,000	U.S. Treasury Note, 0.88%, 7/15/17	10,705
Total U.S. Treasury (Cost - $133,404)		133,275
Purchased Call Options (0%)
711	Eurodollar 2-Year Mid-Curve Option, 98.625,
	9/12/14
	(Cost - $117)	4
Purchased Put Options (0%)
860	Eurodollar 2-Year Mid-Curve Option, 97.25,
	9/12/14	5
711	Eurodollar 2-Year Mid-Curve Option, 97.75,
	9/12/14	45
637	U.S. Treasury 2 Year Future Option, 109.5,
	8/22/14	40
Total Purchased Put Options (Cost - $359)		90
Investment Company (5%)
41,947,613	Payden Cash Reserves Money Market Fund *
	(Cost - $41,948)	41,948
Total (Cost - $960,614) (104%)		963,020
Liabilities in excess of Other Assets (-4%)		(41,069)
Net Assets (100%)		$921,951

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Principal in foreign currency.
(c)	All or a portion of these securities are on loan. At July 31, 2014, the total market value of the Fund’s securities on loan is $38,859 and the total market value of the collateral held by the Fund is $40,000. Amounts in 000s.
(d)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e)	All or a portion of the security is pledged to cover futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (000s)
Assets:
8/11/2014	British Pound (Sell 5,749)	HSBC Bank USA,	$152
		N.A.
8/11/2014	Canadian Dollar (Sell 9,028)	Royal Bank of	130
		Canada
8/11/2014	Euro (Sell 10,778)	Citibank, N.A.	285
8/11/2014	Swedish Krona (Sell 25,766)	The Royal Bank	107
		of Scotland PLC

			$674

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
377	90-Day Eurodollar Future	Dec-15	$93,209	$(104)
377	90-Day Eurodollar Future	Dec-16	(92,172)	153
163	Bank Acceptance Future	Jun-15	36,869	(4)
163	Bank Acceptance Future	Sep-15	(36,839)	(1)
211	Euro-Bobl Future	Sep-14	(36,269)	(135)
92	Euro-Bund Future	Sep-14	18,231	285
283	U.S. Treasury 2 Year	Oct-14	62,096	(80)
	Note Future
176	U.S. Treasury 5 Year	Oct-14	(20,915)	4
	Note Future

				$118

Payden U.S. Government Fund

Schedule of Investments - July 31, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)
FDIC Guaranteed (5%)
574,127	FDIC Structured Sale Guaranteed Notes 144A,
	0.86%, 12/29/45 (a)	$576
2,717,449	FDIC Structured Sale Guaranteed Notes 144A,
	0.88%, 12/04/20 (a)	2,720
1,848,071	FDIC Structured Sale Guaranteed Notes 144A,
	3.25%, 4/25/38 (a)	1,893
1,656,146	FDIC Trust 144A, 2.18%, 5/25/50 (a)	1,667
Total FDIC Guaranteed (Cost - $6,818)		6,856
Mortgage Backed (77%)
997,545	FH 1B8336 ARM, 3.07%, 6/01/41	1,054
631,315	FH 1B8378 ARM, 3.19%, 7/01/41	668
1,893,212	FH 1Q0740 ARM, 2.29%, 3/01/39	2,019
1,375,334	FH 1Q1363 ARM, 2.39%, 2/01/36	1,465
916,127	FH 2B0639 ARM, 2.29%, 6/01/42	955
1,648,426	FH 2B0709 ARM, 2.09%, 8/01/42	1,706
1,687,529	FH 2B0721 ARM, 2.27%, 9/01/42	1,756
1,543,271	FH 2B0972 ARM, 2.01%, 11/01/42	1,587
1,404,352	FH 2B1286 ARM, 2.09%, 4/01/43	1,436
1,521,741	FH 2B1317 ARM, 1.99%, 4/01/43	1,551
714,973	FH 849012 ARM, 1.98%, 3/01/43	732
463,576	FHLB, 2.60%, 4/20/15	470
1,000,000	FHLMC Multifamily Structured Pass Through
	Certificates, 1.43%, 8/25/17	1,005
2,505,000	FHLMC Multifamily Structured Pass Through
	Certificates, 1.72%, 1/25/19	2,495
2,500,000	FHLMC Multifamily Structured Pass Through
	Certificates, 3.15%, 2/25/18	2,632
288,747	FHLMC Structured Pass Through Securities,
	3.61%, 2/27/15	287
318,797	FHR 3728 EH, 3.00%, 9/15/20	328
926,852	FHR 3997 PJ, 3.00%, 1/15/40	955
867,820	FHR 4030 CG, 2.50%, 4/15/27	887
847,927	FHR 4073 BE, 2.00%, 5/15/39	809
678,172	FN 555936 ARM, 2.31%, 9/01/33	739
1,719,558	FN 784365 ARM, 1.93%, 5/01/34	1,809
669,185	FN 795816 ARM, 1.98%, 7/01/34	707
126,681	FN 838958 ARM, 2.08%, 8/01/35	135
128,418	FN 849088 ARM, 2.11%, 11/01/35	136
159,680	FN 866093 ARM, 2.37%, 3/01/36	171
2,305,933	FN 870542 ARM, 2.14%, 3/01/36	2,454
1,417,581	FN 890434 15YR, 3.00%, 7/01/27	1,465
2,405,571	FN AB7995 10YR, 2.50%, 2/01/23	2,465
779,393	FN AC0045 ARM, 1.90%, 10/01/38	815
1,848,983	FN AE0193 ARM, 3.69%, 7/01/40	1,977
2,108,692	FN AE0289 ARM, 3.62%, 5/01/40	2,265
1,204,117	FN AI4019 ARM, 3.45%, 7/01/41	1,272
1,784,753	FN AJ4109 ARM, 2.32%, 12/01/41	1,855
1,087,843	FN AJ8354 ARM, 2.53%, 1/01/42	1,144
826,319	FN AJ8557 ARM, 2.52%, 1/01/42	871
1,138,302	FN AK0013 ARM, 2.40%, 1/01/42	1,189
766,829	FN AK2233 ARM, 2.39%, 5/01/42	801
1,382,613	FN AL0407 30YR, 6.50%, 4/01/39	1,589
675,277	FN AL0502 ARM, 3.00%, 6/01/41	712
1,041,131	FN AL1193 30YR, 4.00%, 11/01/41	1,098
2,337,159	FN AL1869 15YR, 3.00%, 6/01/27	2,416
3,119,156	FN AL2095 15YR, 3.00%, 6/01/27	3,224
1,116,413	FN AL2187 ARM, 3.00%, 3/01/42	1,181
2,272,162	FN AL2221 15YR, 3.00%, 7/01/27	2,349

Principal or Shares	Security Description	Value (000)

751,147	FN AL3015 ARM, 1.95%, 1/01/43	$772
1,512,713	FN AO2280 ARM, 2.16%, 10/01/42	1,569
1,718,994	FN AO7975 15YR, 3.00%, 6/01/27	1,777
1,046,578	FN AP0619 ARM, 2.20%, 7/01/42	1,089
1,529,566	FN AP4080 ARM, 2.23%, 9/01/42	1,592
1,964,086	FN AP4746 15YR, 3.00%, 8/01/27	2,030
742,331	FN AP7869 ARM, 2.20%, 8/01/42	772
1,563,064	FN AQ4765 10YR, 2.50%, 11/01/22	1,601
1,346,742	FN AU6974 ARM, 2.75%, 11/01/43	1,396
2,793,735	FN AU8673 ARM, 2.71%, 2/01/44	2,883
2,000,000	FN-Aces, 2.03%, 3/25/19	2,016
5,030,000	FN-Aces, 2.32%, 11/25/18	5,128
534,209	FNR, 0.91%, 2/25/32	545
1,514,084	FNR 2011-127 UC, 2.50%, 6/25/39	1,523
770,503	FNR 2013-25 FN, 0.61%, 4/25/18	774
668,449	FNW 02-W6 2A, 6.92%, 6/25/42	755
649,412	G2 3515 30YR, 5.50%, 2/20/34	731
3,218,713	G2 5301 15YR, 3.50%, 2/20/27	3,397
1,338,098	G2 778200 20YR, 4.00%, 2/20/32	1,405
842,535	G2 778203 20YR, 4.75%, 2/20/32	913
860,053	G2 82457 ARM, 1.63%, 1/20/40	894
1,120,019	GN 737791 30YR, 4.50%, 12/15/40	1,220
380,478	GNR 2004-11 F, 0.46%, 2/20/34	381
909,172	GNR 2008-32 PA, 4.00%, 8/16/37	967
904,402	GNR 2009-26 BA, 4.00%, 1/16/38	955
212,893	GNR 2011-60 GK, 2.00%, 9/20/34	214
1,424,689	United States Small Business Administration,
	2.88%, 9/10/21	1,459
Total Mortgage Backed (Cost - $98,636)		98,394
NCUA Guaranteed (11%)
1,526,066	NCUA Guaranteed Notes Trust 2010-A1,
	0.50%, 12/07/20	1,528
1,500,000	NCUA Guaranteed Notes Trust 2010-C1,
	2.90%, 10/29/20	1,552
1,130,172	NCUA Guaranteed Notes Trust 2010-R1,
	0.60%, 10/07/20	1,136
327,479	NCUA Guaranteed Notes Trust 2010-R1,
	1.84%, 10/07/20	330
4,536,209	NCUA Guaranteed Notes Trust 2010-R2,
	0.53%, 11/06/17	4,547
1,435,002	NCUA Guaranteed Notes Trust 2011-R2,
	0.56%, 2/06/20	1,440
2,311,369	NCUA Guaranteed Notes Trust 2011-R4,
	0.54%, 3/06/20	2,317
736,180	NCUA Guaranteed Notes Trust 2011-R5,
	0.53%, 4/06/20	738
355,597	NCUA Guaranteed Notes Trust 2011-R6,
	0.54%, 5/07/20	356
Total NCUA Guaranteed (Cost - $13,876)		13,944
U.S. Treasury (4%)
3,000,000	U.S. Treasury Note, 0.63%, 11/30/17	2,942
2,000,000	U.S. Treasury Note, 1.38%, 7/31/18	1,991
Total U.S. Treasury (Cost - $4,961)		4,933
Purchased Put Options (0%)
200	Eurodollar 2-Year Mid-Curve Option, 97.25,
	9/12/14
	(Cost - $41)	1

13	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Investment Company (3%)
3,979,628	Payden Cash Reserves Money Market Fund *
	(Cost - $3,980)	$3,980
Total (Cost - $128,312) (100%)		128,108
Other Assets, net of Liabilities (0%)		526
Net Assets (100%)		$128,634

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
150	90-Day Eurodollar Future	Dec-15	$37,085	$(44)
150	90-Day Eurodollar Future	Dec-16	(36,673)	60

				$16

Payden GNMA Fund

Schedule of Investments - July 31, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)
FDIC Guaranteed (2%)
1,277,263	FDIC Structured Sale Guaranteed Notes 144A,
	0.71%, 2/25/48 (a)	$1,278
1,550,143	FDIC Structured Sale Guaranteed Notes 144A,
	0.86%, 12/29/45 (a)	1,555
4,585,696	FDIC Structured Sale Guaranteed Notes 144A,
	0.88%, 12/04/20 (a)	4,589
Total FDIC Guaranteed (Cost - $7,422)		7,422
Mortgage Backed (139%)
1,743,867	FH 1J1279 ARM, 2.19%, 4/01/36	1,844
3,552,792	FH 1Q0062 ARM, 1.94%, 11/01/35	3,742
1,509,409	FH 847228 ARM, 2.64%, 1/01/34	1,619
35,000,000	FN, 3.00%, 30YR TBA (b)	34,310
21,000,000	FN, 3.50%, 30YR TBA (b)	21,403
1,509,627	FN 832100 ARM, 2.20%, 7/01/35	1,611
2,305,888	FN AK0419 ARM, 2.38%, 12/01/27	2,474
35,072	FNR 1998-12 A, 3.74%, 2/25/18	36
625,466	FNR 2007-95 A1, 0.41%, 8/27/36	627
3,000,000	G2, 3.00%, 30YR TBA (b)	3,009
50,500,000	G2, 3.50%, 30YR TBA (b)	52,113
3,000,000	G2, 4.00%, 30YR TBA (b)	3,179
4,620,000	G2, 4.50%, 30YR TBA (b)	5,019
126,334	G2 3133 30YR, 6.50%, 9/20/31	147
1,546,533	G2 3415 30YR, 5.50%, 7/20/33	1,726
1,072,515	G2 3515 30YR, 5.50%, 2/20/34	1,208
1,502,204	G2 3584 30YR, 6.00%, 7/20/34	1,707
1,171,266	G2 3599 30YR, 6.50%, 8/20/34	1,356
1,193,184	G2 3711 30YR, 5.50%, 5/20/35	1,330
1,631,102	G2 3747 30YR, 5.00%, 8/20/35	1,805
1,005,466	G2 3772 30YR, 5.00%, 10/20/35	1,113
1,609,565	G2 3785 30YR, 5.00%, 11/20/35	1,779
3,133,923	G2 3819 30YR, 5.50%, 2/20/36	3,472
429,561	G2 3891 30YR, 6.50%, 8/20/36	483
2,411,150	G2 4802 30YR, 5.00%, 9/20/40	2,669
1,432,901	G2 4978 30YR, 4.50%, 3/20/41	1,562
4,098,791	G2 5083 30YR, 5.00%, 6/20/41	4,525
1,963,375	G2 713314 30YR, 6.00%, 3/20/39	2,181
573,289	G2 728869 30YR, 4.13%, 4/20/40	610
735,764	G2 728870 30YR, 4.63%, 4/20/40	801
701,449	G2 736498 30YR, 4.13%, 4/20/40	745
477,510	G2 736499 30YR, 4.63%, 4/20/40	520
459,029	G2 742040 30YR, 4.13%, 5/20/40	488
339,676	G2 742041 30YR, 4.63%, 6/20/40	370
4,950,979	G2 757211 30YR, 4.50%, 12/20/40	5,407
857,119	G2 770239 30YR, 4.00%, 2/20/42	910
530,545	G2 80013 ARM, 2.00%, 11/20/26	554
467,762	G2 80029 ARM, 1.63%, 1/20/27	482
1,010,571	G2 80044 ARM, 1.63%, 2/20/27	1,041
1,416,456	G2 80052 ARM, 1.63%, 3/20/27	1,459
199,731	G2 8006 ARM, 1.63%, 7/20/22	204
2,706,710	G2 80074 ARM, 1.63%, 5/20/27	2,810
142,480	G2 80311 ARM, 1.63%, 8/20/29	147
2,919,365	G2 80319 ARM, 1.63%, 9/20/29	3,029
752,986	G2 8041 ARM, 1.63%, 8/20/22	771
184,599	G2 80424 ARM, 1.63%, 7/20/30	192
375,318	G2 80428 ARM, 2.00%, 7/20/30	393
915,559	G2 80541 ARM, 1.63%, 9/20/31	952
690,983	G2 80569 ARM, 1.63%, 1/20/32	715
410,248	G2 80570 ARM, 1.63%, 1/20/32	428
163,183	G2 80579 ARM, 1.63%, 2/20/32	169

Principal or Shares	Security Description	Value (000)

2,086,667	G2 80637 ARM, 1.63%, 9/20/32	$2,169
6,586,173	G2 80749 ARM, 1.63%, 10/20/33	6,856
4,853,867	G2 80795 ARM, 1.63%, 12/20/33	5,052
1,947,179	G2 80826 ARM, 1.63%, 2/20/34	2,017
2,921,919	G2 80835 ARM, 1.63%, 2/20/34	3,038
557,664	G2 80837 ARM, 1.63%, 2/20/34	578
541,056	G2 81018 ARM, 1.63%, 8/20/34	562
28,324	G2 81044 ARM, 1.63%, 8/20/34	29
109,628	G2 8121 ARM, 1.63%, 1/20/23	112
2,146,028	G2 81214 ARM, 1.63%, 1/20/35	2,224
785,053	G2 81220 ARM, 1.63%, 1/20/35	813
714,190	G2 81278 ARM, 1.63%, 3/20/35	740
459,518	G2 81938 ARM, 1.63%, 7/20/37	463
5,538,005	G2 82074 ARM, 1.63%, 5/20/38	5,755
3,151,101	G2 82107 ARM, 1.63%, 7/20/38	3,273
346,727	G2 82151 ARM, 1.63%, 9/20/38	358
160,324	G2 8228 ARM, 1.63%, 7/20/23	164
5,431,911	G2 82457 ARM, 1.63%, 1/20/40	5,647
3,296,823	G2 82463 ARM, 3.75%, 1/20/40	3,463
1,818,906	G2 83031 ARM, 2.50%, 1/20/42	1,864
1,389,818	G2 83048 ARM, 3.00%, 2/20/42	1,459
391,792	G2 8358 ARM, 1.63%, 1/20/24	402
298,432	G2 8359 ARM, 1.63%, 1/20/24	306
291,039	G2 8371 ARM, 1.63%, 2/20/24	298
142,457	G2 8373 ARM, 1.63%, 2/20/24	146
1,340,875	G2 8547 ARM, 2.00%, 11/20/24	1,393
114,027	G2 8580 ARM, 2.00%, 1/20/25	118
171,325	G2 8595 ARM, 2.00%, 2/20/25	178
82,817	G2 8855 ARM, 2.00%, 10/20/21	85
539,342	G2 8968 ARM, 1.63%, 9/20/26	556
1,730,412	G2 8991 ARM, 1.63%, 10/20/26	1,783
5,752,253	G2 MA1012 30YR, 3.50%, 5/20/43	5,947
7,531,444	G2 MA1089 30YR, 3.00%, 6/20/43	7,569
6,685,605	G2 MA1520 30YR, 3.00%, 12/20/43	6,719
4,929,518	G2 MA1840 30YR, 4.50%, 4/20/44	5,365
9,976,775	G2 MA1996 30YR, 4.00%, 6/20/44	10,591
19,000,000	GN, 4.00%, 30YR TBA (b)	20,134
9,297,266	GN 367090 30YR, 4.50%, 7/15/41	10,178
10,553,386	GN 367092 30YR, 4.50%, 7/15/41	11,587
3,472,403	GN 455989 15YR, 5.00%, 7/15/26	3,794
264,106	GN 524825 30YR, 5.47%, 10/15/29	289
104,670	GN 524869 30YR, 5.47%, 1/15/30	115
269,657	GN 524925 30YR, 5.47%, 2/15/30	296
158,927	GN 524968 30YR, 5.47%, 3/15/30	174
160,713	GN 524996 30YR, 5.47%, 5/15/30	176
153,316	GN 525015 30YR, 5.47%, 6/15/30	168
110,885	GN 525033 30YR, 5.47%, 7/15/30	122
47,645	GN 546392 30YR, 5.47%, 2/15/31	52
538,513	GN 558954 20YR, 5.25%, 5/15/29	594
1,250,665	GN 558956 30YR, 4.50%, 6/15/29	1,337
131,916	GN 596009 30YR, 5.75%, 7/15/32	146
86,718	GN 596023 30YR, 5.75%, 7/15/32	96
120,591	GN 596035 30YR, 5.75%, 8/15/32	134
271,642	GN 596054 30YR, 5.75%, 8/15/32	301
156,559	GN 596071 30YR, 5.75%, 8/15/32	173
163,281	GN 596072 30YR, 5.75%, 7/15/32	181
412,163	GN 596090 30YR, 5.75%, 8/15/32	459
332,274	GN 596135 30YR, 5.75%, 8/15/32	369
147,221	GN 596166 30YR, 5.75%, 8/15/32	163
229,672	GN 596178 30YR, 5.75%, 9/15/32	255

15	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

107,564	GN 596197 30YR, 5.75%, 8/15/32	$119
167,969	GN 596225 30YR, 5.75%, 9/15/32	186
42,047	GN 596230 30YR, 5.75%, 8/15/32	47
33,723	GN 596231 30YR, 5.75%, 9/15/32	37
189,865	GN 596237 30YR, 5.75%, 9/15/32	210
44,088	GN 596312 30YR, 5.75%, 9/15/32	49
65,606	GN 596313 30YR, 5.75%, 9/15/32	73
148,797	GN 596396 30YR, 5.75%, 9/15/32	165
201,206	GN 601699 30YR, 5.70%, 12/15/32	223
525,743	GN 601738 30YR, 5.25%, 1/15/33	576
412,004	GN 601772 30YR, 5.25%, 1/15/33	453
251,547	GN 601774 30YR, 5.25%, 1/15/33	276
169,268	GN 601775 30YR, 5.70%, 1/15/33	188
191,792	GN 601786 30YR, 5.25%, 2/15/33	210
238,311	GN 601791 30YR, 5.25%, 2/15/33	261
204,247	GN 601810 30YR, 5.25%, 2/15/33	224
268,816	GN 601845 30YR, 5.25%, 2/15/33	295
210,182	GN 601858 30YR, 5.70%, 2/15/33	233
85,577	GN 601871 30YR, 5.75%, 12/15/32	95
1,261,887	GN 601872 30YR, 5.25%, 3/15/33	1,396
30,542	GN 601912 30YR, 5.25%, 3/15/33	33
396,677	GN 601937 30YR, 5.25%, 3/15/33	436
110,961	GN 602002 30YR, 5.25%, 3/15/33	122
117,436	GN 602043 30YR, 5.25%, 4/15/33	129
727,885	GN 605099 30YR, 5.50%, 3/15/34	828
158,036	GN 613272 30YR, 5.25%, 5/15/33	173
98,161	GN 613354 30YR, 5.45%, 7/15/33	108
117,104	GN 613355 30YR, 5.70%, 4/15/33	130
64,722	GN 613379 30YR, 5.45%, 7/15/33	71
1,907,448	GN 616826 30YR, 5.50%, 1/15/35	2,162
1,454,757	GN 629903 35YR, 5.80%, 6/15/42	1,498
2,849,401	GN 673234 30YR, 6.00%, 11/15/38	3,203
834,211	GN 677318 30YR, 6.00%, 9/15/38	941
5,479,131	GN 701943 30YR, 5.00%, 6/15/39	6,060
3,612,222	GN 704439 30YR, 4.50%, 3/15/39	3,927
4,503,778	GN 710868 30YR, 5.50%, 9/15/39	5,021
677,269	GN 728159 20YR, 5.25%, 11/15/29	750
7,432,957	GN 734089 30YR, 4.00%, 12/15/40	7,887
1,598,014	GN 743362 30YR, 4.75%, 6/15/40	1,742
111,048	GN 743363 30YR, 4.25%, 5/15/40	118
187,800	GN 743502 30YR, 4.25%, 6/15/40	199
518,575	GN 743503 30YR, 4.75%, 6/15/40	564
490,132	GN 743611 30YR, 4.75%, 6/15/40	533
8,898,705	GN 745187 30YR, 4.50%, 7/15/40	9,698
135,305	GN 747368 30YR, 4.75%, 7/15/40	147
278,812	GN 747491 30YR, 4.75%, 7/15/40	303
64,005	GN 747610 30YR, 4.75%, 8/15/40	69
67,005	GN 747740 30YR, 4.25%, 9/15/40	71
293,278	GN 747741 30YR, 4.75%, 9/15/40	318
1,109,829	GN 761040 30YR, 4.25%, 3/15/41	1,178
963,306	GN 762726 30YR, 4.25%, 3/15/41	1,022
892,408	GN 763012 30YR, 4.25%, 4/15/41	947
1,135,602	GN 763216 30YR, 4.25%, 4/15/41	1,205
73,938	GN 768576 30YR, 4.25%, 4/15/41	78
129,226	GN 768721 30YR, 4.25%, 4/15/41	137
235,209	GN 768886 30YR, 4.25%, 6/15/41	250
662,559	GN 781636 30YR, 5.50%, 7/15/33	739
788,527	GN 781810 30YR, 5.50%, 10/15/34	882
2,297,700	GN 782835 30YR, 6.00%, 12/15/39	2,583
2,514,538	GN 782858 30YR, 6.00%, 11/15/39	2,828

Principal or Shares	Security Description	Value (000)

516,146	GNR 1999-18 FA, 0.45%, 5/16/29	$518
245,556	GNR 1999-40 FE, 0.70%, 11/16/29	247
442,723	GNR 1999-40 FK, 0.70%, 11/16/29	446
270,169	GNR 1999-45 FC, 0.55%, 12/16/29	271
324,203	GNR 1999-45 FH, 0.60%, 12/16/29	325
301,422	GNR 2000-22 FG, 0.35%, 5/16/30	302
497,109	GNR 2000-9 FG, 0.75%, 2/16/30	502
307,142	GNR 2000-9 FH, 0.65%, 2/16/30	310
412,448	GNR 2001-19 F, 0.65%, 5/16/31	415
59,977	GNR 2001-21 FN, 0.35%, 8/16/22	60
1,829,091	GNR 2001-22 FG, 0.50%, 5/16/31	1,837
788,027	GNR 2001-31 FA, 0.40%, 6/16/31	791
686,186	GNR 2001-35 FA, 0.40%, 8/16/31	687
467,871	GNR 2001-46 FA, 0.57%, 9/16/31	470
2,266,631	GNR 2001-47 FA, 0.55%, 9/16/31	2,279
844,482	GNR 2001-59 FA, 0.55%, 11/16/24	850
174,016	GNR 2001-64 F, 0.51%, 11/20/31	174
395,562	GNR 2001-65 FV, 0.56%, 2/20/29	398
476,146	GNR 2002-11 FJ, 0.66%, 2/20/32	479
474,437	GNR 2002-13 FA, 0.65%, 2/16/32	478
1,311,571	GNR 2002-48 FG, 0.45%, 12/16/30	1,316
888,386	GNR 2002-48 FT, 0.35%, 12/16/26	891
1,298,705	GNR 2002-5 FP, 0.70%, 1/16/32	1,309
882,340	GNR 2002-72 FA, 0.56%, 10/20/32	886
405,876	GNR 2002-72 FB, 0.56%, 10/20/32	408
895,692	GNR 2002-72 FE, 0.56%, 10/20/32	899
1,402,998	GNR 2002-76 F, 0.35%, 1/16/31	1,406
210,524	GNR 2002-76 FY, 0.45%, 12/16/26	211
120,110	GNR 2002-79 FB, 0.40%, 11/16/32	120
1,560,536	GNR 2003-71 FC, 0.66%, 7/20/33	1,572
2,345,482	GNR 2003-94 FB, 0.45%, 12/16/30	2,350
3,650,722	GNR 2004-56 F, 0.56%, 6/20/33	3,665
1,932,160	GNR 2004-59 FH, 0.40%, 8/16/34	1,931
645,147	GNR 2004-73 JM, 0.00%, 9/16/34	632
608,772	GNR 2006-47 FA, 0.35%, 8/16/36	607
662,869	GNR 2006-64 PO, 0.00%, 4/16/34	651
1,321,057	GNR 2007-76 FB, 0.66%, 11/20/37	1,328
3,603,236	GNR 2008-15 CF, 0.67%, 2/20/38	3,625
828,341	GNR 2008-2 FH, 0.61%, 1/20/38	833
1,065,509	GNR 2008-67 UF, 0.61%, 6/20/38	1,070
1,994,167	GNR 2009-87 FB, 0.81%, 9/20/39	2,008
13,462,570	GNR 2010-132 IO, 1.19%, 11/16/52	830
15,536,915	GNR 2010-71 IO, 0.38%, 3/16/52	465
20,622,717	GNR 2014-69 IB, 1.12%, 6/20/36	915
Total Mortgage Backed (Cost - $423,239)		426,804
NCUA Guaranteed (2%)
915,599	NCUA Guaranteed Notes Trust 2011-R3,
	0.55%, 3/11/20	919
4,960,638	NCUA Guaranteed Notes Trust 2011-R4,
	0.54%, 3/06/20	4,973
Total NCUA Guaranteed (Cost - $5,891)		5,892
Investment Company (2%)
6,988,383	Payden Cash Reserves Money Market Fund *
	(Cost - $6,988)	6,988
Total (Cost - $443,540) (145%)		447,106
Liabilities in excess of Other Assets (-45%)		(138,750)
Net Assets (100%)		$308,356

Payden GNMA Fund continued

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security was purchased on a delayed delivery basis.

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
300	90-Day Eurodollar	Dec-15	$74,171	$(87)
	Future
300	90-Day Eurodollar	Dec-16	(73,346)	119
	Future
400	U.S. Treasury 2 Year	Oct-14	(87,769)	92
	Note Future

				$124

Open Centrally Cleared Interest Rate Swap Contracts

Clearinghouse	Fund Receives	Fund Pays	Expiration Date	Notional Principal (000s)	Value (000s)
Chicago Mercantile	3M US LIBOR	(3.00)%	Dec-24	USD 1,000	$(16)

17	Payden Mutual Funds

Payden Core Bond Fund

Schedule of Investments - July 31, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (6%)
6,020,000	Babson CLO Ltd. 144A, 1.33%, 4/20/25 (a)	$5,941
102,215	Chase Funding Mortgage Loan Asset-Backed
	Certificates, 0.82%, 11/25/32	97
1,831,649	Colony American Homes 2014-1 144A,
	1.40%, 5/17/31 (a)	1,846
1,440,285	Colony American Homes 2014-2 144A,
	1.10%, 7/17/31 (a)	1,442
6,665,000	Dryden XXII Senior Loan Fund 144A,
	1.32%, 8/15/25 (a)	6,564
1,470,000	Invitation Homes 2014-SFR1 Trust 144A,
	1.15%, 6/17/31 (a)	1,476
2,918,901	L.A. Arena Funding LLC 144A,
	7.66%, 12/15/26 (a)	3,243
1,289,895	Nelnet Student Loan Trust 2014-2A 144A,
	0.44%, 6/25/21 (a)	1,291
1,900,000	SLM Student Loan Trust, 0.54%, 7/26/21	1,906
6,395,000	Tyron Park CLO Ltd. 144A, 1.35%, 7/15/25 (a)	6,308
2,210,000	Volvo Financial Equipment LLC Series 2014-1
	144A, 0.54%, 11/15/16 (a)	2,210
Total Asset Backed (Cost - $32,231)		32,324
Corporate Bond (53%)
917,584	Air Canada 2013-1 Class A Pass Through Trust
	144A, 4.13%, 5/15/25 (a)	934
1,995,000	Air Lease Corp., 5.63%, 4/01/17 (b)	2,170
1,416,181	Alliance Pipeline LP/United States 144A,
	7.00%, 12/31/19 (a)	1,607
2,750,000	Anglo American Capital PLC 144A,
	4.13%, 4/15/21 (a)	2,811
2,475,000	Apollo Management Holdings LP 144A,
	4.00%, 5/30/24 (a)	2,485
1,415,000	Appalachian Power Co., 6.70%, 8/15/37	1,869
3,140,000	ARC Properties Operating Partnership LP/Clark
	Acquisition LLC 144A, 3.00%, 2/06/19 (a)	3,140
2,100,000	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc. 144A, 3.23%, 12/15/19 (a)	2,063
2,880,000	Australia & New Zealand Banking Group Ltd.
	144A, 4.50%, 3/19/24 (a)	2,946
1,310,000	Aviation Capital Group Corp. 144A,
	4.63%, 1/31/18 (a)	1,387
675,000	Banco de Credito e Inversiones 144A,
	4.00%, 2/11/23 (a)	670
4,580,000	Banco del Estado de Chile 144A,
	2.00%, 11/09/17 (a)	4,614
1,400,000	Banque Federative du Credit Mutuel SA 144A,
	2.50%, 10/29/18 (a)	1,412
1,340,000	Barclays Bank PLC 144A, 6.05%, 12/04/17 (a)	1,513
1,935,000	BB&T Corp., 4.90%, 6/30/17	2,111
1,353,000	BBVA Banco Continental SA 144A,
	2.25%, 7/29/16 (a)	1,371
3,920,000	Bear Stearns Companies LLC, 5.55%, 1/22/17 (b)	4,302
3,100,000	BioMed Realty LP, 3.85%, 4/15/16	3,240
3,035,000	Blackstone Holdings Finance Co. LLC 144A,
	5.88%, 3/15/21 (a)	3,548
2,000,000	BNP Paribas SA, 0.82%, 12/12/16	2,007
1,230,000	Buckeye Partners LP, 5.85%, 11/15/43	1,373

Principal or Shares	Security Description	Value (000)

1,000,000	Bumble Bee Holdings Inc. 144A,
	9.00%, 12/15/17 (a)	$1,057
1,000,000	Cablevision Systems Corp., 7.75%, 4/15/18 (b)	1,116
1,555,000	Carlyle Holdings II Finance LLC 144A,
	5.63%, 3/30/43 (a)	1,772
1,270,000	CBQ Finance Ltd. 144A, 5.00%, 11/18/14 (a)	1,286
960,000	Cenovus Energy Inc., 6.75%, 11/15/39	1,246
1,000,000	Cincinnati Bell Inc., 8.38%, 10/15/20	1,090
785,000	Citigroup Inc., 1.25%, 1/15/16 (b)	789
525,000	Citigroup Inc., 1.92%, 5/15/18 (b)	545
3,465,000	CNOOC Nexen Finance 2014 ULC,
	4.25%, 4/30/24	3,554
1,860,000	CNPC General Capital Ltd. 144A,
	1.45%, 4/16/16 (a)	1,862
3,780,000	Colombia Telecomunicaciones SA ESP 144A,
	5.38%, 9/27/22 (a)	3,827
550,000	CONSOL Energy Inc. 144A, 5.88%, 4/15/22 (a)	559
1,000,000	CONSOL Energy Inc., 8.25%, 4/01/20 (b)	1,070
2,575,000	Continental Resources Inc./OK, 5.00%, 9/15/22	2,765
3,790,000	Credit Agricole SA/London 144A,
	1.39%, 4/15/16 (a)	3,835
1,000,000	Crestwood Midstream Partners LP/Crestwood
	Midstream Finance Corp., 7.75%, 4/01/19 (b)	1,062
1,330,874	CVS Pass-Through Trust 144A,
	5.79%, 1/10/26 (a)	1,481
1,700,000	CVS Pass-Through Trust Series 2014 144A,
	4.16%, 8/10/36 (a)	1,725
700,000	DaVita HealthCare Partners Inc.,
	5.13%, 7/15/24 (b)	691
1,770,000	DCP Midstream LLC 144A, 9.75%, 3/15/19 (a)	2,264
1,745,000	Delek & Avner Tamar Bond Ltd. 144A,
	5.41%, 12/30/25 (a)(b)	1,767
1,000,000	Denbury Resources Inc., 5.50%, 5/01/22 (b)	984
3,967,000	Digital Realty Trust LP, 5.88%, 2/01/20 (b)	4,417
2,745,000	Dignity Health, 3.13%, 11/01/22	2,572
1,155,000	Dignity Health, 4.50%, 11/01/42	1,072
2,192,000	Dow Chemical Co., 9.40%, 5/15/39	3,572
1,270,000	Ecopetrol SA, 7.63%, 7/23/19	1,537
2,070,000	Electricite de France SA 144A,
	5.25%, 1/29/49 (a)	2,109
1,760,000	Embraer Overseas Ltd., 6.38%, 1/15/20	1,989
1,280,000	Encana Corp., 6.50%, 8/15/34	1,591
3,915,000	Energy Transfer Partners LP, 4.15%, 10/01/20	4,114
2,400,000	Entergy Louisiana LLC, 5.00%, 7/15/44	2,465
1,015,000	Exelon Generation Co. LLC, 6.20%, 10/01/17 (b)	1,148
1,485,000	Fermaca Enterprises S de RL de CV 144A,
	6.38%, 3/30/38 (a)	1,552
1,000,000	First Data Corp. 144A, 7.38%, 6/15/19 (a)	1,052
3,700,000	FirstEnergy Corp., 2.75%, 3/15/18	3,724
1,310,000	FMG Resources August 2006 Pty. Ltd. 144A,
	8.25%, 11/01/19 (a)	1,410
975,000	Ford Motor Co., 7.45%, 7/16/31	1,296
2,385,000	Ford Motor Credit Co. LLC, 1.47%, 5/09/16	2,419
458,000	General Electric Capital Corp., 5.88%, 1/14/38	550
6,715,000	Glencore Funding LLC 144A, 1.39%, 5/27/16 (a)	6,757
1,510,000	Goldcorp Inc., 2.13%, 3/15/18 (b)	1,512
1,490,000	Goldcorp Inc., 3.63%, 6/09/21 (b)	1,511
1,505,000	Goldman Sachs Group Inc., 1.44%, 4/30/18	1,535

18

Payden Core Bond Fund continued

Principal or Shares	Security Description	Value (000)

5,955,000	Goldman Sachs Group Inc., 1.83%, 11/29/23 (b)	$6,170
2,585,000	Grupo Bimbo SAB de CV 144A,
	3.88%, 6/27/24 (a)	2,573
5,040,000	Health Care REIT Inc., 4.13%, 4/01/19	5,423
3,060,000	Heathrow Funding Ltd. 144A,
	4.88%, 7/15/21 (a)	3,332
1,000,000	Hertz Corp., 6.75%, 4/15/19	1,050
1,755,000	Hewlett-Packard Co., 1.17%, 1/14/19	1,771
2,865,000	HSBC Holdings PLC, 4.25%, 3/14/24 (b)	2,925
3,115,000	HSBC USA Inc., 5.00%, 9/27/20 (b)	3,436
1,000,000	Huntsman International LLC, 8.63%, 3/15/20	1,069
1,940,000	Hutchison Whampoa International 12 II Ltd.
	144A, 3.25%, 11/08/22 (a)	1,911
1,000,000	Ineos Finance PLC 144A, 8.38%, 2/15/19 (a)	1,084
2,830,000	ING Bank NV 144A, 2.00%, 9/25/15 (a)	2,869
2,050,000	Inter-American Development Bank,
	3.88%, 9/17/19	2,253
680,000	International Lease Finance Corp.,
	2.18%, 6/15/16	677
3,120,000	Intesa Sanpaolo SpA 144A, 5.02%, 6/26/24 (a)	3,093
1,000,000	Iron Mountain Inc., 7.75%, 10/01/19	1,080
3,180,000	JPMorgan Chase & Co., 1.13%, 1/25/18	3,234
855,000	JPMorgan Chase Bank NA, 0.56%, 6/13/16	852
2,350,000	Kaiser Foundation Hospitals, 3.50%, 4/01/22 (b)	2,369
3,735,000	Kennametal Inc., 2.65%, 11/01/19	3,735
3,450,000	KKR Group Finance Co. II LLC 144A,
	5.50%, 2/01/43 (a)	3,765
770,000	Kroger Co., 7.50%, 4/01/31	1,024
1,000,000	Linn Energy LLC/Linn Energy Finance Corp.,
	7.75%, 2/01/21 (b)	1,052
2,890,000	Macquarie Bank Ltd. 144A, 2.00%, 8/15/16 (a)	2,939
771,000	Macy’s Retail Holdings Inc., 7.45%, 7/15/17 (b)	899
1,560,000	McGraw Hill Financial Inc., 5.90%, 11/15/17	1,723
1,330,000	MDC Holdings Inc., 6.00%, 1/15/43	1,250
1,630,000	Merrill Lynch & Co. Inc., 6.88%, 4/25/18 (b)	1,904
1,525,000	MetLife Inc., 6.40%, 12/15/36 (b)	1,717
317,000	MetLife Inc., 10.75%, 8/01/39 (b)	507
1,440,000	Morgan Stanley, 1.08%, 1/24/19	1,457
295,000	Morgan Stanley, 1.48%, 2/25/16	299
1,889,000	Nationwide Building Society 144A,
	6.25%, 2/25/20 (a)	2,213
350,000	Nationwide Mutual Insurance Co. 144A,
	9.38%, 8/15/39 (a)	548
1,440,000	Nissan Motor Acceptance Corp. 144A,
	0.78%, 3/03/17 (a)	1,445
1,380,000	Noble Holding International Ltd.,
	3.45%, 8/01/15	1,415
3,520,000	North Shore Long Island Jewish Health Care
	Inc., 6.15%, 11/01/43	4,277
1,000,000	Novelis Inc./GA, 8.75%, 12/15/20 (b)	1,085
2,960,000	Orange SA, 9.00%, 3/01/31	4,440
1,000,000	Peabody Energy Corp., 6.00%, 11/15/18 (b)	1,002
1,785,000	People’s United Bank, 4.00%, 7/15/24	1,784
2,300,000	Pernod Ricard SA 144A, 5.75%, 4/07/21 (a)	2,647
1,960,000	Petroleos Mexicanos 144A, 4.88%, 1/18/24 (a)	2,082
1,505,000	Pfizer Inc., 7.20%, 3/15/39	2,121
1,990,000	Plains Exploration & Production Co.,
	6.50%, 11/15/20	2,219
2,335,000	Prudential Financial Inc., 5.63%, 6/15/43	2,510

Principal or Shares	Security Description	Value (000)

3,800,000	RBS Citizens Financial Group Inc. 144A,
	4.15%, 9/28/22 (a)	$3,823
1,000,000	Reynolds Group Issuer Inc./Reynolds Group
	Issuer LLC/Reynolds Group Issuer Lu,
	6.88%, 2/15/21 (b)	1,059
600,000	Sabre Inc. 144A, 8.50%, 5/15/19 (a)	652
1,000,000	SandRidge Energy Inc., 8.75%, 1/15/20	1,055
4,185,000	Scotiabank Peru SA 144A, 4.50%, 12/13/27 (a)	4,039
830,000	Senior Housing Properties Trust,
	4.75%, 5/01/24	848
1,635,000	Senior Housing Properties Trust,
	6.75%, 4/15/20	1,880
4,030,000	Sinopec Capital 2013 Ltd. 144A,
	1.88%, 4/24/18 (a)	3,951
2,010,000	Sompo Japan Insurance Inc. 144A,
	5.33%, 3/28/73 (a)	2,166
1,785,000	Southeast Supply Header LLC 144A,
	4.25%, 6/15/24 (a)	1,814
1,370,000	Sparebank 1 Boligkreditt AS 144A,
	2.63%, 5/27/16 (a)	1,415
1,000,000	Sprint Capital Corp., 6.90%, 5/01/19 (b)	1,075
2,745,000	Standard Chartered PLC 144A,
	3.95%, 1/11/23 (a)(b)	2,715
2,400,000	SunTrust Bank/Atlanta GA, 0.66%, 2/15/17	2,404
2,675,000	Teachers Insurance & Annuity Association of
	America 144A, 6.85%, 12/16/39 (a)(b)	3,557
2,360,000	Tencent Holdings Ltd. 144A, 3.38%, 5/02/19 (a)	2,399
500,000	Time Warner Cable Inc., 8.25%, 4/01/19 (b)	629
1,000,000	T-Mobile USA Inc., 6.25%, 4/01/21	1,049
2,970,000	Transatlantic Holdings Inc., 8.00%, 11/30/39	4,145
2,295,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)	2,256
1,000,000	Valeant Pharmaceuticals International 144A,
	7.00%, 10/01/20 (a)	1,050
1,335,000	Valero Energy Corp., 6.63%, 6/15/37 (b)	1,633
3,960,000	Verizon Communications Inc., 6.40%, 9/15/33	4,925
2,953,000	Vornado Realty LP, 4.25%, 4/01/15	2,997
1,070,000	Wells Fargo Capital X, 5.95%, 12/15/36	1,098
2,405,000	Wesfarmers Ltd. 144A, 1.87%, 3/20/18 (a)	2,400
2,328,000	Westvaco Corp., 7.95%, 2/15/31	3,009
3,795,000	Williams Companies Inc., 4.55%, 6/24/24	3,789
965,000	Williams Companies Inc., 8.75%, 3/15/32	1,238
255,000	Yum! Brands Inc., 6.88%, 11/15/37	329
Total Corporate Bond (Cost - $288,796)		298,453
FDIC Guaranteed (0%)
432,321	FDIC Structured Sale Guaranteed Notes 144A,
	0.88%, 12/04/20 (a)
	(Cost - $434)	433
Mortgage Backed (28%)
13,199	Bear Sterns ARM Trust 2003-1, 2.63%, 4/25/33	12
1,840,954	Connecticut Avenue Securities, 1.11%, 5/25/24	1,829
2,570,000	Connecticut Avenue Securities, 1.35%, 7/25/24	2,561
1,957,717	Connecticut Avenue Securities, 1.76%, 1/25/24	1,973
988,150	Connecticut Avenue Securities, 2.16%, 10/25/23	1,005
1,290,000	Del Coronado Trust 144A, 0.95%, 3/15/26 (a)	1,292
7,861,810	FG Q12837 30YR, 3.00%, 11/01/42	7,711
7,610,000	FN, 3.00%, 30YR TBA (c)	7,460
720,000	FN, 3.50%, 30YR TBA (c)	734

19	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

14,680,000	FN, 4.00%, 30YR TBA (c)	$15,439
8,640,000	FN, 4.50%, 30YR TBA (c)	9,305
4,602,026	FN 254766 30YR, 5.00%, 6/01/33	5,086
3,036,177	FN 725423 30YR, 5.50%, 5/01/34	3,400
2,520,509	FN 725424 30YR, 5.50%, 4/01/34	2,823
4,937,022	FN 745418 30YR, 5.50%, 4/01/36	5,483
4,058,015	FN 995203 30YR, 5.00%, 7/01/35	4,486
3,231,606	FN AB6385 30YR, 3.00%, 10/01/42	3,179
2,014,026	FN AE0138 30YR, 4.50%, 3/01/40	2,192
3,943,117	FN AJ7689 30YR, 4.00%, 12/01/41	4,154
3,847,528	FN AL2221 15YR, 3.00%, 7/01/27	3,977
5,979,397	FN AL2521 30YR, 3.50%, 9/01/42	6,100
517,709	FN AL2605 15YR, 3.00%, 6/01/27	535
2,137,516	FN AL2654 15YR, 3.00%, 11/01/27	2,210
3,578,633	FN AO7975 15YR, 3.00%, 6/01/27	3,699
1,400,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 2.36%, 2/25/24	1,423
383,105	G2 5140 30YR, 4.50%, 8/20/41	417
1,442,539	G2 5175 30YR, 4.50%, 9/20/41	1,571
2,702,990	G2 5259 30YR, 4.00%, 12/20/41	2,870
2,210,311	GN 711522 30YR, 4.50%, 7/15/40	2,413
5,402,114	GN 734089 30YR, 4.00%, 12/15/40	5,732
4,258,666	GN 745187 30YR, 4.50%, 7/15/40	4,641
7,963,111	GN AA5452 30YR, 3.50%, 7/15/42	8,219
300,000	Granite Master Issuer PLC, 1.01%, 12/17/54	294
182,192	Harborview Mortgage Loan Trust,
	2.74%, 1/19/35	181
1,490,000	Hilton USA Trust 2013-HLF 144A,
	1.16%, 11/05/30 (a)	1,493
2,440,000	Hilton USA Trust 2013-HLT 144A,
	2.66%, 11/05/30 (a)	2,460
516,791	JP Morgan Mortgage Trust 2006-S2,
	6.00%, 7/25/36	482
7,143,957	JP Morgan Mortgage Trust 2013-1 144A,
	2.50%, 3/25/43 (a)	7,099
4,550,000	JP Morgan Mortgage Trust 2014-2 144A,
	3.00%, 6/25/29 (a)	4,653
74,013	Landmark Mortgage Securities PLC,
	0.78%, 6/17/38 GBP (d)	120
50,909	Morgan Stanley Mortgage Loan Trust,
	2.07%, 7/25/34	51
664,404	Motel 6 Trust 144A, 1.50%, 10/05/25 (a)	661
808,736	Prime Mortgage Trust, 5.00%, 10/25/35	814
2,436,871	Residential Asset Securitization Trust 2006-A8,
	6.00%, 8/25/36	2,079
103,292	Sequoia Mortgage Trust, 0.96%, 10/20/27	102
6,393,404	Sequoia Mortgage Trust 144A,
	3.00%, 5/25/43 (a)	6,149
3,277,655	Sequoia Mortgage Trust, 3.50%, 9/25/42	3,281
1,300,000	Springleaf Mortgage Loan Trust 144A,
	5.58%, 6/25/58 (a)	1,303
1,788,274	Structured Agency Credit Risk Debt Notes,
	1.61%, 11/25/23	1,792
37,340	Structured Asset Mortgage Investments Inc.,
	3.64%, 7/25/32	39
9,464	Structured Asset Securities Corp.,
	0.00%, 8/25/32	5

Principal or Shares	Security Description	Value (000)

1,027,146	WaMu Mortgage Pass Through Certificates,
	2.12%, 7/25/37	$863
Total Mortgage Backed (Cost - $158,400)		157,852
Municipal (1%)
1,495,000	California State, 7.55%, 4/01/39	2,223
2,170,000	Florida Hurricane Catastrophe Fund Finance
	Corp., 2.11%, 7/01/18	2,191
770,000	State Board of Administration Finance Corp.,
	3.00%, 7/01/20	775
1,000,000	State of Washington, 1.70%, 7/01/20	951
Total Municipal (Cost - $5,364)		6,140
U.S. Treasury (7%)
5,500,000	U.S. Treasury Bill, 0.00%, 8/14/14 (e)(f)(g)	5,500
8,000,000	U.S. Treasury Bill, 0.00%, 8/21/14 (f)	8,000
5,575,000	U.S. Treasury Note, 0.88%, 1/31/18	5,496
990,000	U.S. Treasury Note, 1.63%, 6/30/19	984
6,600,000	U.S. Treasury Note, 2.50%, 5/15/24	6,570
6,040,000	U.S. Treasury Note, 3.38%, 5/15/44	6,113
22,000,000	U.S. Treasury Strip Principal, 0.00%, 11/15/40	9,127
Total U.S. Treasury (Cost - $41,694)		41,790
Preferred Stock (0%)
15,600	Farm Credit Bank of Texas
	(Cost - $1,560)	1,642
Investment Company (15%)
30,968,903	Payden Cash Reserves Money Market Fund *	30,969
944,771	Payden Emerging Markets Bond Fund,
	Institutional Class *	13,425
1,656,459	Payden Emerging Markets Corporate Bond Fund,
	Institutional Class *	17,260
646,094	Payden Emerging Markets Local Bond Fund,
	Investor Class *	5,737
1,522,172	Payden Floating Rate Fund, Institutional Class *	15,313
115,337	Payden High Income Fund, Investor Class *	817
Total Investment Company (Cost - $83,009)		83,521
Total (Cost - $611,488) (110%)		622,155
Liabilities in excess of Other Assets (-10%)		(55,852)
Net Assets (100%)		$566,303

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	All or a portion of these securities are on loan. At July 31, 2014, the total market value of the Fund’s securities on loan is $19,027 and the total market value of the collateral held by the Fund is $19,802. Amounts in 000s.
(c)	Security was purchased on a delayed delivery basis.
(d)	Principal in foreign currency.
(e)	All or a portion of the security is pledged to cover futures contract margin requirements.
(f)	Yield to maturity at time of purchase.
(g)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

Payden Core Bond Fund continued

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
8/11/2014	British Pound (Sell 71)	HSBC Bank USA, N.A.	$2
9/22/2014	Canadian Dollar (Sell 13,666)	Royal Bank of Canada	20
10/29/2014	Euro (Sell 8,406)	HSBC Bank USA, N.A.	59
8/27/2014	New Zealand Dollar (Sell 9,802)	UBS AG	12
10/30/2014	Swiss Franc (Sell 11,503)	State Street Bank & Trust Co.	57

			$150

Liabilities:
9/22/2014	Australian Dollar (Sell 14,871)	Royal Bank of Canada	$(112)
9/25/2014	Norwegian Krone (Buy 75,866)	JPMorgan Chase Bank, N.A.	(493)

			$(605)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
87	Long Gilt Future	Sep-14	$(16,257)	$31
99	U.S. Long Bond Future	Sep-14	(13,603)	(22)

				$9

Open Centrally Cleared Credit Default Swap Contracts

Reference Obligations	Fund (Pays) Receives	Clearinghouse	Expiration Date	Notional Principal (000s)	Value (000s)
CDX.NA.IG.22	(1.00)%	Chicago Mercantile	Jun-19	USD 1,000	$(18)

Open Interest Rate Swap Contracts

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Principal (000s)	Value (000s)
Barclays Bank PLC	3M US LIBOR	(4.01)%	Dec-40	USD 9,400	$(1,339)
Citibank, N.A.	1.63%	3M US LIBOR	May-19	USD 1,000	(7)

					$(1,346)

21	Payden Mutual Funds

Payden Corporate Bond Fund

Schedule of Investments - July 31, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bank Loans (0%)
200,000	Lions Gate Entertainment Corp.,
	5.50%, 7/19/20
	(Cost - $200)	$203
Corporate Bond (91%)
Consumer Cyclical (2%)
355,000	Gap Inc., 5.95%, 4/12/21 (a)	408
730,000	Glencore Funding LLC 144A,
	1.39%, 5/27/16 (b)	735
		1,143
Consumer Non-Cyclical (8%)
425,000	Actavis Funding SCS 144A, 2.45%, 6/15/19 (b)	424
180,000	Beverages & More Inc. 144A,
	10.00%, 11/15/18 (b)	174
475,000	Central American Bottling Corp. 144A,
	6.75%, 2/09/22 (b)	514
605,000	Grupo Bimbo SAB de CV 144A,
	3.88%, 6/27/24 (b)	602
650,000	Mallinckrodt International Finance SA,
	3.50%, 4/15/18 (a)	634
142,000	Mondelez International Inc., 6.50%, 2/09/40	182
250,000	Mylan Inc. 144A, 6.00%, 11/15/18 (b)	261
590,000	North Shore Long Island Jewish Health Care
	Inc., 6.15%, 11/01/43	717
400,000	Pernod Ricard SA 144A, 5.75%, 4/07/21 (b)	460
445,000	Pfizer Inc., 7.20%, 3/15/39	627
		4,595
Energy (15%)
716,873	Alliance Pipeline LP/United States 144A,
	7.00%, 12/31/19 (b)	813
290,000	Buckeye Partners LP, 5.85%, 11/15/43 (a)	324
300,000	Canadian Natural Resources Ltd.,
	6.25%, 3/15/38 (a)	372
435,000	Cenovus Energy Inc., 6.75%, 11/15/39	565
405,000	DCP Midstream LLC 144A, 9.75%, 3/15/19 (b)	518
590,000	Delek & Avner Tamar Bond Ltd. 144A,
	5.08%, 12/30/23 (b)	592
545,000	Ecopetrol SA, 7.63%, 7/23/19	660
325,000	Encana Corp., 6.50%, 8/15/34	404
550,000	Enterprise Products Operating LLC,
	6.65%, 10/15/34 (a)	703
750,000	Hutchison Whampoa International 12 Ltd.
	144A, 6.00%, 5/29/49 (b)	807
190,000	KazMunaiGaz Finance Sub BV,
	9.13%, 7/02/18 (c)	231
250,000	Kinder Morgan Inc./DE 144A,
	5.00%, 2/15/21 (b)	255
500,000	Nexen Energy ULC, 7.50%, 7/30/39 (a)	694
450,000	Pacific Rubiales Energy Corp. 144A,
	5.38%, 1/26/19 (b)	460
500,000	Plains Exploration & Production Co.,
	6.50%, 11/15/20	557
210,000	TransCanada PipeLines Ltd., 7.63%, 1/15/39	304
350,000	Valero Energy Corp., 6.63%, 6/15/37	428
870,000	Williams Companies Inc., 4.55%, 6/24/24 (a)	869
		9,556
Financial (40%)
430,000	Air Lease Corp., 5.63%, 4/01/17	468

Principal or Shares	Security Description	Value (000)

250,000	Ally Financial Inc., 4.75%, 9/10/18 (a)	$261
540,000	Apollo Management Holdings LP 144A,
	4.00%, 5/30/24 (b)	542
750,000	Australia & New Zealand Banking Group Ltd.
	144A, 4.50%, 3/19/24 (b)	767
810,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (b)	832
330,000	Bank of America Corp., 7.63%, 6/01/19	404
370,000	Barclays Bank PLC 144A, 6.05%, 12/04/17 (b)	418
252,000	BBVA Banco Continental SA 144A,
	2.25%, 7/29/16 (b)	255
950,000	BioMed Realty LP, 3.85%, 4/15/16	993
250,000	Citigroup Inc., 5.90%, 12/29/49	250
115,000	Citigroup Inc., 6.00%, 10/31/33	130
500,000	Corp. Financiera de Desarrollo SA 144A,
	5.25%, 7/15/29 (b)	509
850,000	Digital Realty Trust LP, 5.88%, 2/01/20 (a)	946
205,000	General Motors Financial Co. Inc.,
	4.75%, 8/15/17	216
600,000	Goldman Sachs Group Inc., 1.83%, 11/29/23 (a)	622
600,000	Goldman Sachs Group Inc., 5.63%, 1/15/17	657
250,000	Goldman Sachs Group Inc., 5.70%, 12/29/49 (a)	256
460,000	Goldman Sachs Group Inc., 7.50%, 2/15/19	555
315,000	HBOS PLC 144A, 6.75%, 5/21/18 (b)	361
345,000	HSBC USA Inc., 5.00%, 9/27/20	381
940,000	ING Bank NV, 4.13%, 11/21/23 (a)	960
500,000	ING U.S. Inc., 5.65%, 5/15/53 (a)	511
600,000	International Lease Finance Corp.,
	2.18%, 6/15/16	597
640,000	Intesa Sanpaolo SpA 144A, 5.02%, 6/26/24 (b)	634
325,000	KKR Group Finance Co. II LLC 144A,
	5.50%, 2/01/43 (b)	355
365,000	KKR Group Finance Co. III LLC 144A,
	5.13%, 6/01/44 (b)	379
250,000	Lloyds TSB Bank PLC 144A, 6.50%, 9/14/20 (b)	291
510,000	Macquarie Bank Ltd. 144A,
	6.63%, 4/07/21 (a)(b)	587
105,000	Merrill Lynch & Co. Inc., 6.88%, 4/25/18	123
505,000	MetLife Inc., 6.40%, 12/15/36	569
50,000	MetLife Inc., 10.75%, 8/01/39 (a)	80
500,000	Morgan Stanley, 5.45%, 12/29/49 (a)	501
600,000	Nationwide Mutual Insurance Co. 144A,
	9.38%, 8/15/39 (b)	939
350,000	Pacific Life Insurance Co. 144A,
	9.25%, 6/15/39 (b)	543
410,000	People’s United Bank, 4.00%, 7/15/24	410
325,000	Prudential Financial Inc., 5.63%, 6/15/43	349
200,000	Prudential Financial Inc., 5.88%, 9/15/42	217
625,000	QBE Insurance Group Ltd. 144A,
	2.40%, 5/01/18 (b)	623
250,000	RBS Citizens Financial Group Inc. 144A,
	4.15%, 9/28/22 (b)	252
650,000	Royal Bank of Scotland Group PLC,
	5.13%, 5/28/24	651
685,000	Scotiabank Peru SA 144A, 4.50%, 12/13/27 (b)	661

22

Payden Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)

225,000	Senior Housing Properties Trust,
	4.75%, 5/01/24	$230
365,000	Senior Housing Properties Trust,
	6.75%, 4/15/20	420
640,000	SLM Corp., 6.13%, 3/25/24	626
300,000	Societe Generale SA 144A,
	6.00%, 10/27/49 (a)(b)	289
470,000	Sompo Japan Insurance Inc. 144A,
	5.33%, 3/28/73 (b)	506
525,000	Standard Chartered PLC 144A,
	3.95%, 1/11/23 (a)(b)	519
500,000	Standard Chartered PLC 144A,
	5.70%, 3/26/44 (a)(b)	529
670,000	Transatlantic Holdings Inc., 8.00%, 11/30/39 (a)	935
250,000	Trinity Acquisition PLC, 6.13%, 8/15/43	278
450,000	UniCredit Luxembourg Finance SA 144A,
	6.00%, 10/31/17 (a)(b)	493
125,000	Wells Fargo Capital X, 5.95%, 12/15/36	128
		25,008
Healthcare (3%)
180,000	Dignity Health, 3.13%, 11/01/22	168
740,000	Dignity Health, 4.50%, 11/01/42	687
150,000	Kaiser Foundation Hospitals, 3.50%, 4/01/22	151
410,000	Memorial Sloan-Kettering Cancer Center,
	4.13%, 7/01/52	391
200,000	Valeant Pharmaceuticals International 144A,
	7.00%, 10/01/20 (b)	210
		1,607
Industrial (3%)
550,000	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc. 144A, 3.23%, 12/15/19 (b)	540
440,000	Aviation Capital Group Corp. 144A,
	4.63%, 1/31/18 (b)	466
620,000	Embraer Overseas Ltd., 6.38%, 1/15/20	701
300,000	Textron Inc., 5.60%, 12/01/17	335
		2,042
Material (4%)
350,000	Anglo American Capital PLC 144A,
	4.13%, 4/15/21 (b)	358
480,000	ArcelorMittal, 6.13%, 6/01/18	513
280,000	Ashland Inc., 3.88%, 4/15/18	282
155,000	Dow Chemical Co., 9.40%, 5/15/39	253
495,000	Goldcorp Inc., 3.63%, 6/09/21	502
570,000	Westvaco Corp., 7.95%, 2/15/31	737
		2,645
Telecommunication (8%)
250,000	AT&T Inc., 6.55%, 2/15/39	312
500,000	British Sky Broadcasting Group PLC 144A,
	9.50%, 11/15/18 (b)	638
90,000	CenturyLink Inc., 5.80%, 3/15/22	93
250,000	Colombia Telecomunicaciones SA ESP 144A,
	5.38%, 9/27/22 (b)	253
100,000	Comcast Corp., 6.40%, 5/15/38	128
250,000	IAC/InterActiveCorp 144A, 4.75%, 12/15/22 (b)	241
175,000	News America Inc., 9.50%, 7/15/24	238
400,000	Orange SA, 9.00%, 3/01/31	600
480,000	Rogers Communications Inc., 5.00%, 3/15/44	498

Principal or Shares	Security Description	Value (000)

200,000	TBG Global Pte Ltd. 144A,
	4.63%, 4/03/18 (a)(b)	$203
600,000	Telecom Italia Capital SA, 7.18%, 6/18/19	680
100,000	Time Warner Entertainment Co. LP,
	8.38%, 7/15/33	146
400,000	Time Warner Inc., 7.63%, 4/15/31	546
200,000	Verizon Global Funding Corp., 7.75%, 6/15/32	281
		4,857
Utility (8%)
350,000	Abengoa Transmision Sur SA 144A,
	6.88%, 4/30/43 (b)	383
700,000	AES Corp./VA, 3.23%, 6/01/19	698
600,000	EDP Finance BV 144A, 6.00%, 2/02/18 (b)	654
195,000	Electricite de France SA 144A,
	5.25%, 1/29/49 (b)	199
605,000	Electricite de France SA 144A,
	6.00%, 1/22/14 (b)	687
500,000	Entergy Louisiana LLC, 5.00%, 7/15/44	514
345,000	Fermaca Enterprises S de RL de CV 144A,
	6.38%, 3/30/38 (b)	361
830,000	FirstEnergy Corp., 2.75%, 3/15/18	835
250,000	MidAmerican Energy Holdings Co.,
	6.13%, 4/01/36	311
225,000	Sempra Energy, 9.80%, 2/15/19	296
		4,938
Total Corporate Bond (Cost - $54,111)		56,391
Foreign Government (1%)
750,000	Fondo MIVIVIENDA SA 144A,
	3.38%, 4/02/19 (b)
	(Cost - $748)	755
Municipal (1%)
505,000	Florida Hurricane Catastrophe Fund Finance
	Corp., 2.11%, 7/01/18
	(Cost - $505)	510
U.S. Treasury (0%)
200,000	U.S. Treasury Bill, 0.00%, 8/14/14 (d)(e)
	(Cost - $200)	200
Preferred Stock (1%)
4,400	Farm Credit Bank of Texas
	(Cost - $440)	463
Investment Company (19%)
9,903,597	Payden Cash Reserves Money Market Fund *	9,904
124,226	Payden Equity Income Fund, Investor Class *	1,734
Total Investment Company (Cost - $11,484)		11,638
Total (Cost - $67,688) (113%)		70,160
Liabilities in excess of Other Assets (-13%)		(8,030)
Net Assets (100%)		$62,130

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	All or a portion of these securities are on loan. At July 31, 2014, the total market value of the Fund’s securities on loan is $8,958 the total market value of the collateral held by the Fund is $9,273. Amounts in 000s.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

23	Payden Mutual Funds

(c)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d)	All or a portion of the security is pledged to cover futures contract margin requirements.
(e)	Yield to maturity at time of purchase.

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
9	U.S. Long Bond Future	Sep-14	$1,236	$3
58	U.S. Treasury 10 Year Note Future	Sep-14	(7,227)	6
93	U.S. Treasury 5 Year Note Future	Sep-14	11,052	(40)

				$(31)

Payden Strategic Income Fund

Schedule of Investments - July 31, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (4%)
998,512	American Homes 4 Rent 2014-SFR1 144A,
	1.25%, 6/17/31 (a)(b)	$1,001
297,990	Colony American Homes 2014-2 144A,
	1.10%, 7/17/31 (a)(b)	298
620,000	Invitation Homes 2014-SFR1 Trust 144A,
	1.15%, 6/17/31 (a)(b)	622
1,000,000	Octagon Investment Partners XIX Ltd. 144A,
	1.75%, 4/15/26 (a)(b)	1,001
Total Asset Backed (Cost - $2,917)		2,922
Bank Loans (9%)
500,000	Akorn Inc. Term Loan 1L, 4.50%, 4/16/21	500
500,000	Catalent Pharma Solutions Inc. Term Loan B 1L,
	4.50%, 5/20/21	502
500,000	Davita Healthcare Partners Inc. Term Loan B 1L,
	3.50%, 6/24/21	500
600,000	Hub International Ltd. Term Loan 1L,
	4.25%, 10/02/20	598
500,000	Libbey Glass Inc. Term Loan 1L, 3.75%, 4/09/21	497
500,000	Michaels Stores Inc. Term Loan 1L,
	4.00%, 1/28/20	498
500,000	Nortek Inc. Term Loan 1L, 3.75%, 10/30/20	500
500,000	Ortho-Clinical Diagnostics Inc. Term Loan 1L,
	4.75%, 6/30/21	500
600,000	Payless ShoeSource Term Loan 1L,
	5.00%, 3/11/21	601
500,000	Post Holdings Inc. Term Loan A 1L,
	3.75%, 6/02/21	503
500,000	Stater Bros Markets Term Loan B 1L,
	4.75%, 5/12/21	503
500,000	Vantiv LLC Term Loan B 1L, 3.75%, 6/13/21	502
Total Bank Loans (Cost - $6,211)		6,204
Corporate Bond (53%)
205,000	Actavis Funding SCS 144A, 2.45%, 6/15/19 (b)	204
270,000	Air Lease Corp., 5.63%, 4/01/17	294
200,000	Alexandria Real Estate Equities Inc.,
	2.75%, 1/15/20	200
4,000,000	America Movil SAB de CV, 6.00%, 6/09/19
	MXN (c)	309
281,486	American Airlines 2013-2 Class B Pass Through
	Trust, 5.60%, 7/15/20	294
300,000	American Axle & Manufacturing Inc.,
	6.25%, 3/15/21	320
275,000	American Tower Corp., 7.00%, 10/15/17	318
300,000	Anglo American Capital PLC 144A,
	4.13%, 4/15/21 (b)	307
455,000	ARC Properties Operating Partnership LP/Clark
	Acquisition LLC 144A, 3.00%, 2/06/19 (b)	455
300,000	Ardagh Packaging Finance PLC 144A,
	9.13%, 10/15/20 (b)	326
350,000	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc. 144A,
	3.23%, 12/15/19 (a)(b)	344
300,000	AutoZone Inc., 1.30%, 1/13/17	300
275,000	Barclays Bank PLC 144A, 6.05%, 12/04/17 (b)	310

Principal or Shares	Security Description	Value (000)

210,000	Barrick Gold Corp., 6.95%, 4/01/19 (d)	$251
155,000	BBVA Banco Continental SA 144A,
	3.25%, 4/08/18 (b)	157
250,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	274
200,000	Bon-Ton Department Stores Inc.,
	8.00%, 6/15/21 (d)	183
300,000	BreitBurn Energy Partners LP / BreitBurn
	Finance Corp., 8.63%, 10/15/20	324
80,000	Capital One Financial Corp., 6.15%, 9/01/16	88
300,000	CCO Holdings LLC / CCO Holdings Capital
	Corp., 5.75%, 9/01/23 (d)	301
300,000	CenturyLink Inc., 6.45%, 6/15/21 (d)	324
400,000	CF Industries Inc., 6.88%, 5/01/18	467
210,000	Chrysler Group LLC / CG Co.-Issuer Inc.,
	8.25%, 6/15/21	232
300,000	CHS/Community Health Systems Inc.,
	8.00%, 11/15/19	323
300,000	Citigroup Inc., 0.50%, 6/09/16 (a)	298
455,000	Citigroup Inc., 1.25%, 1/15/16	458
300,000	CONSOL Energy Inc. 144A, 5.88%, 4/15/22 (b)	305
300,000	Continental Resources Inc./OK, 5.00%, 9/15/22	322
300,000	Crestwood Midstream Partners LP / Crestwood
	Midstream Finance Corp., 6.00%, 12/15/20 (d)	310
300,000	DaVita HealthCare Partners Inc.,
	5.13%, 7/15/24 (d)	296
350,000	DCP Midstream LLC 144A, 9.75%, 3/15/19 (b)	448
230,000	Digital Realty Trust LP, 5.88%, 2/01/20 (d)	256
300,000	Dole Food Co. Inc. 144A, 7.25%, 5/01/19 (b)(d)	298
300,000	DreamWorks Animation SKG Inc. 144A,
	6.88%, 8/15/20 (b)	315
150,000	Eastman Chemical Co., 2.40%, 6/01/17	154
380,000	Ecopetrol SA, 5.88%, 9/18/23	430
425,000	Edison International, 3.75%, 9/15/17 (d)	452
350,000	EDP Finance BV 144A, 6.00%, 2/02/18 (b)	382
500,000	Entergy Louisiana LLC, 5.00%, 7/15/44	514
300,000	First Quantum Minerals Ltd. 144A,
	6.75%, 2/15/20 (b)	307
190,000	FMG Resources August 2006 Pty Ltd. 144A,
	8.25%, 11/01/19 (b)	204
220,000	Ford Motor Credit Co. LLC, 6.63%, 8/15/17	251
450,000	GATX Corp., 2.50%, 3/15/19	452
300,000	Genesis Energy LP / Genesis Energy Finance
	Corp., 5.75%, 2/15/21	305
300,000	Glencore Funding LLC 144A,
	1.39%, 5/27/16 (a)(b)	302
300,000	Goldman Sachs Group Inc., 1.83%, 11/29/23 (a)	311
300,000	Goodyear Tire & Rubber Co., 6.50%, 3/01/21	319
580,000	Grupo Bimbo SAB de CV 144A,
	3.88%, 6/27/24 (b)	577
200,000	HBOS PLC 144A, 6.75%, 5/21/18 (b)	229
275,000	HSBC USA Inc., 5.00%, 9/27/20	303
247,000	Hyundai Capital America 144A,
	1.88%, 8/09/16 (b)	250
300,000	Imperial Metals Corp. 144A, 7.00%, 3/15/19 (b)	310
300,000	INEOS Group Holdings SA 144A,
	5.88%, 2/15/19 (b)	304
450,000	ING Bank NV 144A, 2.00%, 9/25/15 (b)	456
625,000	Intesa Sanpaolo SPA 144A, 5.02%, 6/26/24 (b)	619

25	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

200,000	Jo-Ann Stores Inc. 144A, 8.13%, 3/15/19 (b)	$200
500,000	Johnson Controls Inc., 1.40%, 11/02/17	497
325,000	KazMunayGas National Co. JSC 144A,
	6.38%, 4/09/21 (b)	369
435,000	Kilroy Realty LP, 5.00%, 11/03/15	457
300,000	Kodiak Oil & Gas Corp., 5.50%, 1/15/21 (d)	316
300,000	Laredo Petroleum Inc., 7.38%, 5/01/22	329
300,000	Legacy Reserves LP / Legacy Reserves Finance
	Corp., 6.63%, 12/01/21	302
300,000	Linn Energy LLC / Linn Energy Finance Corp.,
	6.25%, 11/01/19	306
150,000	Macquarie Group Ltd. 144A,
	3.00%, 12/03/18 (b)	154
92,000	Macquarie Group Ltd. 144A, 4.88%, 8/10/17 (b)	100
450,000	Martin Marietta Materials Inc. 144A,
	1.33%, 6/30/17 (a)(b)	450
165,000	MeadWestvaco Corp., 7.38%, 9/01/19	200
300,000	MEG Energy Corp. 144A, 6.50%, 3/15/21 (b)	310
210,000	Merrill Lynch & Co. Inc., 6.88%, 4/25/18	245
250,000	Mizuho Bank Ltd. 144A, 1.55%, 10/17/17 (b)	249
300,000	Mobile Mini Inc., 7.88%, 12/01/20	322
250,000	Morgan Stanley, 5.95%, 12/28/17	283
420,000	MUFG Union Bank NA, 5.95%, 5/11/16	457
400,000	Nationwide Building Society 144A,
	6.25%, 2/25/20 (b)	469
440,000	Noble Holding International Ltd.,
	3.45%, 8/01/15	451
300,000	Numericable Group SA 144A,
	6.00%, 5/15/22 (b)	302
515,000	Oleoducto Central SA 144A, 4.00%, 5/07/21 (b)	522
200,000	Pacific Rubiales Energy Corp. 144A,
	5.38%, 1/26/19 (b)	204
100,000	PaperWorks Industries Inc. 144A,
	9.50%, 8/15/19 (b)	102
250,000	People’s United Bank, 4.00%, 7/15/24	250
300,000	Perrigo Co. PLC 144A, 2.30%, 11/08/18 (b)	299
155,000	Petroleos Mexicanos, 6.00%, 3/05/20	176
177,000	Plains Exploration & Production Co.,
	6.50%, 11/15/20	197
300,000	Post Holdings Inc., 7.38%, 2/15/22 (d)	320
200,000	QBE Insurance Group Ltd. 144A,
	2.40%, 5/01/18 (b)	199
430,000	Quest Diagnostics Inc., 5.45%, 11/01/15 (d)	454
150,000	RJS Power Holdings LLC 144A,
	5.13%, 7/15/19 (b)(d)	148
300,000	Royal Bank of Scotland Group PLC,
	1.88%, 3/31/17	302
300,000	Royal Bank of Scotland Group PLC,
	5.13%, 5/28/24	301
253,000	Ryder System Inc., 2.50%, 3/01/17 (d)	260
445,000	Scotiabank Peru SA 144A,
	4.50%, 12/13/27 (a)(b)	429
450,000	Senior Housing Properties Trust,
	4.75%, 5/01/24	460
250,000	Senior Housing Properties Trust,
	6.75%, 4/15/20	288
270,000	Seventy Seven Operating LLC, 6.63%, 11/15/19	285
645,000	Sinopec Group Overseas Development 2012 Ltd.
	144A, 3.90%, 5/17/22 (b)	653

Principal or Shares	Security Description	Value (000)

325,000	Standard Chartered PLC 144A,
	3.95%, 1/11/23 (b)(d)	$321
500,000	Star Energy Geothermal Wayang Windu Ltd.
	144A, 6.13%, 3/27/20 (b)	521
200,000	Stifel Financial Corp., 4.25%, 7/18/24	200
300,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/01/24	298
325,000	TAM Capital 3 Inc. 144A, 8.38%, 6/03/21 (b)	356
250,000	Teck Resources Ltd., 2.50%, 2/01/18 (d)	253
320,000	Tencent Holdings Ltd. 144A, 3.38%, 5/02/19 (b)	325
300,000	Tenet Healthcare Corp., 8.13%, 4/01/22	336
450,000	Tesco PLC 144A, 5.50%, 11/15/17 (b)	502
300,000	T-Mobile USA Inc., 6.25%, 4/01/21 (d)	315
225,000	TransAlta Corp., 1.90%, 6/03/17	225
300,000	Tronox Finance LLC, 6.38%, 8/15/20	305
300,000	Virgin Media Secured Finance PLC 144A,
	5.38%, 4/15/21 (b)	305
165,000	Vornado Realty LP, 2.50%, 6/30/19 (d)	165
250,000	Williams Companies Inc., 8.75%, 3/15/32	321
300,000	Windstream Corp., 7.50%, 6/01/22 (d)	324
50,000	Yum! Brands Inc., 6.25%, 3/15/18	57
Total Corporate Bond (Cost - $35,524)		35,388
Foreign Government (10%)
700,000	Brazilian Government International Bond,
	12.50%, BRL (c)	321
755,000	Croatia Government International Bond 144A,
	6.38%, 3/24/21 (b)	830
380,000	Dominican Republic International Bond 144A,
	7.50%, 5/06/21 (b)	436
325,000	Guatemala Government Bond 144A,
	5.75%, 6/06/22 (b)	352
416,000	Hungary Government International Bond,
	4.13%, 2/19/18	433
230,000	Indonesia Government International Bond 144A, 5.88%, 3/13/20 (b)	258
155,000	Indonesia Government International Bond,
	5.88%, 3/13/20	174
60,000,000	Nigeria Government International Bond 144A,
	4.00%, 4/23/15 NGN (c)	355
770,000	Peruvian Government International Bond 144A,
	7.84%, 8/12/20 PEN (c)	319
15,000,000	Philippine Government International Bond,
	3.90%, 11/26/22 PHP (c)	349
325,000	Republic of Armenia 144A, 6.00%, 9/30/20 (b)	343
450,000	Republic of Georgia 144A, 6.88%, 4/12/21 (b)	513
405,000	Republic of Sri Lanka 144A, 6.25%, 10/04/20 (b)	434
356,000	Romanian Government International Bond
	144A, 6.75%, 2/07/22 (b)	426
300,000	Tanzania Government International Bond,
	6.33%, 3/09/20	323
410,000	Uruguay Government International Bond,
	4.50%, 8/14/24	434
Total Foreign Government (Cost - $6,290)		6,300
Mortgage Backed (22%)
354,800	Alternative Loan Trust 2005-47CB,
	5.50%, 10/25/35	325

Payden Strategic Income Fund continued

Principal or Shares	Security Description	Value (000)

302,987	BCAP LLC Trust 2007-AA2, 6.00%, 4/25/37	$264
402,129	CHL Mortgage Pass-Through Trust 2004-29,
	2.22%, 2/25/35 (a)	313
339,950	CSMC Mortgage-Backed Trust 2006-7,
	6.00%, 8/25/36	298
1,000,000	Fannie Mae Connecticut Avenue Securities,
	2.76%, 5/25/24 (a)	954
500,000	Fannie Mae Connecticut Avenue Securities,
	3.06%, 7/25/24 (a)	489
500,000	Fannie Mae Connecticut Avenue Securities,
	3.16%, 7/25/24 (a)	490
3,250,000	FN, 3.00%, 15YR TBA (e)	3,351
2,000,000	FN, 3.50%, 15YR TBA (e)	2,108
1,200,000	FN, 4.50%, 30YR TBA (e)	1,292
965,003	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.16%, 2/25/24 (a)	961
1,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.81%, 4/25/24 (a)	990
195,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.36%, 2/25/24 (a)	198
1,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 3.76%, 4/25/24 (a)	1,026
329,944	GSMPS Mortgage Loan Trust 2005-RP2 144A,
	0.51%, 3/25/35 (a)(b)	291
600,000	JP Morgan Mortgage Trust 2014-2 144A,
	3.00%, 6/25/29 (b)	614
379,981	Nationstar Mortgage Loan Trust 2013-A 144A,
	3.75%, 12/25/52 (b)	388
239,127	PHH Alternative Mortgage Trust Series 2007-1,
	6.00%, 2/25/37	214
Total Mortgage Backed (Cost - $14,660)		14,566
Municipal (1%)
250,000	District of Columbia Water & Sewer Authority,
	4.81%, 10/01/14	258
455,000	El Fondo MIVIVIENDA SA 144A,
	3.50%, 1/31/23 (b)	437
Total Municipal (Cost - $684)		695
U.S. Treasury (5%)
3,190,000	U.S. Treasury Bill, 0.00%, 1/08/15 (f)
	(Cost - $3,189)	3,189

Principal or Shares	Security Description	Value (000)
Stocks (3%)
Common Stock (2%)
1,580	Access Midstream Partners LP	$95
4,680	BioMed Realty Trust Inc.	101
1,300	Buckeye Partners LP	104
2,880	Corrections Corp. of America	93
1,580	Digital Realty Trust Inc. (d)	102
1,300	Enterprise Products Partners LP	97
1,520	Equity Residential	98
1,240	Magellan Midstream Partners LP	99
1,520	MarkWest Energy Partners LP	106
1,690	Plains All American Pipeline LP	97
560	Public Storage	96
450	Simon Property Group Inc.	76
		1,164
Preferred Stock (1%)
3,450	Alexandria Real Estate Equities Inc.	87
3,550	DDR Corp.	89
3,350	Discover Financial Services	85
3,350	First Republic Bank (d)	88
2,950	US Bancorp (a)	84
3,900	Vornado Realty Trust	93
2,700	Wells Fargo & Co.	67
		593
Total Stocks (Cost - $1,727)		1,757
Investment Company (12%)
8,119,071	Payden Cash Reserves Money Market Fund *
	(Cost - $8,119)	8,119
Total (Cost - $79,321) (119%)		79,140
Liabilities in excess of Other Assets (-19%)		(12,571)
Net Assets (100%)		$66,569

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Variable rate security.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Principal in foreign currency.
(d)	All or a portion of these securities are on loan. At July 31, 2014, the total market value of the Fund’s securities on loan is $2,716 and the total market value of the collateral held by the Fund is $2,823. Amounts in 000s.
(e)	Security was purchased on a delayed delivery basis.
(f)	Yield to maturity at time of purchase.

27	Payden Mutual Funds

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
9/22/2014	Australian Dollar	Royal Bank of	—
	(Sell 1,724)	Canada
9/22/2014	Canadian Dollar	Royal Bank of	$2
	(Sell 1,502)	Canada
10/29/2014	Euro (Sell 980)	HSBC Bank USA,	7
		N.A.
9/29/2014	Japanese Yen (Sell 63,800)	Barclays Bank PLC	6
8/27/2014	New Zealand Dollar	UBS AG	2
	(Sell 1,077)
8/21/2014	Poland Zloty (Sell 4,200)	Barclays Bank PLC	19
10/30/2014	Swiss Franc (Sell 1,344)	State Street Bank	7
		& Trust Co.

			$43

Liabilities:
9/29/2014	Japanese Yen	Barclays Bank PLC	$(10)
	(Buy 63,800)
9/25/2014	Norwegian Krone	JPMorgan Chase	(57)
	(Buy 8,970)	Bank, N.A.
8/21/2014	Poland Zloty (Buy 4,200)	Barclays Bank PLC	(26)

			$(93)

Payden Floating Rate Fund

Schedule of Investments - July 31, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (6%)
1,800,000	Babson CLO Ltd./Cayman Islands 144A,
	3.73%, 4/20/25 (a)	$1,750
1,500,000	Carlyle Global Market Strategies CLO 2013-2
	Ltd. 144A, 3.98%, 4/18/25 (a)	1,457
1,500,000	CIFC Funding 2013-III Ltd. 144A,
	3.48%, 10/24/25 (a)	1,404
1,500,000	Dryden XXII Senior Loan Fund 144A,
	3.42%, 8/15/25 (a)	1,402
1,500,000	Madison Park Funding XIII Ltd. 144A,
	3.58%, 1/19/25 (a)	1,429
1,500,000	North End CLO Ltd. 2013-1 144A,
	3.73%, 7/17/25 (a)	1,430
1,250,000	Octagon Investment Partners XIV Ltd. 144A,
	4.23%, 1/15/24 (a)	1,241
Total Asset Backed (Cost - $10,251)		10,113
Bank Loans (86%)
Consumer Discretionary (28%)
1,863,818	Activision Blizzard Inc. Term Loan B 1L,
	3.25%, 9/12/20	1,864
2,190,982	Allison Transmission Inc. Term Loan B3 1L,
	3.75%, 8/23/19	2,189
1,995,000	Applied Systems Inc. Term Loan 1L,
	4.25%, 1/15/21	1,993
2,244,375	ARAMARK Corp. Term Loan E 1L,
	3.25%, 9/07/19	2,225
1,989,797	Bass Pro Group LLC Term Loan B 1L,
	3.75%, 11/20/19	1,990
2,183,422	CDW LLC/CDW Finance Corp. Term Loan B 1L, 3.50%, 4/29/20	2,158
1,193,985	Charter Communications Operating LLC Term
	Loan E 1L, 3.00%, 4/10/20	1,170
1,197,000	CityCenter Holdings LLC Term Loan B 1L,
	5.00%, 10/16/20	1,198
2,000,000	ClubCorp Club Operations Inc. Term Loan B 1L, 4.00%, 7/24/20	1,994
2,194,500	Dell Inc. Term Loan B 1L, 4.50%, 3/24/20	2,194
1,000,000	Fiat SpA Term Loan B 1L, 3.25%, 12/29/18	993
1,196,992	Harbor Freight Tools USA Inc. Term Loan B 1L, 4.75%, 7/26/19	1,202
1,628,000	Hilton Worldwide Finance LLC Term Loan B2,
	4.00%, 9/23/20	1,620
1,110,000	Hudson’s Bay Co. Term Loan B 1L,
	4.75%, 10/01/20	1,119
2,000,000	La Quinta Intermediate Holdings LLC Term Loan B 1L, 4.25%, 2/24/21	1,996
1,200,000	Live Nation Entertainment Inc. Term Loan B1,
	3.50%, 8/16/20	1,193
2,000,000	Michaels Stores, Inc. Term Loan B2 1L,
	4.00%, 1/28/20	1,992
2,194,500	Neiman Marcus Group Inc. Term Loan 1L,
	4.25%, 10/25/20	2,186
1,608,462	Numericable SFR Term Loan B1 1L,
	4.50%, 4/23/20	1,614
1,391,538	Numericable SFR Term Loan B2 1L,
	4.50%, 4/23/20	1,396
3,000,000	Payless Term Loan B 1L, 5.00%, 3/11/21	3,006

Principal or Shares	Security Description	Value (000)

1,055,670	Pinnacle Entertainment Inc. Term Loan B2 1L,
	3.75%, 8/13/20	$1,055
2,493,687	Sabre Inc. Term Loan B 1L, 5.25%, 2/19/19	2,493
2,200,000	UPC Financing Partnership Term Loan 1L,
	3.25%, 6/30/21	2,185
2,000,000	Visteon Corp. Term Loan B-Dd 1L,
	3.50%, 4/08/21	1,994
		45,019
Consumer Staple (9%)
1,995,000	BJ’s Wholesale Club Inc. Term Loan B 1L,
	4.50%, 9/26/19	1,987
2,000,000	Del Monte Foods Consumer Products Inc. Term
	Loan 1L, 4.25%, 11/26/20	1,989
2,174,333	Dole Food Co. Inc. Term Loan B 1L,
	4.50%, 11/01/18	2,173
2,495,787	General Nutrition Co. Inc. Term Loan 1L,
	3.25%, 3/26/19	2,474
2,183,459	HJ Heinz Co. Term Loan B2 1L, 3.50%, 3/27/20	2,187
2,000,000	Post Holdings, Inc. Term Loan B 1L,
	3.75%, 5/23/21	2,011
2,500,000	Stater Bros. Markets Term Loan B 1L,
	4.75%, 5/09/21	2,514
		15,335
Energy (2%)
2,700,000	Energy Transfer Equity LP Term Loan 1L,
	3.25%, 12/02/19	2,669
Financial (7%)
2,152,208	Asurion LLC Term Loan B1 1L, 4.50%, 5/24/19	2,163
2,500	Clipper Acquisitions Corp. Term Loan B1L,
	3.00%, 2/06/20	3
1,194,000	HUB International Ltd. Term Loan B 1L,
	4.75%, 10/02/20	1,191
2,000,000	International Finance Corp. Term Loan B 1L,
	3.50%, 2/27/21	1,997
2,000,000	MPH Acquisition Holdings LLC Term Loan B
	1L, 4.25%, 3/31/21	1,993
997,500	Realogy Group LLC Term Loan B 1L,
	3.75%, 3/05/20	990
1,984,925	Starwood Property Trust Inc. Term Loan 1L,
	3.50%, 4/19/20	1,977
1,995,000	Walter Investment Management Corp. Term
	Loan 1L, 4.75%, 12/13/20	1,969
		12,283
Healthcare (11%)
1,190,981	Alliance Healthcare Services Inc. Term Loan B
	1L, 4.25%, 6/03/19	1,192
1,190,977	Biomet Inc. Term Loan B 1L, 3.75%, 7/25/17	1,191
1,496,250	CHS/Community Health Systems Inc. Term Loan D 1L, 4.25%, 1/27/21	1,500
1,500,000	Endo Luxembourg Finance Co. Term Loan B 1L, 3.75%, 11/02/20	1,494
2,500,000	Grifols SA Term Loan B 1L, 3.00%, 3/07/21	2,493

29	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

3,000,000	IKARIA Acquisition Inc. Term Loan 1L,
	5.00%, 2/04/21	$3,010
2,000,000	Kindred Healthcare Inc. Term Loan B 1L,
	4.00%, 3/28/21	1,989
2,500,000	Ortho-Clinical Diagnotics, Inc. Term Loan B 1L,
	4.75%, 6/30/21	2,499
1,000,000	Pharmedium Healthcare Corp. Term Loan 1L,
	4.25%, 1/23/21	984
2,468,750	Salix Pharmaceuticals Ltd. Term Loan B 1L,
	4.25%, 12/17/19	2,483
		18,835
Industrial (11%)
2,500,000	Air Canada Term Loan B 1L, 5.50%, 9/26/19	2,545
1,193,939	Booz Allen Hamilton Holding Corp. Term Loan
	B 1L, 3.75%, 7/31/19	1,194
500,000	CBS Outdoor Americas Capital LLC / CBS
	Outdoor Americas Capital Corp. Term Loan B
	1L, 3.00%, 1/17/21	497
994,885	Delta Air Lines Inc. Term Loan B 1L,
	3.50%, 4/20/17	995
2,500,000	Interactive Data Corp. Term Loan B 1L,
	4.75%, 4/24/21	2,510
1,197,000	MRC Global Inc. Term Loan B 1L,
	5.00%, 11/11/19	1,202
2,500,000	Nortek Inc. Term Loan B 1L, 3.75%, 12/31/20	2,499
1,500,000	Quintiles Transnational Corp. Term Loan B3 1L,
	5.00%, 6/08/18	1,496
2,000,000	Stena Term Loan B 1L, 4.00%, 3/03/21	2,000
1,664,027	TransDigm Inc. Term Loan C 1L,
	3.75%, 2/28/20	1,658
2,000,000	Vantiv LLC Term Loan B 1L, 3.75%, 6/13/21	2,006
		18,602
Material (14%)
2,183,500	American Builders & Contractors Supply Co. Inc. Term Loan B 1L, 3.50%, 4/16/20	2,170
2,500,000	Ashland Water Technologies/Solenis Term Loan
	1L, 4.25%, 7/02/21	2,486
2,500,000	Atkore International Inc. Term Loan 1L,
	4.50%, 3/27/21	2,498
2,453,956	Berry Plastics Group Inc. Term Loan E 1L,
	3.75%, 12/18/20	2,438
1,657,500	Bowie Resource Holdings LLC Term Loan B 1L, 6.75%, 8/12/20	1,670
2,183,500	FMG Resources August 2006 Pty. Ltd. Term
	Loan 1L, 4.25%, 6/30/19	2,175
2,500,000	Libbey Glass Inc. Term Loan B 1L,
	3.75%, 4/07/21	2,487
2,000,000	Ply Gem Holdings Inc. Term Loan B2 1L,
	4.00%, 1/22/21	1,986
2,000,000	Signode Industrial Group Term Loan B 1L,
	4.00%, 3/21/21	1,991
2,994,962	Tronox Pigments Neth BV Term Loan 1L,
	4.00%, 3/19/20	3,001
		22,902

Principal or Shares	Security Description	Value (000)

Telecommunication (3%)
2,189,000	Cincinnati Bell Inc. Term Loan B 1L,
	4.00%, 9/10/20	$2,188
1,000,000	SBA Communications Corp. Term Loan B 1L,
	3.25%, 3/31/21	989
1,000,000	SBA Communications Corp. Term Loan B-Dd 1L,
	3.25%, 3/31/21	999
		4,176
Utility (1%)
1,190,977	Dynegy Inc. Term Loan B2 1L, 4.00%, 4/23/20	1,193
Total Bank Loans (Cost - $141,362)		141,014
Corporate Bond (7%)
2,500,000	AES Corp./VA, 3.23%, 6/01/19	2,494
2,000,000	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc. 144A, 3.23%, 12/15/19 (a)	1,965
1,000,000	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc., 2.98%, 12/01/17	997
500,000	Bumble Bee Acquisition Corp. 144A,
	9.00%, 12/15/17 (a)	529
500,000	CONSOL Energy Inc., 8.25%, 4/01/20 (b)	535
500,000	First Data Corp. 144A, 7.38%, 6/15/19 (a)	526
500,000	Huntsman International LLC, 8.63%, 3/15/20	534
500,000	Ineos Finance PLC 144A, 8.38%, 2/15/19 (a)	542
500,000	Iron Mountain Inc., 7.75%, 10/01/19	540
500,000	Linn Energy LLC/Linn Energy Finance Corp.,
	8.63%, 4/15/20	531
420,000	Sabre Inc. 144A, 8.50%, 5/15/19 (a)	456
500,000	SandRidge Energy Inc., 8.75%, 1/15/20	528
500,000	SESI LLC, 6.38%, 5/01/19	527
100,000	SM Energy Co., 6.63%, 2/15/19	105
Total Corporate Bond (Cost - $10,842)		10,809
Mortgage Backed (1%)
650,000	Fannie Mae Connecticut Avenue Securities,
	5.41%, 10/25/23	755
675,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 3.76%, 4/25/24	693
Total Mortgage Backed (Cost - $1,357)		1,448
Investment Company (2%)
3,021,187	Payden Cash Reserves Money Market Fund *
	(Cost - $3,021)	3,021
Total (Cost - $166,833) (102%)		166,405
Liabilities in excess of Other Assets (-2%)		(2,803)
Net Assets (100%)		$163,602

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	All or a portion of these securities are on loan. At July 31, 2014, the total market value of the Fund’s securities on loan is $439 and the total market value of the collateral held by the Fund is $460. Amounts in 000s.

Payden High Income Fund

Schedule of Investments - July 31, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bank Loans (1%)
1,500,000	Goodyear Tire & Rubber Co., 4.75%, 4/30/19	$1,509
2,267,863	HCA Inc. Term Loan B4 1L, 2.93%, 5/01/18	2,267
Total Bank Loans (Cost - $3,761)		3,776
Corporate Bond (94%)
Consumer Cyclical (14%)
4,650,000	Air Canada 144A, 6.75%, 10/01/19 (a)	4,981
3,100,000	Air Canada 144A, 7.75%, 4/15/21 (a)	3,232
4,428,594	American Airlines 2013-1 Class B Pass Through
	Trust, 5.63%, 1/15/21	4,661
2,900,000	American Axle & Manufacturing Inc.,
	6.25%, 3/15/21	3,088
2,585,000	AmeriGas Finance LLC / AmeriGas Finance
	Corp., 7.00%, 5/20/22	2,779
1,193,000	AmeriGas Partners LP / AmeriGas Finance Corp.,
	6.50%, 5/20/21	1,250
3,560,000	Avianca Holdings SA / Avianca Leasing LLC /
	Grupo Taca Holdings Ltd. 144A,
	8.38%, 5/10/20 (a)(b)	3,818
4,300,000	Bon-Ton Department Stores Inc. (The),
	8.00%, 6/15/21 (b)	3,935
5,250,000	Boyd Gaming Corp., 9.13%, 12/01/18 (b)	5,499
5,600,000	Chrysler Group LLC / CG Co-Issuer Inc.,
	8.00%, 6/15/19	5,992
3,450,000	D.R. Horton Inc., 4.38%, 9/15/22	3,416
5,500,000	Dana Holding Corp., 6.50%, 2/15/19	5,727
1,600,000	First Cash Financial Services Inc. 144A,
	6.75%, 4/01/21 (a)	1,708
4,000,000	Goodyear Tire & Rubber Co., 7.00%, 5/15/22 (b)	4,360
4,900,000	Jo-Ann Stores Inc. 144A, 8.13%, 3/15/19 (a)	4,900
2,500,000	L Brands Inc., 6.63%, 4/01/21	2,800
3,150,000	Lear Corp., 8.13%, 3/15/20	3,378
5,150,000	Levi Strauss & Co., 6.88%, 5/01/22 (b)	5,562
5,025,000	MGM Resorts International, 5.25%, 3/31/20 (b)	5,100
5,563,000	Mobile Mini Inc., 7.88%, 12/01/20	5,980
4,100,000	Penn National Gaming Inc. 144A,
	5.88%, 11/01/21 (a)	3,844
4,000,000	Regal Entertainment Group, 5.75%, 3/15/22	4,100
1,200,000	Sabre Inc. 144A, 8.50%, 5/15/19 (a)	1,303
4,000,000	Schaeffler Finance BV 144A, 4.25%, 5/15/21 (a)	3,980
3,900,000	Suburban Propane Partners LP/Suburban Energy
	Finance Corp., 5.50%, 6/01/24	3,871
5,500,000	Taylor Morrison Communities Inc. / Monarch
	Communities Inc. 144A, 5.63%, 3/01/24 (a)	5,445
		104,709
Consumer Non-Cyclical (11%)
2,640,000	ACCO Brands Corp., 6.75%, 4/30/20 (b)	2,759
2,200,000	ARAMARK Corp. 144A, 5.75%, 3/15/20 (a)	2,277
4,700,000	Ashtead Capital Inc. 144A, 6.50%, 7/15/22 (a)	5,017
4,000,000	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc. 144A, 5.13%, 6/01/22 (a)	3,890
4,000,000	C&S Group Enterprises LLC 144A,
	5.38%, 7/15/22 (a)	3,950
4,365,000	Central Garden and Pet Co., 8.25%, 3/01/18 (b)	4,518
4,300,000	Dole Food Co. Inc. 144A, 7.25%, 5/01/19 (a)(b)	4,268
4,500,000	Endo Finance Co. 144A, 5.75%, 1/15/22 (a)	4,489
4,500,000	Hertz Corp., 6.75%, 4/15/19	4,725

Principal or Shares	Security Description	Value (000)

5,500,000	HJ Heinz Co., 4.25%, 10/15/20 (b)	$5,472
4,100,000	Ingles Markets Inc., 5.75%, 6/15/23	4,120
3,000,000	Iron Mountain Inc., 5.75%, 8/15/24 (b)	3,015
3,080,000	Iron Mountain Inc., 7.75%, 10/01/19	3,326
2,180,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (a)	2,322
4,000,000	Kinetic Concepts Inc. / KCI USA Inc.,
	10.50%, 11/01/18 (b)	4,440
4,000,000	NBTY Inc., 9.00%, 10/01/18	4,190
4,000,000	Post Holdings Inc. 144A, 6.00%, 12/15/22 (a)	3,965
3,600,000	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC, 6.88%, 2/15/21	3,812
4,500,000	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC, 9.00%, 4/15/19	4,714
3,250,000	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC, 9.88%, 8/15/19	3,518
2,700,000	Sun Products Corp. (The) 144A,
	7.75%, 3/15/21 (a)(b)	2,228
3,500,000	United Rentals North America Inc.,
	7.63%, 4/15/22	3,876
		84,891
Energy (19%)
3,975,000	Access Midstream Partners LP / ACMP Finance
	Corp., 6.13%, 7/15/22	4,268
4,305,000	Atlas Pipeline Partners LP / Atlas Pipeline
	Finance Corp., 6.63%, 10/01/20	4,499
3,300,000	BreitBurn Energy Partners LP / BreitBurn
	Finance Corp., 7.88%, 4/15/22 (b)	3,465
5,000,000	Chesapeake Energy Corp., 6.13%, 2/15/21 (b)	5,450
1,000,000	Chesapeake Energy Corp., 6.88%, 11/15/20	1,130
4,000,000	CONSOL Energy Inc. 144A,
	5.88%, 4/15/22 (a)(b)	4,062
4,500,000	CVR Refining LLC / Coffeyville Finance Inc.,
	6.50%, 11/01/22	4,680
5,150,000	Denbury Resources Inc., 4.63%, 7/15/23	4,841
1,920,000	El Paso LLC, 6.50%, 9/15/20 (b)	2,122
1,185,000	El Paso LLC, 7.75%, 1/15/32	1,315
5,200,000	EP Energy LLC / EP Energy Finance Inc.,
	9.38%, 5/01/20 (b)	5,785
4,855,000	EXCO Resources Inc., 7.50%, 9/15/18	4,770
2,000,000	Kinder Morgan Inc./DE 144A,
	5.00%, 2/15/21 (a)	2,038
4,700,000	Laredo Petroleum Inc., 7.38%, 5/01/22	5,146
4,600,000	Legacy Reserves LP / Legacy Reserves Finance
	Corp., 6.63%, 12/01/21	4,634
5,000,000	Linn Energy LLC / Linn Energy Finance Corp.,
	6.25%, 11/01/19	5,100
3,000,000	Linn Energy LLC / Linn Energy Finance Corp.,
	7.75%, 2/01/21 (b)	3,158
9,400	Magellan Midstream Partners LP, 0.64%,	754
11,200	MarkWest Energy Partners LP, 0.87%,	782
3,284,000	MarkWest Energy Partners LP / MarkWest
	Energy Finance Corp., 6.25%, 6/15/22	3,506
5,500,000	MEG Energy Corp. 144A, 6.38%, 1/30/23 (a)	5,679
4,250,000	Memorial Resource Development Corp. 144A,
	5.88%, 7/01/22 (a)	4,138
3,350,000	Newfield Exploration Co., 5.63%, 7/01/24	3,635

31	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,000,000	Newfield Exploration Co., 6.88%, 2/01/20	$1,045
4,750,000	Nielsen Co. Luxembourg SARL 144A,
	5.50%, 10/01/21 (a)	4,857
6,000,000	Peabody Energy Corp., 6.50%, 9/15/20 (b)	5,775
4,000,000	Penn Virginia Resource Partners LP / Penn
	Virginia Resource Finance Corp.,
	6.50%, 5/15/21	4,270
3,000,000	Sabine Pass Liquefaction LLC,
	5.63%, 2/01/21 (b)	3,120
2,200,000	Sabine Pass Liquefaction LLC 144A,
	5.75%, 5/15/24 (a)	2,236
5,000,000	Samson Investment Co. 144A,
	10.75%, 2/15/20 (a)	5,088
2,350,000	SandRidge Energy Inc., 7.50%, 3/15/21	2,456
2,000,000	SandRidge Energy Inc., 8.13%, 10/15/22 (b)	2,140
4,600,000	SESI LLC, 7.13%, 12/15/21	5,140
5,500,000	SM Energy Co., 6.50%, 1/01/23	5,926
3,000,000	Targa Resources Partners LP / Targa Resources
	Partners Finance Corp., 6.88%, 2/01/21	3,187
3,000,000	Tesoro Corp., 5.38%, 10/01/22	3,030
4,475,000	Vanguard Natural Resources LLC / VNR Finance
	Corp., 7.88%, 4/01/20	4,788
5,075,000	WPX Energy Inc., 6.00%, 1/15/22	5,329
		143,344
Financial (12%)
4,600,000	Abengoa Finance SAU 144A,
	7.75%, 2/01/20 (a)(b)	5,048
4,100,000	Aircastle Ltd., 5.13%, 3/15/21	4,120
5,000,000	Ally Financial Inc., 7.50%, 9/15/20 (b)	5,781
4,000,000	Ally Financial Inc., 8.00%, 3/15/20	4,690
3,000,000	CIT Group Inc., 4.25%, 8/15/17 (b)	3,098
4,600,000	CIT Group Inc., 5.38%, 5/15/20	4,893
4,700,000	Citigroup Inc., 5.95%, 7/29/49	4,692
4,325,000	CNO Financial Group Inc. 144A,
	6.38%, 10/01/20 (a)	4,639
3,500,000	Denali Borrower LLC / Denali Finance Corp.
	144A, 5.63%, 10/15/20 (a)(b)	3,614
3,000,000	General Motors Financial Co. Inc.,
	3.50%, 7/10/19	2,992
5,040,000	General Motors Financial Co. Inc.,
	4.75%, 8/15/17 (b)	5,298
3,500,000	Hartford Financial Services Group Inc.,
	8.13%, 6/15/38	4,143
3,500,000	Hockey Merger Sub 2 Inc. 144A,
	7.88%, 10/01/21 (a)	3,605
4,300,000	Icahn Enterprises LP / Icahn Enterprises Finance
	Corp., 6.00%, 8/01/20	4,504
3,230,000	Intercorp Retail Trust 144A, 8.88%, 11/14/18 (a)	3,529
4,300,000	International Lease Finance Corp.,
	4.63%, 4/15/21	4,297
2,600,000	International Lease Finance Corp.,
	8.63%, 1/15/22	3,224
4,000,000	Morgan Stanley, 5.45%, 12/29/49	4,010
5,300,000	MPT Operating Partnership LP / MPT Finance
	Corp., 6.88%, 5/01/21	5,724

Principal or Shares	Security Description	Value (000)

4,000,000	Neuberger Berman Group LLC / Neuberger
	Berman Finance Corp 144A, 5.88%, 3/15/22 (a)	$4,300
4,500,000	Royal Bank of Scotland Group PLC,
	6.10%, 6/10/23	4,877
		91,078
Healthcare (8%)
6,800,000	Biomet Inc., 6.50%, 8/01/20	7,352
6,000,000	CHS/Community Health Systems Inc. 144A,
	6.88%, 2/01/22 (a)(b)	6,165
2,000,000	CHS/Community Health Systems Inc.,
	8.00%, 11/15/19	2,150
4,000,000	Crimson Merger Sub Inc. 144A,
	6.63%, 5/15/22 (a)	3,825
4,000,000	DaVita HealthCare Partners Inc.,
	5.75%, 8/15/22	4,235
5,000,000	Hanger Inc., 7.13%, 11/15/18	5,200
4,000,000	HCA Inc., 5.88%, 5/01/23	4,130
4,750,000	HCA Inc., 6.50%, 2/15/20 (b)	5,172
1,000,000	HCA Inc., 7.25%, 9/15/20	1,060
4,950,000	HCA Inc., 7.50%, 2/15/22	5,618
5,740,000	Tenet Healthcare Corp. 144A, 5.00%, 3/01/19 (a)	5,668
1,000,000	Tenet Healthcare Corp., 8.00%, 8/01/20	1,070
2,000,000	Valeant Pharmaceuticals International 144A,
	6.38%, 10/15/20 (a)	2,073
2,000,000	Valeant Pharmaceuticals International 144A,
	6.75%, 8/15/18 (a)	2,095
5,000,000	Valeant Pharmaceuticals International 144A,
	7.00%, 10/01/20 (a)	5,250
1,200,000	Valeant Pharmaceuticals International 144A,
	7.50%, 7/15/21 (a)	1,300
		62,363
Industrial (5%)
4,000,000	Alpha Natural Resources Inc. 144A,
	7.50%, 8/01/20 (a)(b)	3,700
3,150,000	Ardagh Finance Holdings SA 144A,
	8.63%, 6/15/19 (a)(b)	3,190
4,000,000	Ardagh Packaging Finance PLC 144A,
	9.13%, 10/15/20 (a)	4,340
4,280,000	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc. 144A, 3.23%, 12/15/19 (a)	4,205
4,550,000	Bombardier Inc. 144A, 5.75%, 3/15/22 (a)(b)	4,470
2,000,000	Bombardier Inc. 144A, 7.75%, 3/15/20 (a)(b)	2,170
4,500,000	CHC Helicopter SA, 9.25%, 10/15/20	4,850
2,800,000	PaperWorks Industries Inc. 144A,
	9.50%, 8/15/19 (a)	2,842
3,500,000	Spirit Aerosystems Inc., 6.75%, 12/15/20	3,745
3,100,000	Stena AB 144A, 7.00%, 2/01/24 (a)	3,278
2,800,000	Triumph Group Inc., 4.88%, 4/01/21	2,779
		39,569
Material (6%)
3,600,000	Alcoa Inc., 5.87%, 2/23/22 (b)	3,917
5,600,000	ArcelorMittal, 6.75%, 2/25/22 (b)	6,090
4,500,000	Eldorado Gold Corp. 144A, 6.13%, 12/15/20 (a)	4,624
4,000,000	First Quantum Minerals Ltd. 144A,
	6.75%, 2/15/20 (a)	4,100
3,000,000	FMG Resources August 2006 Pty Ltd. 144A,
	8.25%, 11/01/19 (a)(b)	3,229

Payden High Income Fund continued

Principal or Shares	Security Description	Value (000)

3,700,000	Hexion US Finance Corp. / Hexion Nova Scotia
	Finance ULC, 8.88%, 2/01/18	$3,828
4,900,000	Huntsman International LLC, 8.63%, 3/15/21 (b)	5,353
4,000,000	Imperial Metals Corp. 144A, 7.00%, 3/15/19 (a)	4,135
1,400,000	Ineos Finance PLC 144A, 8.38%, 2/15/19 (a)	1,517
1,800,000	INEOS Group Holdings SA 144A,
	5.88%, 2/15/19 (a)	1,822
4,400,000	INEOS Group Holdings SA 144A,
	6.13%, 8/15/18 (a)	4,461
2,000,000	PolyOne Corp., 7.38%, 9/15/20	2,153
5,100,000	Tronox Finance LLC, 6.38%, 8/15/20 (b)	5,176
		50,405
Technology (2%)
3,950,000	Advanced Micro Devices Inc. 144A,
	7.00%, 7/01/24 (a)	3,861
520,000	First Data Corp. 144A, 6.75%, 11/01/20 (a)	550
2,424,000	First Data Corp. 144A, 8.25%, 1/15/21 (a)(b)	2,606
2,424,000	First Data Corp., 12.63%, 1/15/21	2,894
4,460,000	Freescale Semiconductor Inc. 144A,
	6.00%, 1/15/22 (a)	4,605
5,000,000	MMI International Ltd. 144A,
	8.00%, 3/01/17 (a)(b)	5,145
		19,661
Telecommunication (15%)
3,200,000	Altice SA 144A, 7.75%, 5/15/22 (a)	3,280
3,050,000	CCO Holdings LLC / CCO Holdings Capital
	Corp., 5.13%, 2/15/23 (b)	2,955
3,300,000	CCO Holdings LLC / CCO Holdings Capital
	Corp., 6.50%, 4/30/21	3,444
1,000,000	CCO Holdings LLC / CCO Holdings Capital
	Corp., 7.38%, 6/01/20	1,070
7,660,000	CenturyLink Inc., 5.80%, 3/15/22 (b)	7,890
5,000,000	CenturyLink Inc., 6.45%, 6/15/21	5,400
3,490,000	CSC Holdings LLC, 8.63%, 2/15/19	4,114
2,750,000	DISH DBS Corp., 5.00%, 3/15/23 (b)	2,702
5,500,000	DISH DBS Corp., 5.88%, 7/15/22	5,761
4,750,000	DISH DBS Corp., 6.75%, 6/01/21 (b)	5,237
6,150,000	Intelsat Jackson Holdings SA, 7.25%, 10/15/20	6,504
4,215,000	Numericable Group SA 144A,
	6.00%, 5/15/22 (a)	4,241
2,600,000	Numericable Group SA 144A,
	6.25%, 5/15/24 (a)	2,616
4,320,000	SBA Communications Corp., 5.63%, 10/01/19	4,504
4,600,000	Sinclair Television Group Inc. 144A,
	6.38%, 11/01/21 (a)	4,853
2,900,000	Softbank Corp. 144A, 4.50%, 4/15/20 (a)	2,918
1,230,000	Sprint Capital Corp., 6.88%, 11/15/28	1,205
9,000,000	Sprint Capital Corp., 6.90%, 5/01/19	9,675
2,200,000	Sprint Communications Inc.,
	6.00%, 11/15/22 (b)	2,178
5,000,000	Starz LLC / Starz Finance Corp., 5.00%, 9/15/19	5,100
3,650,000	Telecom Italia SPA 144A, 5.30%, 5/30/24 (a)	3,550
3,000,000	T-Mobile USA Inc., 6.13%, 1/15/22	3,097
5,500,000	T-Mobile USA Inc., 6.25%, 4/01/21 (b)	5,768
5,600,000	UPCB Finance III Ltd. 144A, 6.63%, 7/01/20 (a)	5,936
2,540,000	Windstream Corp., 6.38%, 8/01/23 (b)	2,518
4,350,000	Windstream Corp., 7.50%, 6/01/22 (b)	4,703
1,590,000	Windstream Corp., 7.88%, 11/01/17	1,823

Principal or Shares	Security Description	Value (000)

1,400,000	Ymobile Corp. 144A, 8.25%, 4/01/18 (a)	$1,503
		114,545
Utility (2%)
2,176,000	Calpine Corp. 144A, 7.88%, 1/15/23 (a)(b)	2,366
5,700,000	GenOn Energy Inc., 9.88%, 10/15/20	5,985
4,000,000	RJS Power Holdings LLC 144A,
	5.13%, 7/15/19 (a)	3,960
		12,311
Total Corporate Bond (Cost - $697,549)		722,876
Mortgage Backed (0%)
1,600,000	Connecticut Avenue Securities Series,
	5.41%, 10/25/23
	(Cost - $1,600)	1,859
Stocks (1%)
Common Stock (0%)
9,600	Buckeye Partners LP	771
10,200	Enterprise Products Partners LP	761
10,200	Equity Residential	659
13,400	Plains All American Pipeline LP	768
3,800	Public Storage	652
4,000	Simon Property Group Inc.	673
		4,284
Preferred Stock (1%)
25,000	Farm Credit Bank of Texas 144A (a)	2,630
41,000	Goldman Sachs Group Inc.	988
40,200	Wells Fargo & Co.	990
		4,608
Total Stocks (Cost - $8,851)		8,892
Investment Company (10%)
61,554,523	Payden Cash Reserves Money Market Fund *	61,555
900,000	Payden Emerging Markets Corporate Bond Fund,
	Institutional Class *	9,378
497,024	Payden Floating Rate Fund, Institutional Class *	5,000
Total Investment Company (Cost - $75,525)		75,933
Total (Cost - $787,286) (106%)		813,336
Liabilities in excess of Other Assets (-6%)		(45,143)
Net Assets (100%)		$768,193

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	All or a portion of these securities are on loan. At April 30, 2014, the total market value of the Fund’s securities on loan is $47,346 and the total market value of the collateral held by the Fund is $49,768. Amounts in 000s.

33	Payden Mutual Funds

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
9/22/2014	Canadian Dollar	Royal Bank of	$22
	(Sell 15,456)	Canada
10/29/2014	Euro (Sell 10,322)	HSBC Bank USA,	72
		N.A.
8/27/2014	New Zealand Dollar	UBS AG	12
	(Sell 9,500)
10/30/2014	Swiss Franc (Sell 10,784)	State Street Bank	54
		& Trust Co.

			$160

Liabilities:
9/22/2014	Australian Dollar	Royal Bank of	(103)
	(Sell 17,644)	Canada
9/25/2014	Norwegian Krone	JPMorgan Chase	(475)
	(Buy 73,038)	Bank, N.A.

			$(578)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
384	IRS 5 Year Prime Note Future	Sep-14	$(38,940)	$(28)
384	U.S. Treasury 5 Year Note Future	Oct-14	45,633	35

				$7

Payden California Municipal Bond Fund

Schedule of Investments - July 31, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)
General Obligation (28%)
600,000	California State, 5.00%, 3/01/17 NATL-RE (a)	$644
500,000	California State, 5.00%, 8/01/20	554
1,000,000	California State, 5.25%, 2/01/20	1,202
480,000	California State, 5.25%, 10/01/21	576
1,300,000	California State, 5.50%, 4/01/19	1,554
325,000	California State Public Works Board,
	5.25%, 10/01/32	375
385,000	California State Public Works Board,
	5.25%, 10/01/33	442
500,000	City & County of San Francisco CA,
	5.00%, 6/15/22	605
130,000	City of Berkeley CA, 4.50%, 9/01/28
	AMBAC (a)	137
320,000	City of Los Angeles CA, 5.00%, 9/01/21	389
530,000	Long Beach, CA Unified School District,
	5.00%, 8/01/20	616
450,000	Los Angeles, CA Unified School District,
	5.00%, 7/01/21	526
460,000	Manteca, CA Unified School District,
	5.00%, 9/01/24 AGM (a)	517
310,000	Natomas Unified School District,
	5.00%, 9/01/25 BAM (a)	357
475,000	Pasadena, CA Unified School District,
	5.00%, 5/01/21	571
450,000	San Carlos, CA Elementary School District,
	0.00%, 10/01/18 NATL-RE (a)	405
500,000	San Diego County Regional Transportation
	Commission, 0.06%, 4/01/38	500
500,000	San Jose Financing Authority, 5.00%, 6/01/20	589
500,000	San Mateo County Community College District,
	0.00%, 9/01/20 NATL-RE (a)	445
500,000	San Mateo Joint Powers Financing Authority,
	4.00%, 6/15/21	571
250,000	Ventura County, CA Public Financing Authority,
	5.00%, 11/01/21	304
490,000	West Contra Costa Unified School District,
	5.00%, 8/01/22	585
Total General Obligation (Cost - $11,808)		12,464
Revenue (71%)
Airport/Port (8%)
160,000	Alameda Corridor, CA Transportation Authority,
	5.00%, 10/01/23	190
300,000	City of Long Beach CA, 5.00%, 5/15/19	353
210,000	Los Angeles, CA Department of Airports,
	4.00%, 5/15/18	234
300,000	Los Angeles, CA Department of Airports,
	5.00%, 5/15/18	346
745,000	Los Angeles, CA Harbor Department,
	5.00%, 8/01/19	881
750,000	San Francisco, CA City & County Airports
	Commission, 5.00%, 5/01/17	840
340,000	San Francisco, CA City & County Airports
	Commission, 5.00%, 5/01/21	394
365,000	San Francisco, CA City & County Airports
	Commission, 5.25%, 5/01/18 NATL-RE (a)	423
		3,661

Principal or Shares	Security Description	Value (000)

Electric & Gas (9%)
655,000	California State Department of Water Resources,
	5.00%, 5/01/21	$751
500,000	Los Angeles, CA Department of Water & Power,
	5.25%, 7/01/23	593
500,000	Modesto, CA Irrigation District, 5.00%, 7/01/21	600
400,000	Northern California Power Agency,
	5.00%, 7/01/18	461
595,000	Sacramento, CA Municipal Utility District,
	5.00%, 8/15/21	720
665,000	Southern California Public Power Authority,
	5.00%, 7/01/18	770
		3,895
Healthcare (8%)
1,000,000	Abag Finance Authority for Nonprofit Corps,
	5.00%, 8/01/32	1,122
300,000	California Health Facilities Financing Authority,
	4.00%, 8/15/21	339
340,000	California Health Facilities Financing Authority,
	5.00%, 10/01/18	392
710,000	California Health Facilities Financing Authority,
	5.00%, 11/15/27	797
250,000	California Health Facilities Financing Authority,
	5.00%, 7/01/43	294
410,000	City of Torrance CA, 5.00%, 9/01/22	459
		3,403
Industrial (0%)
160,000	Parish of St. Charles LA, 4.00%, 12/01/40	171
Industrial Development/Pollution Control (7%)
260,000	California Infrastructure & Economic
	Development Bank, 2.00%, 2/01/18	266
750,000	California Infrastructure & Economic
	Development Bank, 4.00%, 2/01/21	838
500,000	California Infrastructure & Economic
	Development Bank, 5.00%, 2/01/19	512
500,000	California Pollution Control Financing Authority,
	0.01%, 11/01/26	500
515,000	California Statewide Communities Development
	Authority, 1.90%, 4/01/28	515
300,000	Palm Springs Community Redevelopment
	Agency Successor Agency, 5.00%, 9/01/29 AGM	340
		2,971
Lease (4%)
300,000	California State Public Works Board,
	5.00%, 4/01/17	334
410,000	California State Public Works Board,
	5.00%, 12/01/18	476
400,000	California State Public Works Board,
	5.00%, 4/01/19	466
500,000	County of Los Angeles CA, 5.00%, 3/01/21	588
		1,864
Resource Recovery (1%)
500,000	South Bayside, CA Waste Management
	Authority, 5.25%, 9/01/24	552

35	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Sales Tax (1%)
365,000	Santa Clara Valley, CA Transportation Authority,
	5.00%, 6/01/18	$421
Tax Allocation (1%)
415,000	Riverside County, CA Economic Development
	Agency, 7.25%, 12/01/40	505
55,000	San Dimas, CA Redevelopment Agency,
	6.75%, 9/01/16 AGM (a)	55
		560
Transportation (12%)
1,000,000	Bay Area Toll Authority, 1.50%, 4/01/47	1,009
390,000	Bay Area Toll Authority, 5.00%, 4/01/26	421
750,000	City of Long Beach CA Harbor Revenue,
	5.00%, 11/15/18	879
500,000	Foothill-Eastern Transportation Corridor Agency,
	5.00%, 1/15/53	553
1,000,000	Foothill-Eastern Transportation Corridor Agency,
	5.50%, 1/15/53	1,144
500,000	Los Angeles County Metropolitan Transportation
	Authority, 5.00%, 7/01/20	601
515,000	Puerto Rico Highway & Transportation
	Authority, 5.50%, 7/01/15 AGM (a)	522
		5,129
University (3%)
705,000	University of California, 5.00%, 5/15/18	802
300,000	University of California, 5.00%, 5/15/20	347
		1,149
Water & Sewer (17%)
200,000	Brentwood, CA Infrastructure Financing
	Authority, 5.50%, 7/01/20	228
745,000	Central Marin Sanitation Agency, CA,
	5.00%, 9/01/18 NATL-RE (a)	801
500,000	City of San Francisco, CA Public Utilities
	Commission, 5.00%, 11/01/20	596
310,000	City of San Francisco, CA Public Utilities
	Commission, 5.00%, 11/01/24	369
750,000	El Dorado, CA Irrigation District / El Dorado
	County Water Agency, 5.00%, 3/01/29 AGM (a)	857

Principal or Shares	Security Description	Value (000)

700,000	Irvine, CA Ranch Water District,
	0.02%, 10/01/41	$700
500,000	Metropolitan Water District of Southern CA,
	5.00%, 7/01/17	565
735,000	Metropolitan Water District of Southern CA,
	5.00%, 7/01/20	856
1,000,000	Sacramento County Sanitation Districts
	Financing Authority, 5.00%, 12/01/22	1,220
550,000	San Diego County, CA Water Authority,
	5.00%, 5/01/21 AGM (a)	633
200,000	San Diego, CA Public Facilities Financing
	Authority, 5.00%, 5/15/19	236
500,000	Turlock, CA Irrigation District, 3.00%, 1/01/16	518
		7,579
Total Revenue (Cost - $29,934)		31,355
Investment Company (3%)
1,173,229	Dreyfus General CA Municipal Money Market
	Fund
	(Cost - $1,173)	1,173
Total (Cost - $42,915) (102%)		44,992
Liabilities in excess of Other Assets (-2%)		(846)
Net Assets (100%)		$44,146

All of the securities are held by the custodian in a segregated account.

(a)	Payment of principal and/or interest is insured against default by a monoline insurer.

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
NATL-RE	National Public Finance Guarantee Corporation

Payden Global Low Duration Fund

Schedule of Investments - July 31, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bank Loans (2%)
United States (USD) (2%)
339,000	Activision Blizzard Inc. Term Loan B 1L,
	3.25%, 10/11/20	$339
397,000	American Builders & Contractors Supply Co. Inc.
	Term Loan B1 IL, 3.50%, 4/16/20	395
200,000	Asurion LLC Term Loan B3 1L, 3.75%, 3/03/17	200
396,986	CDW LLC/CDW Finance Corp. Term Loan B 1L,
	3.50%, 4/29/20	392
395,333	Dole Food Co. Inc. Term Loan B 1L,
	4.50%, 11/01/18	395
479,191	General Nutrition Co. Inc. Term Loan B 1L,
	3.25%, 3/26/19	475
396,985	Starwood Property Trust Inc. Term Loan 1L,
	3.50%, 4/19/20	395
		2,591
Total Bonds (Cost - $2,608)		2,591
Bonds (98%)
Australia (GBP) (1%)
600,000	National Australia Bank Ltd., 5.38%, 12/08/14	1,029
300,000	QBE Insurance Group Ltd., 6.13%, 9/28/15	531
		1,560
Australia (USD) (2%)
400,000	Australia & New Zealand Banking Group Ltd.,
	0.78%, 5/15/18	403
175,000	FMG Resources August 2006 Pty Ltd. 144A,
	6.00%, 4/01/17 (a)(b)	179
1,200,000	Macquarie Bank Ltd. 144A, 2.00%, 8/15/16 (b)	1,220
240,000	Macquarie Bank Ltd. 144A, 3.45%, 7/27/15 (b)	246
480,000	Macquarie Group Ltd. 144A, 1.24%, 1/31/17 (b)	481
620,000	National Australia Bank Ltd. 144A,
	0.60%, 3/17/17 (b)	622
19,000	Woolworths Ltd. 144A, 2.55%, 9/22/15 (b)	19
		3,170
Bermuda (USD) (0%)
300,000	CBQ Finance Ltd. 144A, 5.00%, 11/18/14 (b)	304
Brazil (USD) (0%)
350,000	Banco do Nordeste do Brasil SA 144A,
	3.63%, 11/09/15 (b)	360
Canada (CAD) (1%)
650,000	Bell Aliant Regional Communications LP,
	1.80%, 4/22/16 (c)	597
691,000	Enbridge Inc., 1.72%, 3/13/17 (c)	635
300,000	Rogers Communications Inc., 1.87%, 3/13/17 (c)	275
550,000	Shaw Communications Inc., 1.96%, 2/01/16	506
		2,013
Canada (USD) (2%)
240,000	CNOOC Nexen Finance 2014 ULC,
	1.63%, 4/30/17	240
150,000	Enbridge Inc., 0.68%, 6/02/17	150
300,000	Enbridge Inc., 0.88%, 10/01/16	302
1,000,000	Province of Ontario Canada, 1.00%, 7/22/16 (a)	1,006
115,000	Teck Resources Ltd., 3.85%, 8/15/17	122
200,000	Thomson Reuters Corp., 0.88%, 5/23/16	200
100,000	Thomson Reuters Corp., 1.30%, 2/23/17	100

Principal or Shares	Security Description	Value (000)

130,000	TransAlta Corp., 1.90%, 6/03/17 (a)	$130
480,000	Xstrata Finance Canada Ltd. 144A,
	2.70%, 10/25/17 (b)	492
		2,742
Cayman Islands (USD) (6%)
800,000	Apidos CLO 144A, 1.38%, 4/15/25 (b)	790
250,000	Apidos CLO 144A, 1.93%, 4/15/25 (b)	243
1,050,000	Babson CLO Ltd. 144A, 1.33%, 4/20/25 (b)	1,036
200,000	Baidu Inc., 2.25%, 11/28/17	202
600,000	Cent CLO LP 144A, 1.35%, 7/23/25 (b)	592
545,000	Dryden XXII Senior Loan Fund 144A,
	1.32%, 8/15/25 (b)	537
490,000	Dryden XXII Senior Loan Fund 144A,
	1.77%, 8/15/25 (b)	473
200,000	Hutchison Whampoa International 12 II Ltd.
	144A, 2.00%, 11/08/17 (b)	202
750,000	Oaktree Enhanced Income Funding Ltd. 144A,
	1.43%, 7/20/23 (b)	744
520,000	Oaktree Enhanced Income Funding Ltd. 144A,
	1.88%, 7/20/23 (b)	505
1,000,000	Octagon Investment Partners XIX Ltd. 144A,
	1.75%, 4/15/26 (b)	1,001
455,000	Octagon Investment Partners XIX Ltd. 144A,
	2.23%, 4/15/26 (b)	451
300,000	Petrobras International Finance Co.,
	3.50%, 2/06/17	307
300,000	Seagate HDD Cayman 144A,
	3.75%, 11/15/18 (b)	305
300,000	Tencent Holdings Ltd. 144A, 2.00%, 5/02/17 (b)	302
775,000	Tyron Park CLO Ltd. 144A, 1.35%, 7/15/25 (b)	764
490,000	Tyron Park CLO Ltd. 144A, 1.78%, 7/15/25 (b)	474
		8,928
Chile (USD) (1%)
350,000	Banco del Estado de Chile 144A,
	2.00%, 11/09/17 (b)	353
300,000	Banco Santander Chile 144A, 1.13%, 4/11/17 (b)	300
		653
Colombia (USD) (0%)
200,000	Banco de Bogota SA 144A, 5.00%, 1/15/17 (a)(b)	212
100,000	Bancolombia SA, 4.25%, 1/12/16	104
		316
Costa Rica (USD) (0%)
200,000	Banco Nacional de Costa Rica 144A,
	4.88%, 11/01/18 (b)	204
Denmark (EUR) (0%)
250,000	Jyske Bank A/S, 0.72%, 6/19/17	336
Denmark (GBP) (0%)
200,000	Carlsberg Breweries A/S, 7.25%, 11/28/16	377
Denmark (USD) (1%)
1,100,000	Denmark Government International Bond 144A,
	0.88%, 3/20/17 (b)	1,099
France (EUR) (0%)
400,000	RCI Banque SA, 1.11%, 4/07/15	534
France (USD) (3%)
500,000	Banque Federative du Credit Mutuel SA 144A,
	1.09%, 10/28/16 (b)	504

37	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

590,000	BNP Paribas SA, 0.82%, 12/12/16	$592
270,000	BNP Paribas SA, 3.60%, 2/23/16	281
290,000	BPCE SA, 1.48%, 4/25/16	294
250,000	BPCE SA, 1.63%, 2/10/17	252
400,000	Credit Agricole SA 144A, 1.08%, 10/03/16 (b)	404
540,000	Credit Agricole SA/London 144A,
	1.03%, 4/15/19 (b)	545
310,000	Credit Agricole SA/London 144A,
	1.39%, 4/15/16 (b)	314
290,000	Electricite de France 144A, 1.15%, 1/20/17 (b)	290
500,000	Societe Generale SA, 1.31%, 10/01/18	502
		3,978
Germany (USD) (1%)
850,000	FMS Wertmanagement AoeR, 0.63%, 4/18/16	851
Hong Kong (USD) (0%)
200,000	AIA Group Ltd. 144A, 2.25%, 3/11/19 (b)	199
India (USD) (0%)
420,000	State Bank of India/London, 4.50%, 7/27/15	433
Ireland (EUR) (1%)
450,000	Allied Irish Banks PLC, 2.88%, 11/28/16	614
260,000	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc. 144A, 4.25%, 1/15/22 (b)	342
450,000	Bank of Ireland, 2.75%, 6/05/16 (c)	613
300,000	Elsevier Finance SA via Aquarius + Investments
	PLC, 0.82%, 5/20/17	403
		1,972
Ireland (GBP) (0%)
250,000	GE Capital UK Funding, 0.70%, 3/20/17	420
Ireland (USD) (0%)
300,000	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc. 144A, 3.23%, 12/15/19 (b)	295
Japan (USD) (2%)
200,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A,
	0.84%, 9/09/16 (b)	201
290,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A,
	1.20%, 3/10/17 (b)	289
1,300,000	Japan Bank for International Cooperation/Japan,
	2.50%, 5/18/16	1,345
250,000	Mizuho Bank Ltd. 144A, 1.30%, 4/16/17 (a)(b)	250
500,000	Mizuho Bank Ltd. 144A, 1.55%, 10/17/17 (b)	498
340,000	Nomura Holdings Inc., 1.68%, 9/13/16	345
250,000	Sumitomo Mitsui Banking Corp.,
	0.90%, 1/18/16	250
270,000	Sumitomo Mitsui Banking Corp.,
	1.30%, 1/10/17	270
		3,448
Luxembourg (USD) (1%)
300,000	Actavis Funding SCS 144A, 1.30%, 6/15/17 (b)	299
200,000	ArcelorMittal, 4.25%, 8/05/15	204
480,000	Mallinckrodt International Finance SA,
	3.50%, 4/15/18	468
		971
Mexico (USD) (0%)
350,000	Petroleos Mexicanos, 2.25%, 7/18/18	367
Netherlands (USD) (3%)
500,000	ABN AMRO Bank NV 144A,
	1.04%, 10/28/16 (b)	505

Principal or Shares	Security Description	Value (000)

1,000,000	Bank Nederlandse Gemeenten 144A,
	0.88%, 2/21/17 (b)	$997
450,000	EDP Finance BV 144A, 6.00%, 2/02/18 (b)	491
700,000	MDC-GMTN BV 144A, 3.75%, 4/20/16 (b)	736
360,000	Nederlandse Waterschapsbank NV 144A,
	0.75%, 3/29/16 (b)	361
310,000	Petrobras Global Finance BV, 2.59%, 3/17/17	314
220,000	Volkswagen International Finance NV 144A,
	1.13%, 11/18/16 (b)	220
		3,624
New Zealand (USD) (0%)
200,000	ANZ New Zealand International Ltd./London
	144A, 1.13%, 3/24/16 (b)	201
310,000	ANZ New Zealand International Ltd./London
	144A, 1.40%, 4/27/17 (b)	310
		511
Norway (USD) (1%)
1,000,000	Kommunalbanken AS 144A,
	0.88%, 10/03/16 (b)	1,002
200,000	Sparebank 1 Boligkreditt AS 144A,
	2.63%, 5/27/16 (b)	207
300,000	Statoil ASA, 0.68%, 11/08/18	302
		1,511
Panama (USD) (0%)
100,000	Carnival Corp., 1.20%, 2/05/16	101
70,000	Carnival Corp., 1.88%, 12/15/17	70
		171
Peru (USD) (0%)
180,000	BBVA Banco Continental SA 144A,
	2.25%, 7/29/16 (b)	182
Portugal (USD) (1%)
650,000	Portugal Government International Bond,
	3.50%, 3/25/15	661
Qatar (USD) (0%)
400,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III
	144A, 5.50%, 9/30/14 (b)	403
Singapore (USD) (1%)
600,000	DBS Bank Ltd. 144A, 0.84%, 7/15/21 (b)	589
435,000	DBS Bank Ltd. 144A, 2.35%, 2/28/17 (b)	449
		1,038
South Korea (USD) (0%)
300,000	Korea Expressway Corp. 144A,
	1.63%, 4/28/17 (a)(b)	300
Spain (USD) (1%)
640,000	Instituto de Credito Oficial 144A,
	1.13%, 4/01/16 (b)	642
Sweden (EUR) (0%)
400,000	PKO Finance AB, 3.73%, 10/21/15	554
Sweden (SEK) (1%)
4,300,000	Volvo Treasury AB, 2.10%, 6/03/16 (c)	632
Sweden (USD) (2%)
1,000,000	Kommuninvest I Sverige AB 144A,
	0.88%, 12/13/16 (b)	1,000
300,000	Nordea Bank AB 144A, 0.59%, 4/04/17 (b)	301
430,000	Nordea Bank AB 144A, 0.88%, 5/13/16 (b)	431

Payden Global Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

1,000,000	Svensk Exportkredit AB, 0.63%, 5/31/16	$1,000
		2,732
Switzerland (USD) (0%)
370,000	Credit Suisse/New York NY, 1.38%, 5/26/17	369
United Kingdom (EUR) (0%)
300,000	Gracechurch Card Funding PLC 144A,
	0.89%, 2/15/17 (b)	403
United Kingdom (GBP) (1%)
280,000	ENW Capital Finance PLC, 6.75%, 6/20/15	494
220,000	Prudential PLC, 1.25%, 11/16/15	371
200,000	Southern Gas Networks PLC, 0.85%, 10/21/15	336
250,000	United Utilities Water PLC, 6.13%, 12/29/15	450
		1,651
United Kingdom (USD) (4%)
500,000	Abbey National Treasury Services PLC,
	1.38%, 3/13/17	501
200,000	Anglo American Capital PLC 144A,
	1.18%, 4/15/16 (b)	201
1,200,000	Bank of England Euro Note 144A,
	0.88%, 3/17/17 (b)	1,198
410,000	Barclays Bank PLC, 0.81%, 2/17/17	412
70,000	BP Capital Markets PLC, 0.73%, 5/10/18	70
750,000	Granite Master Issuer PLC, 1.01%, 12/17/54	735
250,000	HBOS PLC 144A, 6.75%, 5/21/18 (a)(b)	286
390,000	HSBC Bank PLC 144A, 0.86%, 5/15/18 (b)	394
400,000	Ineos Finance PLC 144A, 8.38%, 2/15/19 (b)	434
670,000	Royal Bank of Scotland Group PLC,
	1.17%, 3/31/17	675
490,000	Royal Bank of Scotland Group PLC,
	2.55%, 9/18/15	499
		5,405
United States (EUR) (1%)
350,000	Citigroup Inc., 1.58%, 11/30/17	469
225,000	Parker Hannifin Corp., 4.13%, 11/11/15	314
		783
United States (GBP) (1%)
450,000	JPMorgan Chase & Co., 1.06%, 5/30/17	750
United States (USD) (58%)
420,000	AES Corp./VA, 3.23%, 6/01/19	419
600,000	Air Lease Corp., 4.50%, 1/15/16 (a)	624
175,000	Alliance Data Systems Corp. 144A,
	5.25%, 12/01/17 (b)	182
410,000	American Express Co., 0.82%, 5/22/18	413
580,000	American Express Credit Corp., 1.13%, 6/05/17	578
269,598	American Homes 4 Rent 2014-SFR1 144A,
	1.25%, 6/17/31 (b)	270
200,000	American Honda Finance Corp.,
	1.13%, 10/07/16	201
90,000	American International Group Inc.,
	2.38%, 8/24/15	92
315,000	AmeriGas Partners LP / AmeriGas Finance Corp.,
	6.25%, 8/20/19 (a)	330
640,000	Amgen Inc., 1.25%, 5/22/17	638
160,000	ARAMARK Corp., 5.75%, 3/15/20 (a)	166
600,000	ARC Properties Operating Partnership LP/Clark
	Acquisition LLC 144A, 2.00%, 2/06/17 (b)	601
80,000	Ashland Inc., 3.00%, 3/15/16	81

Principal or Shares	Security Description	Value (000)

385,000	Ashland Inc., 3.88%, 4/15/18	$388
160,000	Astoria Financial Corp., 5.00%, 6/19/17	173
110,000	Autodesk Inc., 1.95%, 12/15/17	111
160,000	AutoZone Inc., 1.30%, 1/13/17	160
435,000	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc., 4.88%, 11/15/17 (a)	451
200,000	Bank of America Corp., 0.79%, 5/02/17	199
450,000	Bank of America Corp., 1.27%, 1/15/19	457
390,000	Bank of America Corp., 1.30%, 3/22/18	397
175,000	Bank of America Corp., 3.70%, 9/01/15 (a)	181
100,000	Bank of America Corp., 3.75%, 7/12/16	105
194,746	Bank of America Mortgage 2002-K Trust,
	2.70%, 10/20/32	199
270,000	Bank of New York Mellon Corp.,
	0.80%, 8/01/18	272
90,000	BB&T Corp., 1.60%, 8/15/17	90
325,000	Beaver County Industrial Development
	Authority, 3.38%, 1/01/35	331
125,000	Boardwalk Pipelines LP, 5.88%, 11/15/16	136
150,000	Cameron International Corp., 1.40%, 6/15/17	150
90,000	Capital Auto Receivables Asset Trust,
	1.29%, 4/20/18	90
90,000	Capital Auto Receivables Asset Trust,
	1.74%, 10/22/18	90
270,000	Capital One Financial Corp., 1.00%, 11/06/15	271
170,000	Capital One Financial Corp., 6.15%, 9/01/16	187
660,000	CareFusion Corp., 1.45%, 5/15/17	658
90,000	CC Holdings GS V LLC / Crown Castle GS III
	Corp., 2.38%, 12/15/17	92
400,000	Chrysler Group LLC / CG Co-Issuer Inc.,
	8.00%, 6/15/19	428
380,000	Citigroup Inc., 1.02%, 4/01/16	382
390,000	Citigroup Inc., 1.25%, 1/15/16	392
220,000	CNH Capital LLC, 3.88%, 11/01/15	224
288,684	Colony American Homes 2014-1 144A,
	1.40%, 5/17/31 (b)	291
496,650	Colony American Homes 2014-2 144A,
	1.10%, 7/17/31 (b)	497
245,000	Computer Sciences Corp., 2.50%, 9/15/15 (a)	249
80,000	ConAgra Foods Inc., 1.30%, 1/25/16	81
40,000	ConAgra Foods Inc., 1.35%, 9/10/15	40
112,973	Credit Suisse Mortgage Capital Certificates
	144A, 1.15%, 2/27/47 (b)	117
398,718	Credit Suisse Mortgage Capital Certificates
	144A, 1.55%, 4/25/43 (b)	375
209,966	Credit Suisse Mortgage Capital Certificates
	144A, 1.55%, 5/25/43 (b)	200
490,000	Daimler Finance North America LLC 144A,
	1.13%, 3/10/17 (b)	488
170,000	Daimler Finance North America LLC 144A,
	1.25%, 1/11/16 (b)	171
370,000	Daimler Finance North America LLC 144A,
	1.38%, 8/01/17 (b)	369
400,000	DCP Midstream Operating LP, 2.70%, 4/01/19	404
260,000	Devon Energy Corp., 1.20%, 12/15/16	260
545,000	Digital Realty Trust LP, 4.50%, 7/15/15 (a)	559

39	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

140,000	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc., 3.13%, 2/15/16	$145
34,000	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc., 3.50%, 3/01/16	35
440,000	Discover Bank/Greenwood DE, 2.00%, 2/21/18	440
230,000	DISH DBS Corp., 4.63%, 7/15/17	240
210,000	Dow Chemical Co., 2.50%, 2/15/16	215
190,000	Duke Energy Corp., 0.61%, 4/03/17	191
440,000	E*TRADE Financial Corp., 6.00%, 11/15/17	457
400,000	Endo Finance LLC & Endo Finco Inc. 144A,
	7.00%, 7/15/19 (b)	423
200,026	Enterprise Fleet Financing LLC 144A,
	1.14%, 11/20/17 (b)	200
60,000	Equifax Inc., 4.45%, 12/01/14	61
200,000	Express Scripts Holding Co., 1.25%, 6/02/17 (a)	199
563,367	Fannie Mae Connecticut Avenue Securities,
	1.11%, 5/25/24	559
327,709	Fannie Mae Connecticut Avenue Securities,
	1.11%, 5/25/24	326
1,450,000	Fannie Mae Connecticut Avenue Securities,
	1.36%, 7/25/24	1,445
559,348	Fannie Mae Connecticut Avenue Securities,
	1.76%, 1/25/24	564
583,907	Fannie Mae Connecticut Avenue Securities,
	2.16%, 10/25/23	594
802,883	FDIC Structured Sale Guaranteed Notes 144A,
	0.88%, 12/04/20 (b)	804
434,840	FDIC Structured Sale Guaranteed Notes 144A,
	3.25%, 4/25/38 (b)	445
361,780	FDIC Trust 144A, 2.18%, 5/25/50 (b)	364
110,000	Fidelity National Information Services Inc.,
	2.00%, 4/15/18	110
240,000	Florida Hurricane Catastrophe Fund Finance
	Corp., 1.30%, 7/01/16	242
200,000	Ford Motor Credit Co. LLC, 1.47%, 5/09/16	203
500,000	Ford Motor Credit Co. LLC, 5.63%, 9/15/15	526
100,000	Freeport-McMoRan Copper & Gold Inc.,
	1.40%, 2/13/15 (c)	100
100,000	Freeport-McMoRan Copper & Gold Inc.,
	2.15%, 3/01/17 (c)	102
300,000	GATX Corp., 2.50%, 7/30/19	301
650,000	Glencore Funding LLC 144A,
	1.59%, 1/15/19 (b)	654
510,000	Goldman Sachs Group Inc., 1.32%, 11/15/18	519
410,000	Goldman Sachs Group Inc., 1.44%, 4/30/18	418
210,000	Goldman Sachs Group Inc., 3.63%, 2/07/16	218
200,000	Goldman Sachs Group Inc., 5.70%, 12/29/49 (a)	205
356,439	GSAMP Trust 2004-SEA2, 0.81%, 3/25/34	356
90,000	Harley-Davidson Financial Services Inc. 144A,
	1.15%, 9/15/15 (b)	90
130,000	Healthcare Realty Trust Inc., 6.50%, 1/17/17	145
390,000	Hertz Corp., 6.75%, 4/15/19	410
180,000	Hess Corp., 1.30%, 6/15/17	180
630,000	Hewlett-Packard Co., 1.17%, 1/14/19	636
540,000	Hilton USA Trust 2013-HLF 144A,
	1.16%, 11/05/30 (b)	541
360,000	HSBC USA Inc., 1.11%, 9/24/18	365
250,000	Huntington National Bank, 0.66%, 4/24/17	250

Principal or Shares	Security Description	Value (000)

250,000	Huntington National Bank, 1.38%, 4/24/17 (a)	$250
370,000	Hyundai Capital America 144A,
	1.45%, 2/06/17 (a)(b)	370
100,000	Hyundai Capital America 144A,
	2.13%, 10/02/17 (b)	101
100,000	Hyundai Capital America 144A,
	3.75%, 4/06/16 (b)	104
140,000	IAC/InterActiveCorp 144A, 4.88%, 11/30/18 (b)	145
100,000	Ingredion Inc., 3.20%, 11/01/15	103
380,000	International Lease Finance Corp.,
	2.18%, 6/15/16	378
410,000	International Lease Finance Corp.,
	3.88%, 4/15/18	409
85,000	International Lease Finance Corp.,
	4.88%, 4/01/15	87
170,000	International Lease Finance Corp. 144A,
	6.50%, 9/01/14 (b)	171
356,390	Invitation Homes 2013-SFR1 Trust 144A,
	1.40%, 12/17/30 (b)	358
1,300,000	Invitation Homes 2014-SFR1 Trust 144A,
	1.15%, 6/17/31 (b)	1,305
280,000	JB Hunt Transport Services Inc., 2.40%, 3/15/19	281
260,000	JB Hunt Transport Services Inc., 3.38%, 9/15/15	267
440,000	John Deere Capital Corp., 1.13%, 6/12/17 (a)	439
70,000	Johnson Controls Inc., 1.40%, 11/02/17	70
200,000	JPMorgan Chase & Co., 1.13%, 1/25/18	203
570,000	JPMorgan Chase & Co., 1.35%, 2/15/17	571
350,000	Kroger Co., 0.76%, 10/17/16	351
200,000	Kroger Co., 2.20%, 1/15/17	205
140,791	L.A. Arena Funding LLC 144A,
	7.66%, 12/15/26 (b)	156
370,000	L-3 Communications Corp., 1.50%, 5/28/17	369
190,000	Liberty Property LP, 6.63%, 10/01/17	216
440,000	Manufacturers & Traders Trust Co.,
	1.40%, 7/25/17	440
600,000	Martin Marietta Materials Inc. 144A,
	1.33%, 6/30/17 (b)	600
110,000	Masco Corp., 4.80%, 6/15/15	113
76,798	MASTR Asset Securitization Trust 2004-6,
	5.00%, 7/25/19	80
100,000	McKesson Corp., 1.29%, 3/10/17 (a)	100
370,000	Mobile Mini Inc., 7.88%, 12/01/20	398
300,000	Morgan Stanley, 0.97%, 7/23/19	301
500,000	Morgan Stanley, 1.51%, 4/25/18	513
400,000	Morgan Stanley, 5.45%, 1/09/17	438
400,000	Morgan Stanley, 5.45%, 12/29/49	401
100,000	Murphy Oil Corp., 2.50%, 12/01/17	102
70,000	Mylan Inc./PA, 1.80%, 6/24/16	71
500,000	Nabors Industries Inc., 2.35%, 9/15/16	513
200,000	National Oilwell Varco Inc., 1.35%, 12/01/17	199
160,000	NBCUniversal Enterprise Inc. 144A,
	0.92%, 4/15/18 (b)	162
290,000	Nissan Motor Acceptance Corp. 144A,
	1.00%, 3/15/16 (b)	290
140,000	Nissan Motor Acceptance Corp. 144A,
	1.95%, 9/12/17 (b)	141
110,000	PACCAR Financial Corp., 0.83%, 12/06/18	111
130,000	PACCAR Financial Corp., 1.10%, 6/06/17	130

Payden Global Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

110,000	Penske Truck Leasing Co. LP / PTL Finance
	Corp. 144A, 2.50%, 6/15/19 (b)	$110
200,000	Penske Truck Leasing Co. LP / PTL Finance
	Corp. 144A, 3.13%, 5/11/15 (b)	204
142,000	Plains Exploration & Production Co.,
	6.50%, 11/15/20	158
200,000	Prudential Financial Inc., 1.00%, 8/15/18 (a)	201
270,000	Regions Financial Corp., 2.00%, 5/15/18	268
304,609	Residential Asset Securitization Trust 2006-A8,
	6.00%, 8/25/36	260
60,000	Reynolds American Inc., 1.05%, 10/30/15	60
505,000	RJS Power Holdings LLC 144A,
	5.13%, 7/15/19 (b)	500
170,000	Rockies Express Pipeline LLC 144A,
	3.90%, 4/15/15 (a)(b)	171
220,000	Sabine Pass LNG LP, 7.50%, 11/30/16	241
200,000	SABMiller Holdings Inc. 144A,
	0.93%, 8/01/18 (b)	201
125,000	SandRidge Energy Inc., 8.75%, 1/15/20	132
100,000	SBA Communications Corp., 5.63%, 10/01/19	104
260,556	Sequoia Mortgage Trust, 1.45%, 2/25/43	251
266,813	Sequoia Mortgage Trust, 1.55%, 4/25/43	251
198,743	Sequoia Mortgage Trust, 3.50%, 4/25/42	203
330,029	Springleaf Mortgage Loan Trust 144A,
	1.27%, 6/25/58 (b)	330
116,049	Springleaf Mortgage Loan Trust 144A,
	1.57%, 12/25/59 (b)	116
418,427	Springleaf Mortgage Loan Trust 144A,
	1.78%, 12/25/65 (b)	419
108,639	Springleaf Mortgage Loan Trust 144A,
	2.22%, 10/25/57 (b)	110
387,606	Structured Agency Credit Risk Debt Notes,
	1.61%, 11/25/23	388
570,000	SunTrust Bank/Atlanta GA, 1.35%, 2/15/17	571
145,000	Tesoro Corp., 4.25%, 10/01/17	151
150,000	Thermo Fisher Scientific Inc., 1.30%, 2/01/17	150
717,068	Thornburg Mortgage Securities Trust 2004-1,
	1.64%, 3/25/44	712
360,000	T-Mobile USA Inc. 144A, 5.25%, 9/01/18 (b)	372
660,000	Toyota Motor Credit Corp., 1.13%, 5/16/17	659
13,600,000	U.S. Treasury Note, 0.38%, 4/30/16	13,592
250,000	U.S. Treasury Note, 0.50%, 6/30/16	250
5,980,000	U.S. Treasury Note, 0.63%, 12/15/16	5,964
3,510,000	U.S. Treasury Note, 0.63%, 2/15/17	3,492
3,980,000	U.S. Treasury Note, 0.75%, 1/15/17	3,976
490,000	U.S. Treasury Note, 0.88%, 7/15/17	488
250,000	U.S. Treasury Note, 1.00%, 3/31/17	251
200,000	U.S. Treasury Note, 1.25%, 10/31/15 (d)	203
260,000	United Airlines 2014-2 Class B Pass Through
	Trust, 4.63%, 9/03/22	261
60,000	UnitedHealth Group Inc., 1.40%, 10/15/17	60
120,000	Ventas Realty LP, 1.25%, 4/17/17	120
181,000	Ventas Realty LP, 1.55%, 9/26/16	183
560,000	Verizon Communications Inc., 1.00%, 6/17/19	568
390,000	Verizon Communications Inc.,
	1.35%, 6/09/17 (a)	390
250,000	Verizon Communications Inc., 1.98%, 9/14/18	263

Principal or Shares	Security Description	Value (000)

560,000	Volkswagen Group of America Finance LLC
	144A, 1.25%, 5/23/17 (b)	$559
89,152	VOLT XIX LLC 144A, 3.63%, 4/25/55 (b)	90
465,633	VOLT XX LLC 144A, 3.63%, 3/25/54 (b)	469
467,862	VOLT XXI LLC 144A, 3.63%, 11/25/53 (b)	471
238,925	VOLT XXII LLC 144A, 3.63%, 10/27/53 (b)	241
385,654	VOLT XXIV LLC 144A, 3.25%, 11/25/53 (b)	387
482,429	WaMu Mortgage Pass Through Certificates,
	2.38%, 10/25/36	446
460,000	WellPoint Inc., 2.38%, 2/15/17 (a)	473
280,000	Wells Fargo & Co., 0.86%, 4/23/18	283
380,000	Wells Fargo & Co., 1.15%, 6/02/17	378
500,000	Western Union Co., 1.23%, 8/21/15	503
390,000	Windstream Corp., 7.88%, 11/01/17 (a)	447
100,000	WM Wrigley Jr. Co. 144A, 1.40%, 10/21/16 (b)	101
100,000	WM Wrigley Jr. Co. 144A, 2.00%, 10/20/17 (b)	101
230,000	WPX Energy Inc., 5.25%, 1/15/17	243
		84,146
Virgin Islands (British) (USD) (1%)
200,000	CNOOC Finance 2013 Ltd., 1.13%, 5/09/16	200
300,000	CNPC General Capital Ltd. 144A,
	1.13%, 5/14/17 (b)	301
200,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (b)	197
210,000	Want Want China Finance Ltd. 144A,
	1.88%, 5/14/18 (b)	206
		904
Total Bonds (Cost - $142,453)		142,902
Purchased Call Options (0%)
91	Eurodollar 2-Year Mid-Curve Option, 98.625,
	9/12/14
	(Cost - $15)	1
Purchased Put Options (0%)
100	Eurodollar 2-Year Mid-Curve Option, 97.25,
	9/12/14	1
91	Eurodollar 2-Year Mid-Curve Option, 97.75,
	9/12/14	6
102	U.S. Treasury 2 Year Future Option, 109.5,
	8/22/14	6
Total Purchased Put Options (Cost - $47)		13
Investment Company (4%)
6,543,833	Payden Cash Reserves Money Market Fund *
	(Cost - $6,544)	6,544
Total (Cost - $151,667) (104%)		152,051
Liabilities in excess of Other Assets (-4%)		(6,231)
Net Assets (100%)		$145,820

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	All or a portion of these securities are on loan. At July 31, 2014, the total market value of the Fund’s securities on loan is $5,996 and the total market value of the collateral held by the Fund is $6,180. Amount in 000s.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.
It has been deemed liquid under guidelines approved by the Board.
(c)	Principal in foreign currency.
(d)	All or a portion of the security is pledged to cover futures contract margin requirements.

41	Payden Mutual Funds

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (000s)
Assets:
8/11/2014	British Pound (Sell 2,866)	HSBC Bank USA,	$80
		N.A.
8/11/2014	Canadian Dollar	Royal Bank of	31
	(Sell 2,204)	Canada
8/11/2014	Euro (Sell 3,473)	Citibank, N.A.	92
10/29/2014	Euro (Sell 543)	Goldman Sachs	4
		Capital Markets,
		L.P.
8/11/2014	Swedish Krona (Sell 4,362)	The Royal Bank of	18
		Scotland PLC

			$225

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
62	90-Day Eurodollar Future	Dec-15	$15,329	$(17)
62	90-Day Eurodollar Future	Dec-16	(15,158)	26
26	Bank Acceptance Future	Jun-15	5,881	(1)
26	Bank Acceptance Future	Sep-15	(5,876)	—
31	Euro-Bobl Future	Sep-14	(5,329)	(28)
14	Euro-Bund Future	Sep-14	2,774	48
75	IRS 5 Year Prime Note Future	Sep-14	(7,605)	(6)
28	U.S. Treasury 5 Year Note Future	Oct-14	3,327	2

				$24

Payden Global Fixed Income Fund

Schedule of Investments - July 31, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (80%)
Australia (USD) (1%)
250,000	Australia & New Zealand Banking Group Ltd.
	144A, 4.50%, 3/19/24 (a)	$256
260,000	Macquarie Group Ltd. 144A, 1.24%, 1/31/17 (a)	260
180,000	Sydney Airport Finance Co. Pty Ltd. 144A,
	3.90%, 3/22/23 (a)	183
		699
Bermuda (EUR) (1%)
150,000	Fidelity International Ltd., 6.88%, 2/24/17	227
Brazil (BRL) (1%)
700,000	BRF SA 144A, 7.75%, 5/22/18 (a)	270
Canada (CAD) (1%)
300,000	Canadian Government Bond, 3.75%, 6/01/19	303
300,000	Canadian Government Bond, 5.00%, 6/01/37	384
		687
Canada (USD) (1%)
200,000	Goldcorp Inc., 3.63%, 6/09/21 (b)	203
125,000	Rogers Communications Inc., 5.00%, 3/15/44	129
		332
Denmark (EUR) (1%)
200,000	Carlsberg Breweries A/S, 2.63%, 11/15/22	282
235,000	Danske Bank A/S, 3.88%, 10/04/23	337
		619
Finland (EUR) (1%)
140,000	Finland Government Bond, 2.63%, 7/04/42 (c)	208
170,000	Finland Government Bond, 2.75%, 7/04/28 (c)	256
		464
France (CAD) (1%)
330,000	Cie de Financement Foncier SA, 4.55%, 4/28/17	326
France (EUR) (4%)
300,000	France Government Bond OAT,
	3.00%, 10/25/15	416
890,000	France Government Bond OAT,
	3.25%, 10/25/21	1,387
		1,803
France (GBP) (1%)
100,000	AXA SA, 5.63%, 1/16/54	172
100,000	Cie de St-Gobain, 4.63%, 10/09/29	173
		345
France (USD) (1%)
200,000	Banque Federative du Credit Mutuel SA 144A,
	2.50%, 10/29/18 (a)	202
260,000	Credit Agricole SA/London 144A,
	1.39%, 4/15/16 (a)	263
200,000	Pernod Ricard SA 144A, 5.75%, 4/07/21 (a)	230
		695
Germany (EUR) (6%)
1,250,000	Bundesobligation, 0.25%, 4/13/18	1,679
530,000	Bundesobligation, 1.75%, 10/09/15	724
200,000	Bundesrepublik Deutschland, 4.75%, 7/04/34	392
100,000	Bundesrepublik Deutschland, 4.75%, 7/04/40	207
		3,002
Hong Kong (USD) (0%)
200,000	AIA Group Ltd. 144A, 4.88%, 3/11/44 (a)	213

Principal or Shares	Security Description	Value (000)
Ireland (EUR) (1%)
190,000	Aquarius and Investments PLC for Zurich
	Insurance Co. Ltd., 4.25%, 10/02/43	$277
50,000	GE Capital European Funding, 2.25%, 7/20/20	71
		348
Ireland (GBP) (1%)
130,000	GE Capital UK Funding, 4.38%, 7/31/19	236
Italy (EUR) (4%)
1,000,000	Italy Buoni Poliennali Del Tesoro,
	3.75%, 5/01/21	1,497
160,000	Italy Buoni Poliennali Del Tesoro,
	4.75%, 6/01/17	238
80,000	Italy Buoni Poliennali Del Tesoro,
	5.00%, 8/01/39	129
		1,864
Italy (USD) (0%)
200,000	Intesa Sanpaolo SpA 144A, 5.02%, 6/26/24 (a)	198
Japan (GBP) (0%)
120,000	Sumitomo Mitsui Banking Corp.,
	1.10%, 3/18/16	203
Japan (JPY) (12%)
200,000,000	Japan Government Ten Year Bond,
	0.80%, 9/20/23	2,001
220,000,000	Japan Government Ten Year Bond,
	1.40%, 6/20/19	2,269
66,500,000	Japan Government Thirty Year Bond,
	2.00%, 9/20/40	701
15,000,000	Japan Government Thirty Year Bond,
	2.20%, 9/20/39	165
50,000,000	Japan Government Twenty Year Bond,
	1.70%, 9/20/33	515
		5,651
Japan (USD) (0%)
200,000	Sompo Japan Insurance Inc. 144A,
	5.33%, 3/28/73 (a)	215
Jersey (EUR) (0%)
50,000	Heathrow Funding Ltd., 4.60%, 2/15/18 (c)	76
Netherlands (EUR) (2%)
100,000	KBC Internationale Financieringsmaatschappij
	NV, 2.13%, 9/10/18	141
340,000	Netherlands Government Bond 144A,
	2.25%, 7/15/22 (a)	498
320,000	Netherlands Government Bond 144A,
	3.25%, 7/15/21 (a)	499
		1,138
Netherlands (USD) (1%)
260,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank
	BA/Netherlands, 4.63%, 12/01/23	272
200,000	EDP Finance BV 144A, 6.00%, 2/02/18 (a)	218
200,000	ING Bank NV 144A, 1.18%, 3/07/16 (a)	202
		692
Spain (EUR) (2%)
90,000	Spain Government Bond, 4.20%, 1/31/37	132
180,000	Spain Government Bond, 4.25%, 10/31/16	261
400,000	Spain Government Bond, 5.85%, 1/31/22	680
		1,073

43	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Sweden (EUR) (1%)
200,000	SBAB Bank AB, 2.38%, 9/04/20	$284
United Kingdom (EUR) (1%)
165,000	Lloyds TSB Bank PLC, 6.50%, 3/24/20	270
150,000	Standard Chartered PLC, 4.00%, 10/21/25	214
		484
United Kingdom (GBP) (5%)
110,000	Aviva PLC, 6.13%, 11/14/36	201
75,000	Barclays Bank PLC, 6.75%, 1/16/23	139
121,000	ENW Capital Finance PLC, 6.75%, 6/20/15	213
110,000	HSBC Bank PLC, 5.38%, 11/04/30	198
100,000	InterContinental Hotels Group PLC,
	6.00%, 12/09/16	184
100,000	Next PLC, 5.38%, 10/26/21	191
180,000	United Kingdom Gilt, 2.00%, 1/22/16	309
150,000	United Kingdom Gilt, 2.25%, 9/07/23	246
120,000	United Kingdom Gilt, 4.25%, 12/07/55	249
290,000	United Kingdom Gilt, 4.75%, 12/07/38	614
		2,544
United Kingdom (USD) (1%)
100,000	Nationwide Building Society 144A,
	6.25%, 2/25/20 (a)	117
300,000	Standard Chartered PLC 144A,
	3.95%, 1/11/23 (a)(b)	297
		414
United States (EUR) (1%)
200,000	AT&T Inc., 1.88%, 12/04/20	277
100,000	Morgan Stanley, 5.38%, 8/10/20	164
100,000	National Grid North America Inc.,
	1.75%, 2/20/18	138
		579
United States (GBP) (0%)
110,000	Textron Inc., 6.63%, 4/07/20	213
United States (USD) (28%)
115,000	Altria Group Inc., 4.75%, 5/05/21	127
260,000	American Express Bank FSB, 0.45%, 6/12/17	260
210,000	ARC Properties Operating Partnership LP/Clark
	Acquisition LLC 144A, 3.00%, 2/06/19 (a)	210
100,000	Bank of America Corp., 3.70%, 9/01/15 (b)	103
120,000	Bank of America Corp., 4.00%, 4/01/24	122
210,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	230
100,000	BioMed Realty LP, 3.85%, 4/15/16	104
80,000	Buckeye Partners LP, 5.85%, 11/15/43 (b)	89
190,000	Carlyle Holdings II Finance LLC 144A,
	5.63%, 3/30/43 (a)	216
90,000	CBS Corp., 5.75%, 4/15/20 (b)	103
213,000	Citigroup Inc., 6.01%, 1/15/15	218
180,000	Continental Resources Inc./OK, 5.00%, 9/15/22	193
150,000	Daimler Finance North America LLC 144A,
	1.88%, 1/11/18 (a)	151
200,000	Digital Realty Trust LP, 5.88%, 2/01/20 (b)	223
150,000	Dignity Health, 3.13%, 11/01/22	141
152,000	Dow Chemical Co., 9.40%, 5/15/39	248
180,000	Energy Transfer Partners LP, 4.15%, 10/01/20	189
420,000	FNMA 30YR TBA, 4.50% (d)	452
160,000	Ford Motor Credit Co. LLC, 6.63%, 8/15/17	183
50,000	General Electric Capital Corp., 5.88%, 1/14/38	60
120,000	General Electric Capital Corp.,
	6.38%, 11/15/67 (b)	134

Principal or Shares	Security Description	Value (000)

200,000	Glencore Funding LLC 144A, 1.59%, 1/15/19 (a)	$201
50,595	GreenPoint Mortgage Funding Trust,
	0.44%, 6/25/45	33
215,000	Health Care REIT Inc., 4.95%, 1/15/21	238
26,062	Indymac Index Mortgage Loan Trust,
	2.56%, 10/25/34	26
110,000	JPMorgan Chase & Co., 4.35%, 8/15/21	118
260,000	KKR Group Finance Co. II LLC 144A,
	5.50%, 2/01/43 (a)	284
145,000	McKesson Corp., 3.80%, 3/15/24	147
115,000	MDC Holdings Inc., 6.00%, 1/15/43	108
130,000	Merrill Lynch & Co. Inc., 6.88%, 4/25/18	152
45,000	MetLife Inc., 6.40%, 12/15/36	51
55,000	MetLife Inc., 10.75%, 8/01/39 (b)	88
200,000	Metropolitan Edison Co. 144A,
	3.50%, 3/15/23 (a)	198
200,000	Morgan Stanley, 4.10%, 5/22/23	201
100,000	Murphy Oil Corp., 2.50%, 12/01/17	102
170,000	Nationwide Mutual Insurance Co. 144A,
	9.38%, 8/15/39 (a)	266
95,000	NBCUniversal Media LLC, 4.38%, 4/01/21	104
50,000	NBCUniversal Media LLC, 6.40%, 4/30/40	64
75,000	Owens Corning, 4.20%, 12/15/22	77
118,000	Plains Exploration & Production Co.,
	6.50%, 11/15/20	132
110,000	Prudential Financial Inc., 5.63%, 6/15/43	118
152,000	Prudential Financial Inc., 7.38%, 6/15/19	186
185,000	Ryder System Inc., 3.50%, 6/01/17 (b)	195
150,000	Sempra Energy, 9.80%, 2/15/19	197
105,000	Southeast Supply Header LLC 144A,
	4.25%, 6/15/24 (a)	107
110,000	State Street Corp., 4.96%, 3/15/18	120
130,586	Structured Adjustable Rate Mortgage Loan Trust,
	2.49%, 10/25/34	132
450,000	U.S. Treasury Bill, 0.00%, 11/13/14 (e)(f)	450
1,000,000	U.S. Treasury Note, 0.38%, 1/15/16	1,001
650,000	U.S. Treasury Note, 0.63%, 8/31/17	641
270,000	U.S. Treasury Note, 0.88%, 12/31/16	271
320,000	U.S. Treasury Note, 0.88%, 1/31/17	321
1,700,000	U.S. Treasury Note, 1.25%, 8/31/15	1,720
500,000	U.S. Treasury Note, 1.25%, 4/30/19	490
400,000	U.S. Treasury Note, 2.50%, 8/15/23	401
170,000	Verizon Communications Inc., 6.40%, 2/15/38	208
90,000	Viacom Inc., 3.88%, 4/01/24 (b)	91
195,000	Vornado Realty LP, 4.25%, 4/01/15	198
80,000	Wachovia Corp., 5.50%, 8/01/35	90
238,000	Wells Fargo & Co., 4.48%, 1/16/24	252
200,000	Williams Companies Inc., 4.55%, 6/24/24	200
		13,735
Total Bonds (Cost - $38,657)		39,629
Investment Company (22%)
2,243,092	Payden Cash Reserves Money Market Fund *	2,243
316,916	Payden Emerging Markets Bond Fund,
	Institutional Class *	4,504
90,449	Payden Emerging Markets Local Bond Fund,
	Investor Class *	803
444,029	Payden High Income Fund, Investor Class *	3,144
Total Investment Company (Cost - $11,135)		10,694

Payden Global Fixed Income Fund continued

Principal or Shares	Security Description	Value (000)

Total (Cost - $49,792) (102%)		$50,323
Liabilities in excess of Other Assets (-2%)		(936)
Net Assets (100%)		$49,387

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	All or a portion of these securities are on loan. At July 31, 2014, the total market value of the Fund’s securities on loan is $1,126 and the total market value of the collateral held by the Fund is $1,165. Amounts in 000s.
(c)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d)	Security was purchased on a delayed delivery basis.
(e)	All or a portion of the security is pledged to cover futures contract margin requirements.
(f)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (000s)
Assets:
8/11/2014	Australian Dollar (Sell 386)	The Royal Bank of	$5
		Scotland PLC
8/28/2014	Australian Dollar	The Royal Bank of	4
	(Buy 386)	Scotland PLC
10/14/2014	Brazilian Real (Sell 678)	Barclays Bank PLC	4
8/11/2014	British Pound (Sell 1,553)	HSBC Bank USA,	42
		N.A.
8/11/2014	Canadian Dollar	Royal Bank of	27
	(Sell 1,354)	Canada
9/22/2014	Canadian Dollar	Royal Bank of	4
	(Sell 2,847)	Canada
8/28/2014	Canadian Dollar (Buy 250)	The Royal Bank of	—
		Scotland PLC
8/11/2014	Euro (Sell 6,407)	Citibank, N.A.	169
10/29/2014	Euro (Sell 1,834)	HSBC Bank USA,	13
		N.A.
8/11/2014	Euro (Sell 2,053)	Royal Bank of	54
		Canada
8/11/2014	Euro (Sell 2,766)	State Street Bank	73
		& Trust Co.
8/11/2014	Japanese Yen (Sell 632,900)	Barclays Bank PLC	64
8/27/2014	New Zealand Dollar	UBS AG	4
	(Sell 1,740)
10/30/2014	Swiss Franc (Sell 1,785)	State Street Bank	9
		& Trust Co.
8/11/2014	Swiss Franc (Sell 270)	The Royal Bank of	6
		Scotland PLC

			$478

Delivery Date	Currency (000s)	Counterparty	Unrealized (Depreciation) (000s)
Liabilities:
9/22/2014	Australian Dollar	Royal Bank of	$(13)
	(Sell 3,223)	Canada
8/28/2014	British Pound (Sell 628)	HSBC Bank USA,	(3)
		N.A.
8/28/2014	Euro (Buy 2,208)	Royal Bank of	(51)
		Canada
8/28/2014	Japanese Yen (Buy 50,300)	Barclays Bank PLC	(5)
9/25/2014	Norwegian Krone	JPMorgan Chase	(78)
	(Buy 12,000)	Bank, N.A.
8/28/2014	Swiss Franc (Buy 270)	The Royal Bank of	(5)
		Scotland PLC

			$(155)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
34	Australian 3 Year Bond	Sep-14	$3,458	$18
	Future
2	Canadian 10 Year Bond	Sep-14	251	4
	Future
5	Euro-Bobl Future	Sep-14	859	7
2	Euro-Bund Future	Sep-14	396	8
1	Japan 10 Year Bond	Sep-14	1,419	3
	Future
11	Long Gilt Future	Sep-14	(2,055)	3
4	U.S. Long Bond Future	Sep-14	(550)	(3)
59	U.S. Treasury 10 Year	Sep-14	(7,352)	20
	Note Future
21	U.S. Treasury 5 Year	Sep-14	2,496	(15)
	Note Future

				$45

45	Payden Mutual Funds

Payden Emerging Markets Bond Fund

Schedule of Investments - July 31, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (97%)
Argentina (USD) (2%)
12,022,500	Argentine Republic Government International
	Bond, 2.50%, 12/31/38	$6,588
8,959,023	Argentine Republic Government International
	Bond, 8.28%, 12/31/33	8,041
2,625,000	Argentine Republic Government International
	Bond, 8.75%, 6/02/17 (a)	2,334
		16,963
Armenia (USD) (2%)
15,770,000	Republic of Armenia 144A, 6.00%, 9/30/20 (b)	16,637
Australia (USD) (0%)
3,970,000	CNOOC Curtis Funding No. 1 Pty. Ltd. 144A,
	4.50%, 10/03/23 (b)	4,149
Azerbaijan (USD) (1%)
6,790,000	State Oil Co. of the Azerbaijan Republic,
	4.75%, 3/13/23	6,807
Barbados (USD) (0%)
1,860,000	Columbus International Inc. 144A,
	7.38%, 3/30/21 (b)	1,969
Belarus (USD) (2%)
6,290,000	Republic of Belarus, 8.75%, 8/03/15	6,447
7,950,000	Republic of Belarus, 8.95%, 1/26/18 (a)	8,546
		14,993
Bermuda (USD) (0%)
2,150,000	GCX Ltd. 144A, 7.00%, 8/01/19 (b)	2,207
Brazil (USD) (3%)
4,370,000	Banco Nacional de Desenvolvimento Economico
	e Social 144A, 5.75%, 9/26/23 (b)	4,713
10,900,000	Brazilian Government International Bond,
	4.25%, 1/07/25 (a)	10,941
4,540,000	Cielo SA/Cielo USA Inc. 144A,
	3.75%, 11/16/22 (b)	4,296
3,440,000	USJ Acucar e Alcool SA 144A,
	9.88%, 11/09/19 (a)(b)	3,510
		23,460
Canada (USD) (1%)
2,550,000	CNOOC Nexen Finance 2014 ULC,
	4.88%, 4/30/44	2,614
3,835,000	First Quantum Minerals Ltd. 144A,
	6.75%, 2/15/20 (b)	3,931
		6,545
Cayman Islands (USD) (5%)
4,140,000	AES Andres Dominicana Ltd./Itabo Dominicana
	Ltd. 144A, 9.50%, 11/12/20 (a)(b)	4,523
4,520,000	China Overseas Finance Cayman III Ltd.,
	5.38%, 10/29/23 (a)	4,636
2,620,000	Comcel Trust 144A, 6.88%, 2/06/24 (b)	2,823
2,720,000	Fibria Overseas Finance Ltd., 5.25%, 5/12/24	2,704
4,170,000	Golden Eagle Retail Group Ltd. 144A,
	4.63%, 5/21/23 (b)	3,889
4,280,000	Grupo Aval Ltd. 144A, 4.75%, 9/26/22 (a)(b)	4,280
3,620,000	Intercorp Retail Trust 144A,
	8.88%, 11/14/18 (b)	3,955

Principal or Shares	Security Description	Value (000)

4,085,000	Kaisa Group Holdings Ltd. 144A,
	8.88%, 3/19/18 (a)(b)	$4,294
3,740,000	Odebrecht Finance Ltd. 144A,
	7.13%, 6/26/42 (b)	3,993
3,910,000	Petrobras International Finance Co.,
	5.38%, 1/27/21 (a)	4,047
3,740,000	TAM Capital 3 Inc. 144A, 8.38%, 6/03/21 (b)	4,095
		43,239
Chile (USD) (1%)
2,090,000	CFR International SpA 144A,
	5.13%, 12/06/22 (b)	2,261
2,140,000	Corp Nacional del Cobre de Chile 144A,
	3.00%, 7/17/22 (b)	2,065
3,355,000	Corp. Nacional del Cobre de Chile 144A,
	5.63%, 10/18/43 (a)(b)	3,725
		8,051
Colombia (USD) (4%)
3,780,000	Bancolombia SA, 6.13%, 7/26/20 (a)	4,120
3,600,000	Colombia Government International Bond,
	6.13%, 1/18/41	4,320
8,910,000	Colombia Government International Bond,
	7.38%, 9/18/37	12,095
4,050,000	Colombia Telecomunicaciones SA ESP 144A,
	5.38%, 9/27/22 (b)	4,101
4,080,000	Ecopetrol SA, 5.88%, 9/18/23	4,620
2,620,000	Ecopetrol SA, 5.88%, 5/28/45	2,751
1,980,000	Oleoducto Central SA 144A,
	4.00%, 5/07/21 (a)(b)	2,007
3,800,000	Transportadora de Gas Internacional SA ESP
	144A, 5.70%, 3/20/22 (b)	4,099
		38,113
Costa Rica (CRC) (0%)
981,700,000	Republic of Costa Rica 144A, 9.20%, 3/27/19 (b)	1,827
Costa Rica (USD) (1%)
4,080,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (b)	4,192
4,220,000	Banco Nacional de Costa Rica 144A,
	4.88%, 11/01/18 (b)	4,304
2,160,000	Republic of Costa Rica 144A,
	7.00%, 4/04/44 (a)(b)	2,274
		10,770
Croatia (USD) (2%)
4,270,000	Croatia Government International Bond 144A,
	6.00%, 1/26/24 (b)	4,580
3,015,000	Croatia Government International Bond,
	6.38%, 3/24/21 (c)	3,316
7,260,000	Croatia Government International Bond,
	6.75%, 11/05/19 (c)	8,122
4,035,000	Hrvatska Elektroprivreda 144A,
	6.00%, 11/09/17 (b)	4,277
		20,295
Dominica Republic (USD) (2%)
3,050,000	Aeropuertos Dominicanos Siglo XXI SA 144A, 9.75%, 11/13/19 (a)(b)	2,966

46

Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)

1,060,000	Dominican Republic International Bond 144A,
	6.60%, 1/28/24 (b)	$1,158
8,610,000	Dominican Republic International Bond 144A,
	7.45%, 4/30/44 (b)	9,213
3,620,000	Dominican Republic International Bond 144A,
	7.50%, 5/06/21 (b)	4,154
		17,491
El Salvador (USD) (1%)
5,120,000	Republic of El Salvador 144A,
	5.88%, 1/30/25 (b)	5,133
Georgia (USD) (2%)
3,840,000	Bank of Georgia JSC 144A, 7.75%, 7/05/17 (b)	4,137
7,705,000	Georgian Railway JSC 144A, 7.75%, 7/11/22 (b)	8,766
5,571,000	Republic of Georgia 144A, 6.88%, 4/12/21 (b)	6,351
		19,254
Ghana (USD) (1%)
2,580,000	Republic of Ghana 144A, 7.88%, 8/07/23 (b)	2,511
4,195,000	Republic of Ghana, 8.50%, 10/04/17 (a)(c)	4,436
		6,947
Guatemala (USD) (1%)
2,000,000	Guatemala Government Bond 144A,
	4.88%, 2/13/28 (b)	2,030
3,770,000	Guatemala Government Bond 144A,
	5.75%, 6/06/22 (b)	4,081
		6,111
Honduras (USD) (2%)
8,700,000	Honduras Government International Bond 144A, 7.50%, 3/15/24 (b)	8,983
3,860,000	Republic of Honduras 144A,
	8.75%, 12/16/20 (b)	4,226
		13,209
Hungary (USD) (2%)
2,900,000	Hungary Government International Bond,
	5.38%, 3/25/24	3,074
1,870,000	MFB Magyar Fejlesztesi Bank Zrt 144A,
	6.25%, 10/21/20 (b)	2,090
6,080,000	Republic of Hungary, 4.13%, 2/19/18	6,323
5,630,000	Republic of Hungary, 6.25%, 1/29/20	6,363
		17,850
India (INR) (0%)
250,000,000	India Government Bond, 7.28%, 6/03/19	3,967
Indonesia (USD) (5%)
3,860,000	Indonesia Government International Bond 144A, 5.38%, 10/17/23 (a)(b)	4,207
3,680,000	Indonesia Government International Bond 144A, 5.88%, 1/15/24 (b)	4,145
5,720,000	Indonesia Government International Bond,
	8.50%, 10/12/35 (c)	7,951
4,385,000	Indonesia Government International Bond 144A, 8.50%, 10/12/35 (b)	6,095
5,850,000	Pertamina Persero PT 144A, 4.30%, 5/20/23 (b)	5,645
4,860,000	Pertamina Persero PT 144A, 5.25%, 5/23/21 (b)	5,085
3,710,000	Pertamina Persero PT 144A,
	6.00%, 5/03/42 (a)(b)	3,659
4,110,000	Pertamina Persero PT 144A, 6.45%, 5/30/44 (b)	4,315
		41,102

Principal or Shares	Security Description	Value (000)
Ireland (USD) (0%)
3,550,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.13%, 4/30/18 (c)	$3,905
Israel (USD) (1%)
5,310,000	Delek & Avner Tamar Bond Ltd. 144A,
	4.44%, 12/30/20 (b)	5,384
3,120,000	SUAM Finance BV 144A, 4.88%, 4/17/24 (b)	3,151
		8,535
Ivory Coast (USD) (2%)
17,680,000	Ivory Coast Government International Bond
	144A, 5.75%, 12/31/32 (b)	17,440
Jamaica (USD) (1%)
7,045,000	Jamaica Government International Bond,
	7.63%, 7/09/25	7,432
Kazakhstan (USD) (3%)
9,060,000	Development Bank of Kazakhstan JSC 144A,
	4.13%, 12/10/22 (b)	8,630
3,650,000	KazAgro National Management Holding JSC
	144A, 4.63%, 5/24/23 (b)	3,554
3,140,000	KazMunaiGaz Finance Sub BV 144A,
	11.75%, 1/23/15 (a)(b)	3,298
5,260,000	KazMunayGas National Co. JSC 144A,
	5.75%, 4/30/43 (b)	5,209
4,730,000	KazMunayGas National Co. JSC 144A,
	6.38%, 4/09/21 (b)	5,375
		26,066
Kenya (USD) (1%)
4,420,000	Kenya Government International Bond 144A,
	5.88%, 6/24/19 (b)	4,565
5,300,000	Kenya Government International Bond 144A,
	6.88%, 6/24/24 (b)	5,636
		10,201
Luxembourg (USD) (1%)
4,250,000	BC Luxco 1 SA 144A, 7.38%, 1/29/20 (b)	4,356
1,670,000	Tupy Overseas SA 144A, 6.63%, 7/17/24 (b)	1,720
		6,076
Macedonia (EUR) (0%)
2,060,000	Former Yugoslav Republic of Macedonia 144A,
	3.98%, 7/24/21 (b)	2,762
Mexico (MXN) (1%)
32,700,000	Grupo Televisa SAB, 7.25%, 5/14/43	2,132
71,600,000	Red de Carreteras de Occidente SAPIB de CV
	144A, 9.00%, 6/10/28 (b)	5,148
		7,280
Mexico (USD) (6%)
3,940,000	BBVA Bancomer SA/Grand Cayman 144A,
	6.01%, 5/17/22 (a)(b)	4,142
1,820,000	Fermaca Enterprises S de RL de CV 144A,
	6.38%, 3/30/38 (b)	1,902
2,780,000	Grupo Cementos de Chihuahua SAB de CV
	144A, 8.13%, 2/08/20 (a)(b)	3,065
1,220,000	Grupo Cementos de Chihuahua SAB de CV,
	8.13%, 2/08/20 (a)(c)	1,345
3,740,000	Grupo Idesa SA de CV 144A,
	7.88%, 12/18/20 (b)	4,002

47	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

3,840,000	Grupo KUO SAB De CV 144A,
	6.25%, 12/04/22 (b)	$4,032
2,780,000	Mexico Government International Bond,
	4.00%, 10/02/23	2,897
443,000	Mexico Government International Bond,
	5.55%, 1/21/45	502
2,958,000	Mexico Government International Bond,
	6.75%, 9/27/34	3,823
10,250,000	Pemex Project Funding Master Trust,
	6.63%, 6/15/35	12,180
5,830,000	Petroleos Mexicanos, 5.50%, 6/27/44	6,047
2,050,000	Petroleos Mexicanos 144A, 6.38%, 1/23/45 (b)	2,363
4,450,000	Unifin Financiera SA de CV 144A,
	6.25%, 7/22/19 (a)(b)	4,361
		50,661
Montenegro (EUR) (0%)
1,490,000	Montenegro Government International Bond
	144A, 5.38%, 5/20/19 (b)	2,072
Morocco (USD) (2%)
1,890,000	BMCE Bank, 6.25%, 11/27/18	1,978
2,175,000	Morocco Government International Bond 144A, 5.50%, 12/11/42 (b)	2,160
8,310,000	OCP SA 144A, 5.63%, 4/25/24 (b)	8,725
		12,863
Netherlands (USD) (2%)
4,140,000	Ajecorp BV 144A, 6.50%, 5/14/22 (a)(b)	3,873
4,100,000	GTB Finance BV 144A, 6.00%, 11/08/18 (b)	4,106
8,390,000	Kazakhstan Temir Zholy Finance BV 144A,
	6.38%, 10/06/20 (b)	9,428
3,530,000	Kazakhstan Temir Zholy Finance BV 144A,
	6.95%, 7/10/42 (b)	3,980
		21,387
Nigeria (USD) (0%)
3,740,000	Zenith Bank PLC 144A, 6.25%, 4/22/19 (b)	3,735
Pakistan (USD) (1%)
4,900,000	Pakistan Government International Bond 144A,
	7.25%, 4/15/19 (b)	5,121
3,140,000	Pakistan Government International Bond 144A,
	8.25%, 4/15/24 (b)	3,360
		8,481
Panama (USD) (2%)
3,410,000	AES El Salvador Trust II 144A,
	6.75%, 3/28/23 (a)(b)	3,427
4,080,000	Avianca Holdings SA / Avianca Leasing LLC /
	Grupo Taca Holdings Ltd. 144A,
	8.38%, 5/10/20 (a)(b)	4,376
3,770,000	Republic of Panama, 5.20%, 1/30/20	4,190
3,520,000	Republic of Panama, 6.70%, 1/26/36	4,347
2,490,000	Republic of Panama, 9.38%, 4/01/29	3,723
		20,063
Paraguay (USD) (1%)
2,190,000	Republic of Paraguay 144A, 4.63%, 1/25/23 (b)	2,250
2,610,000	Telefonica Celular del Paraguay SA 144A,
	6.75%, 12/13/22 (b)	2,793
		5,043

Principal or Shares	Security Description	Value (000)
Peru (USD) (2%)
2,720,000	Abengoa Transmision Sur SA 144A,
	6.88%, 4/30/43 (b)	$2,978
3,890,000	Banco de Credito del Peru 144A,
	6.13%, 4/24/27 (b)	4,182
580,000	Cementos Pacasmayo SAA 144A,
	4.50%, 2/08/23 (b)	551
3,040,000	El Fondo MIVIVIENDA SA 144A,
	3.50%, 1/31/23 (a)(b)	2,917
4,800,000	Republic of Peru, 6.55%, 3/14/37	6,048
4,470,000	Scotiabank Peru SA 144A, 4.50%, 12/13/27 (b)	4,314
		20,990
Philippines (USD) (3%)
3,220,000	Power Sector Assets & Liabilities Management
	Corp. 144A, 7.39%, 12/02/24 (b)	4,146
2,000,000	Republic of Philippines, 4.20%, 1/21/24 (a)	2,125
6,730,000	Republic of Philippines, 6.38%, 10/23/34	8,505
7,332,000	Republic of Philippines, 7.75%, 1/14/31	10,219
4,680,000	San Miguel Corp., 4.88%, 4/26/23 (a)	4,411
		29,406
Romania (USD) (2%)
4,100,000	Romanian Government International Bond
	144A, 4.38%, 8/22/23 (b)	4,239
1,580,000	Romanian Government International Bond
	144A, 4.88%, 1/22/24 (b)	1,689
3,100,000	Romanian Government International Bond
	144A, 6.13%, 1/22/44 (b)	3,534
5,980,000	Romanian Government International Bond
	144A, 6.75%, 2/07/22 (b)	7,153
		16,615
Russian Federation (USD) (2%)
1,600,000	Russian Foreign Bond - Eurobond 144A,
	3.50%, 1/16/19 (b)	1,604
6,000,000	Russian Foreign Bond - Eurobond 144A,
	4.88%, 9/16/23 (b)	5,994
5,719,750	Russian Foreign Bond - Eurobond 144A,
	7.50%, 3/31/30 (b)	6,486
		14,084
Senegal (USD) (1%)
4,910,000	Republic of Senegal 144A, 6.25%, 7/30/24 (b)	4,934
2,260,000	Republic of Senegal 144A, 8.75%, 5/13/21 (b)	2,645
		7,579
Serbia (USD) (1%)
2,850,000	Republic of Serbia 144A, 5.25%, 11/21/17 (b)	2,985
1,770,000	Republic of Serbia 144A, 5.88%, 12/03/18 (b)	1,896
		4,881
Singapore (USD) (0%)
2,850,000	TBG Global Pte Ltd. 144A,
	4.63%, 4/03/18 (a)(b)	2,900
South Africa (USD) (2%)
5,230,000	Eskom Holdings SOC Ltd. 144A,
	5.75%, 1/26/21 (b)	5,388
3,900,000	South Africa Government International Bond,
	5.50%, 3/09/20	4,261
9,020,000	Transnet SOC Ltd. 144A, 4.00%, 7/26/22 (b)	8,632
		18,281
Sri Lanka (USD) (3%)
2,370,000	Bank of Ceylon 144A, 6.88%, 5/03/17 (b)	2,527

Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)

3,910,000	National Savings Bank 144A, 8.88%, 9/18/18 (b)	$4,477
7,315,000	Republic of Sri Lanka 144A, 5.88%, 7/25/22 (b)	7,626
3,400,000	Sri Lanka Government International Bond 144A, 5.13%, 4/11/19 (b)	3,485
3,900,000	Sri Lanka Government International Bond 144A, 6.00%, 1/14/19 (b)	4,144
		22,259
Sweden (USD) (1%)
4,005,000	Eileme 2 AB 144A, 11.63%, 1/31/20 (b)	4,721
Tanzania (USD) (1%)
9,640,000	United Republic of Tanzania, 6.33%, 3/09/20 (c)	10,387
Turkey (USD) (3%)
1,880,000	Export Credit Bank of Turkey 144A,
	5.88%, 4/24/19 (b)	2,026
3,460,000	Republic of Turkey, 6.88%, 3/17/36	4,143
4,210,000	Republic of Turkey, 7.38%, 2/05/25	5,151
3,480,000	Republic of Turkey, 8.00%, 2/14/34	4,637
1,990,000	Turkiye Garanti Bankasi AS 144A,
	4.00%, 9/13/17 (b)	2,030
4,560,000	Turkiye Halk Bankasi AS 144A,
	3.88%, 2/05/20 (b)	4,391
4,050,000	Turkiye Vakiflar Bankasi Tao 144A,
	5.00%, 10/31/18 (b)	4,167
		26,545
Ukraine (USD) (1%)
5,895,000	Ukraine Government International Bond 144A,
	7.50%, 4/17/23 (b)	5,578
3,600,000	Ukraine Government International Bond 144A,
	7.75%, 9/23/20 (b)	3,461
		9,039
United Kingdom (GHS) (0%)
1,205,000	Standard Chartered Bank 144A,
	23.00%, 8/23/17 (b)	331
6,780,000	Standard Chartered Bank 144A,
	24.00%, 5/27/15 (b)	1,968
		2,299
United Kingdom (INR) (1%)
295,000,000	Standard Chartered Bank/Singapore 144A,
	7.16%, 5/23/23 (b)	4,378
United Kingdom (NGN) (1%)
850,000,000	Standard Chartered Bank 144A,
	0.00%, 4/13/15 (b)	4,922
United States (USD) (0%)
3,370,000	Cemex Finance LLC 144A,
	9.38%, 10/12/22 (a)(b)	3,859
Uruguay (USD) (2%)
13,610,000	Uruguay Government International Bond,
	4.50%, 8/14/24 (a)	14,392
3,099,580	Uruguay Government International Bond,
	5.10%, 6/18/50	3,069
		17,461
Venezuela (USD) (4%)
4,200,000	Petroleos de Venezuela SA, 5.25%, 4/12/17 (c)	3,559
6,720,000	Petroleos de Venezuela SA, 5.38%, 4/12/27	4,059
1,440,000	Petroleos de Venezuela SA 144A,
	8.50%, 11/02/17 (b)	1,344

Principal or Shares	Security Description	Value (000)

9,740,000	Petroleos de Venezuela SA, 9.00%, 11/17/21 (c)	$8,328
4,225,000	Petroleos de Venezuela SA 144A,
	9.75%, 5/17/35 (b)	3,433
2,940,000	Republic of Venezuela, 5.75%, 2/26/16 (a)(c)	2,790
7,510,000	Republic of Venezuela, 6.00%, 12/09/20 (c)	5,708
3,210,000	Republic of Venezuela, 7.00%, 3/31/38 (c)	2,228
8,640,000	Republic of Venezuela, 7.65%, 4/21/25	6,523
		37,972
Virgin Islands (British) (USD) (2%)
4,010,000	Central American Bottling Corp. 144A,
	6.75%, 2/09/22 (b)	4,339
5,100,000	Sinopec Group Overseas Development 2013 Ltd. 144A, 4.38%, 10/17/23 (b)	5,289
4,220,000	Star Energy Geothermal Wayang Windu Ltd.
	144A, 6.13%, 3/27/20 (b)	4,399
2,920,000	State Grid Overseas Investment 2014 Ltd. 144A,
	4.13%, 5/07/24 (b)	3,025
4,010,000	Yingde Gases Investment Ltd. 144A,
	8.13%, 4/22/18 (b)	4,231
		21,283
Zambia (USD) (1%)
4,290,000	Zambia Government International Bond 144A,
	8.50%, 4/14/24 (b)	4,874
Total Bonds (Cost - $823,146)		845,826
Investment Company (6%)
50,388,707	Payden Cash Reserves Money Market Fund *
	(Cost - $50,389)	50,389
Total (Cost - $873,535) (103%)		896,215
Liabilities in excess of Other Assets (-3%)		(29,276)
Net Assets (100%)		$866,939

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	All or a portion of these securities are on loan. At July 31, 2014, the total market value of the Fund’s securities on loan is $39,980 and the total market value of the collateral held by the Fund is $41,893. Amounts in 000s.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (000s)
Assets:
12/15/2014	Chinese Yuan	HSBC Bank USA,	$29
	(Buy 107,830)	N.A.
8/21/2014	Euro (Sell 6,620)	Barclays Bank PLC	167
8/19/2014	South African Rand	The Royal Bank of	118
	(Sell 43,770)	Scotland PLC

			$314

49	Payden Mutual Funds

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Depreciation (000s)
192	U.S. Ultra Long Bond	Sep-14	$28,962	$(199)
	Future

Payden Emerging Markets Local Bond Fund

Schedule of Investments - July 31, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (96%)
Brazil (BRL) (9%)
10,695,000	Brazil Notas do Tesouro Nacional,
	10.00%, 1/01/17	$4,570
7,490,000	Brazil Notas do Tesouro Nacional,
	10.00%, 1/01/18	3,187
16,377,000	Brazil Notas do Tesouro Nacional,
	10.00%, 1/01/21	6,663
1,750,000	Brazil Notas do Tesouro Nacional,
	10.00%, 1/01/23	699
2,250,000	BRF SA 144A, 7.75%, 5/22/18 (a)	868
		15,987
Cayman Islands (USD) (0%)
740,000	AES Andres Dominicana Ltd./Itabo Dominicana Ltd., 9.50%, 11/12/20 (b)	808
Chile (CLP) (0%)
129,000,000	Republic of Chile, 5.50%, 8/05/20	240
Colombia (COP) (5%)
2,355,000,000	Colombian TES, 7.00%, 5/04/22	1,285
4,090,000,000	Colombian TES, 7.25%, 6/15/16	2,260
4,214,000,000	Colombian TES, 10.00%, 7/24/24	2,780
2,055,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 (a)	1,195
1,380,000,000	Empresa de Telecomunicaciones de Bogota 144A, 7.00%, 1/17/23 (a)	690
2,086,000,000	Empresas Publicas de Medellin ESP 144A,
	8.38%, 2/01/21 (a)	1,181
		9,391
Costa Rica (CRC) (0%)
218,400,000	Republic of Costa Rica 144A, 9.20%, 3/27/19 (a)	406
Germany (IDR) (3%)
31,000,000,000	Deutsche Bank AG/London 144A,
	5.63%, 5/17/23 (a)	2,281
9,000,000,000	Deutsche Bank AG/London 144A,
	7.00%, 5/17/22 (a)	734
28,000,000,000	Deutsche Bank AG/London 144A,
	8.25%, 6/17/32 (a)	2,346
		5,361
Hungary (HUF) (5%)
494,580,000	Hungary Government Bond, 6.75%, 2/24/17	2,300
793,490,000	Hungary Government Bond, 6.75%, 11/24/17	3,757
562,810,000	Hungary Government Bond, 7.00%, 6/24/22	2,804
		8,861
Ireland (RUB) (0%)
33,000,000	Russian Railways via RZD Capital PLC,
	8.30%, 4/02/19	840
Luxembourg (BRL) (1%)
2,350,000	Cosan Luxembourg SA 144A, 9.50%, 3/14/18 (a)	945
Luxembourg (USD) (1%)
870,000	BC Luxco 1 SA 144A, 7.38%, 1/29/20 (a)	892
Malaysia (MYR) (8%)
11,300,000	Malaysia Government Bond, 3.17%, 7/15/16	3,528
10,100,000	Malaysia Government Bond, 3.31%, 10/31/17	3,138
15,130,000	Malaysia Government Bond, 3.89%, 7/31/20	4,753
5,120,000	Malaysia Government Bond, 3.89%, 3/15/27	1,554
5,780,000	Malaysia Government Bond, 4.39%, 4/15/26	1,864
		14,837

Principal or Shares	Security Description	Value (000)
Mexico (MXN) (10%)
15,000,000	America Movil SAB de CV, 6.00%, 6/09/19	$1,157
72,300	America Movil SAB de CV, 6.45%, 12/05/22	539
7,270,000	Grupo Televisa SAB, 7.25%, 5/14/43	474
11,330,000	Mexican Bonos, 4.75%, 6/14/18	863
8,648,400	Mexican Bonos, 5.00%, 6/15/17	677
43,790,000	Mexican Bonos, 6.50%, 6/10/21	3,537
25,400,000	Mexican Bonos, 8.00%, 6/11/20	2,209
14,640,000	Mexican Bonos, 8.50%, 5/31/29	1,336
9,880,000	Mexican Bonos, 8.50%, 11/18/38	900
19,300,100	Mexican Bonos, 10.00%, 12/05/24	1,929
25,110,000	Mexican Bonos, 10.00%, 11/20/36	2,616
16,240,000	Petroleos Mexicanos 144A, 7.65%, 11/24/21 (a)	1,330
9,900,000	Red de Carreteras de Occidente SAPIB de CV
	144A, 9.00%, 6/10/28 (a)	712
		18,279
Mexico (USD) (0%)
610,000	Unifin Financiera SA de CV 144A,
	6.25%, 7/22/19 (a)	598
Nigeria (NGN) (3%)
90,000,000	Nigeria Treasury Bond 144A, 4.00%, 4/23/15 (a)	533
83,000,000	Nigeria Treasury Bond 144A, 9.25%, 9/28/14 (a)	511
270,000,000	Republic of Nigeria 144A, 13.05%, 8/16/16 (a)	1,730
75,700,000	Republic of Nigeria 144A, 16.00%, 6/29/19 (a)	550
208,980,000	Republic of Nigeria 144A, 16.39%, 1/27/22 (a)	1,568
		4,892
Peru (PEN) (3%)
1,430,000	Republic of Peru 144A, 6.90%, 8/12/37 (a)	540
7,075,000	Republic of Peru 144A, 7.84%, 8/12/20 (a)	2,932
2,070,000	Republic of Peru 144A, 8.20%, 8/12/26 (a)	914
		4,386
Philippines (PHP) (0%)
22,000,000	Republic of Philippines, 6.25%, 1/14/36	553
Philippines (USD) (1%)
980,000	San Miguel Corp., 4.88%, 4/26/23	924
Poland (PLN) (8%)
13,350,000	Poland Government Bond, 3.75%, 4/25/18	4,422
5,592,000	Poland Government Bond, 4.00%, 10/25/23	1,876
5,090,000	Poland Government Bond, 5.25%, 10/25/17	1,760
12,070,000	Poland Government Bond, 5.25%, 10/25/20	4,345
3,815,000	Poland Government Bond, 5.75%, 10/25/21	1,418
		13,821
Romania (RON) (2%)
2,750,000	Romania Government Bond, 5.60%, 11/28/18	924
1,500,000	Romania Government Bond, 5.75%, 1/27/16	478
1,250,000	Romania Government Bond, 5.85%, 4/26/23	430
4,300,000	Romania Government Bond, 5.90%, 7/26/17	1,415
520,000	Romania Government Bond, 5.95%, 6/11/21	175
		3,422
Russian Federation (RUB) (7%)
50,980,000	Russian Federal Bond - OFZ, 6.90%, 8/03/16	1,371
153,000,000	Russian Federal Bond - OFZ, 7.00%, 1/25/23	3,750
16,000,000	Russian Federal Bond - OFZ, 7.40%, 4/19/17	431
66,350,000	Russian Federal Bond - OFZ, 7.40%, 6/14/17	1,777
77,220,000	Russian Federal Bond - OFZ, 7.60%, 4/14/21	1,993
89,180,000	Russian Federal Bond - OFZ, 8.15%, 2/03/27	2,312
		11,634

51	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
South Africa (ZAR) (8%)
61,250,000	Republic of South Africa, 6.25%, 3/31/36	$4,266
33,130,000	Republic of South Africa, 6.75%, 3/31/21	2,917
20,050,000	Republic of South Africa, 7.25%, 1/15/20	1,836
17,120,000	Republic of South Africa, 8.25%, 9/15/17	1,646
24,730,000	Republic of South Africa, 10.50%, 12/21/26	2,695
11,200,000	Transnet SOC Ltd. 144A, 9.50%, 5/13/21 (a)	1,045
		14,405
Thailand (THB) (5%)
25,000,000	Thailand Government Bond, 3.45%, 3/08/19	789
56,470,000	Thailand Government Bond, 3.65%, 12/17/21	1,782
81,590,000	Thailand Government Bond, 3.88%, 6/13/19	2,633
96,600,000	Thailand Government Bond, 4.88%, 6/22/29	3,387
		8,591
Turkey (TRY) (10%)
2,320,000	Akbank TAS 144A, 7.50%, 2/05/18 (a)	1,007
2,066,544	Turkey Government Bond, 4.00%, 4/01/20	1,080
10,190,000	Turkey Government Bond, 7.10%, 3/08/23	4,282
2,410,000	Turkey Government Bond, 9.00%, 1/27/16	1,140
6,725,000	Turkey Government Bond, 9.00%, 3/08/17	3,195
1,870,000	Turkey Government Bond, 9.50%, 1/12/22	913
8,120,000	Turkey Government Bond, 10.50%, 1/15/20	4,117
2,810,000	Turkey Government Bond, 10.70%, 2/24/16	1,361
		17,095
United Kingdom (GHS) (0%)
1,350,000	Standard Chartered Bank 144A,
	23.00%, 8/23/17 (a)	371
690,000	Standard Chartered Bank 144A,
	23.00%, 8/23/17 (a)	189
		560
United Kingdom (IDR) (3%)
11,400,000,000	Standard Chartered Bank 144A,
	8.38%, 9/17/26 (a)	989
18,000,000,000	Standard Chartered Bank/Singapore 144A,
	8.38%, 3/19/24 (a)	1,597
20,000,000,000	Standard Chartered Bank/Singapore 144A,
	8.38%, 9/17/26 (a)	1,735
10,000,000,000	Standard Chartered Bank/Singapore 144A,
	8.38%, 9/17/26 (a)	867
		5,188
United Kingdom (INR) (1%)
60,000,000	Standard Chartered Bank/Singapore 144A,
	7.16%, 5/23/23 (a)	890
51,000,000	Standard Chartered Bank/Singapore 144A,
	8.83%, 11/29/23 (a)	851
		1,741
United States (GHS) (0%)
1,750,000	Citigroup Inc. 144A, 24.00%, 5/27/15 (a)	508
United States (IDR) (3%)
18,000,000,000	JPMorgan Chase Bank, N.A. 144A,
	8.25%, 7/19/21 (a)	1,579
22,900,000,000	JPMorgan Chase Bank, N.A. 144A,
	9.50%, 7/17/31 (a)	2,141
11,060,000,000	JPMorgan Chase Bank, N.A. 144A,
	10.00%, 7/18/17 (a)	1,018
		4,738
Total Bonds (Cost - $184,247)		169,903

Principal or Shares	Security Description	Value (000)

Investment Company (1%)
1,268,921	Payden Cash Reserves Money Market Fund *
	(Cost - $1,269)	$1,269
Total (Cost - $185,516) (97%)		171,172
Other Assets, net of Liabilities (3%)		5,863
Net Assets (100%)		$177,035

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
12/15/2014	Chinese Yuan	HSBC Bank USA,	$6
	(Buy 22,320)	N.A.
9/16/2014	Colombian Peso	State Street Bank	2
	(Buy 3,849,000)	& Trust Co.
8/21/2014	Euro (Sell 1,292)	Barclays Bank PLC	40
9/18/2014	Malaysian Ringgit	HSBC Bank USA,	14
	(Buy 8,096)	N.A.
9/19/2014	Philippine Peso	HSBC Bank USA,	1
	(Buy 12,900)	N.A.
9/18/2014	Thailand Baht	Barclays Bank PLC	1
	(Buy 120,963)

			$64

Liabilities:
8/21/2014	Poland Zloty	Barclays Bank PLC	$(77)
	(Buy 15,345)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Depreciation (000s)
36	U.S. Ultra Long Bond Future	Sep-14	$5,430	$(37)

Payden Emerging Markets Corporate Bond Fund

Schedule of Investments - July 31, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (98%)
Australia (USD) (2%)
440,000	Australia & New Zealand Banking Group Ltd.
	144A, 4.50%, 3/19/24 (a)	$450
200,000	CNOOC Curtis Funding No. 1 Pty. Ltd. 144A,
	4.50%, 10/03/23 (a)	209
		659
Barbados (USD) (0%)
200,000	Columbus International Inc. 144A,
	7.38%, 3/30/21 (a)	212
Bermuda (USD) (2%)
520,000	Digicel Group Ltd. 144A, 8.25%, 9/30/20 (a)	563
440,000	GCX Ltd. 144A, 7.00%, 8/01/19 (a)	452
		1,015
Brazil (USD) (1%)
460,000	Samarco Mineracao SA 144A,
	4.13%, 11/01/22 (a)(b)	437
210,000	USJ Acucar e Alcool SA 144A,
	9.88%, 11/09/19 (a)(b)	214
		651
Canada (USD) (2%)
205,000	First Quantum Minerals Ltd. 144A,
	6.75%, 2/15/20 (a)	210
570,000	Pacific Rubiales Energy Corp. 144A,
	7.25%, 12/12/21 (a)	624
		834
Cayman Islands (USD) (19%)
250,000	AES Andres Dominicana Ltd./Itabo Dominicana
	Ltd. 144A, 9.50%, 11/12/20 (a)(b)	273
200,000	Agile Property Holdings Ltd., 9.88%, 3/20/17	218
290,000	Baidu Inc., 3.50%, 11/28/22	284
210,000	BR Malls International Finance Ltd. 144A,
	8.50%, 1/29/49 (a)	221
470,000	Braskem Finance Ltd., 6.45%, 2/03/24 (b)	495
220,000	Central China Real Estate Ltd.,
	6.50%, 6/04/18 (b)	216
270,000	China Overseas Finance Cayman III Ltd.,
	5.38%, 10/29/23 (b)	277
330,000	Comcel Trust, 6.88%, 2/06/24 (c)	356
205,000	Country Garden Holdings Co. Ltd. 144A,
	7.88%, 5/27/19 (a)	214
330,000	Fibria Overseas Finance Ltd., 5.25%, 5/12/24	328
490,000	Golden Eagle Retail Group Ltd. 144A,
	4.63%, 5/21/23 (a)	457
450,000	Grupo Aval Ltd. 144A, 4.75%, 9/26/22 (a)(b)	450
485,000	Hutchison Whampoa International 12 Ltd.
	144A, 6.00%, 5/29/49 (a)	522
215,000	Industrial Senior Trust 144A,
	5.50%, 11/01/22 (a)(b)	213
410,000	Intercorp Retail Trust 144A, 8.88%, 11/14/18 (a)	448
450,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (a)	479
260,000	Kaisa Group Holdings Ltd. 144A,
	8.88%, 3/19/18 (a)(b)	273
420,000	MAF Global Securities Ltd., 5.25%, 7/05/19	458
201,250	Odebrecht Drilling Norbe VIII / IX Ltd. 144A,
	6.35%, 6/30/21 (a)	214

Principal or Shares	Security Description	Value (000)

260,000	Odebrecht Finance Ltd. 144A,
	7.13%, 6/26/42 (a)	$278
430,000	Petrobras International Finance Co.,
	5.38%, 1/27/21	445
280,000	Shimao Property Holdings Ltd.,
	9.65%, 8/03/17 (c)	293
205,000	TAM Capital 2 Inc. 144A, 9.50%, 1/29/20 (a)	221
200,000	TAM Capital 3 Inc. 144A, 8.38%, 6/03/21 (a)	219
200,000	Tencent Holdings Ltd. 144A, 3.38%, 5/02/19 (a)	203
		8,055
Chile (USD) (4%)
260,000	CFR International SpA 144A,
	5.13%, 12/06/22 (a)	281
270,000	Colbun SA 144A, 6.00%, 1/21/20 (a)	300
360,000	Corpbanca SA, 3.13%, 1/15/18	361
500,000	GNL Quintero SA 144A, 4.63%, 7/31/29 (a)	506
300,000	Telefonica Chile SA 144A, 3.88%, 10/12/22 (a)	293
		1,741
Colombia (USD) (3%)
200,000	Bancolombia SA, 5.95%, 6/03/21	222
360,000	Colombia Telecomunicaciones SA ESP 144A,
	5.38%, 9/27/22 (a)(b)	364
220,000	Ecopetrol SA, 5.88%, 5/28/45	231
200,000	Oleoducto Central SA 144A, 4.00%, 5/07/21 (a)	203
400,000	Transportadora de Gas Internacional SA ESP
	144A, 5.70%, 3/20/22 (a)	431
		1,451
Costa Rica (USD) (0%)
200,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (a)	205
Dominica Republic (USD) (1%)
320,000	Aeropuertos Dominicanos Siglo XXI SA 144A,
	9.75%, 11/13/19 (a)(b)	311
Georgia (USD) (1%)
450,000	Bank of Georgia JSC 144A, 7.75%, 7/05/17 (a)	485
Hong Kong (USD) (1%)
260,000	Industrial & Commercial Bank of China Asia
	Ltd., 4.50%, 10/10/23	264
India (USD) (3%)
260,000	ICICI Bank Ltd./Dubai 144A,
	4.70%, 2/21/18 (a)	274
420,000	ICICI Bank Ltd./Dubai 144A,
	4.80%, 5/22/19 (a)(b)	443
230,000	ONGC Videsh Ltd., 3.75%, 5/07/23 (c)	220
260,000	State Bank of India/London 144A,
	4.13%, 8/01/17 (a)	271
		1,208
Indonesia (USD) (0%)
220,000	Bank Rakyat Indonesia Persero Tbk PT,
	2.95%, 3/28/18 (c)	218
Ireland (USD) (0%)
185,000	Vimpel Communications Via VIP Finance Ireland
	Ltd. OJSC 144A, 9.13%, 4/30/18 (a)	204
Isle of Man (USD) (1%)
410,000	AngloGold Ashanti Holdings PLC,
	8.50%, 7/30/20 (b)	465

53	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Israel (USD) (4%)
430,000	Delek & Avner Tamar Bond Ltd. 144A,
	4.44%, 12/30/20 (a)	$436
445,000	Israel Electric Corp. Ltd., 1.98%, 1/17/18	433
550,000	Israel Electric Corp. Ltd. 144A,
	7.25%, 1/15/19 (a)	622
220,000	SUAM Finance BV 144A, 4.88%, 4/17/24 (a)	222
		1,713
Japan (USD) (1%)
350,000	Ymobile Corp. 144A, 8.25%, 4/01/18 (a)	376
Kazakhstan (USD) (2%)
200,000	Halyk Savings Bank of Kazakhstan JSC 144A,
	7.25%, 5/03/17 (a)	218
240,000	KazMunayGas National Co. JSC 144A,
	5.75%, 4/30/43 (a)	238
180,000	KazMunayGas National Co. JSC 144A,
	9.13%, 7/02/18 (a)	218
		674
Luxembourg (USD) (4%)
240,000	Altice SA 144A, 7.75%, 5/15/22 (a)	246
200,000	Ardagh Finance Holdings SA 144A,
	8.63%, 6/15/19 (a)(b)	202
260,000	Atento Luxco 1 SA 144A, 7.38%, 1/29/20 (a)	267
250,000	Millicom International Cellular SA 144A,
	6.63%, 10/15/21 (a)	267
300,000	MOL Group Finance SA, 6.25%, 9/26/19 (b)	328
270,000	TMK OAO Via TMK Capital SA,
	6.75%, 4/03/20 (c)	252
200,000	Tupy Overseas SA 144A, 6.63%, 7/17/24 (a)	206
		1,768
Marshall Islands (USD) (1%)
500,000	Nakilat Inc. 144A, 6.07%, 12/31/33 (a)	554
Mexico (MXN) (1%)
3,410,000	Red de Carreteras de Occidente SAPIB de CV
	144A, 9.00%, 6/10/28 (a)	245
Mexico (USD) (8%)
270,000	America Movil SAB de CV, 6.13%, 3/30/40	321
200,000	Banco Santander Mexico SA Institucion de Banca
	Multiple Grupo Financiero Santand 144A,
	5.95%, 1/30/24 (a)	212
540,000	BBVA Bancomer SA/Grand Cayman 144A,
	6.01%, 5/17/22 (a)(b)	568
305,000	Cemex SAB de CV 144A, 9.50%, 6/15/18 (a)(b)	342
200,000	Fermaca Enterprises S de RL de CV 144A,
	6.38%, 3/30/38 (a)	209
240,000	Grupo Bimbo SAB de CV 144A,
	3.88%, 6/27/24 (a)	239
210,000	Grupo Cementos de Chihuahua SAB de CV
	144A, 8.13%, 2/08/20 (a)	231
420,000	Grupo Idesa SA de CV 144A,
	7.88%, 12/18/20 (a)	449
230,000	Grupo KUO SAB De CV 144A,
	6.25%, 12/04/22 (a)	241
250,000	Mexico Generadora de Energia S de rl 144A,
	5.50%, 12/06/32 (a)	256
540,000	Unifin Financiera SA de CV 144A,
	6.25%, 7/22/19 (a)	529
		3,597

Principal or Shares	Security Description	Value (000)
Morocco (USD) (2%)
200,000	BMCE Bank, 6.25%, 11/27/18	$209
660,000	OCP SA 144A, 5.63%, 4/25/24 (a)	693
		902
Netherlands (USD) (6%)
300,000	Ajecorp BV 144A, 6.50%, 5/14/22 (a)	281
285,000	FBN Finance Co. BV 144A, 8.00%, 7/23/21 (a)	289
490,000	GTB Finance BV 144A, 6.00%, 11/08/18 (a)	491
480,000	Indosat Palapa Co. BV 144A, 7.38%, 7/29/20 (a)	515
290,000	Listrindo Capital BV 144A, 6.95%, 2/21/19 (a)	313
215,000	Lukoil International Finance BV 144A,
	6.13%, 11/09/20 (a)	221
240,000	Marfrig Holding Europe BV 144A,
	8.38%, 5/09/18 (a)	254
240,000	Petrobras Global Finance BV, 3.11%, 3/17/20	246
		2,610
Panama (USD) (1%)
220,000	Avianca Holdings SA / Avianca Leasing LLC /
	Grupo Taca Holdings Ltd. 144A,
	8.38%, 5/10/20 (a)	236
Paraguay (USD) (1%)
220,000	Banco Regional SAECA 144A,
	8.13%, 1/24/19 (a)	244
Peru (USD) (2%)
200,000	Abengoa Transmision Sur SA 144A,
	6.88%, 4/30/43 (a)	219
190,000	Banco de Credito del Peru/Panama 144A,
	5.38%, 9/16/20 (a)	207
210,000	Banco de Credito del Peru/Panama 144A,
	6.13%, 4/24/27 (a)	226
320,000	Scotiabank Peru SA 144A, 4.50%, 12/13/27 (a)	309
		961
Philippines (USD) (1%)
440,000	San Miguel Corp., 4.88%, 4/26/23	415
Qatar (USD) (1%)
250,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III
	144A, 5.84%, 9/30/27 (a)	279
Russian Federation (USD) (0%)
200,000	Russian Foreign Bond - Eurobond,
	4.88%, 9/16/23 (c)	200
Singapore (USD) (3%)
315,000	DBS Bank Ltd. 144A, 0.84%, 7/15/21 (a)	309
320,000	Flextronics International Ltd., 4.63%, 2/15/20	326
440,000	Oversea-Chinese Banking Corp. Ltd.,
	3.75%, 11/15/22	454
		1,089
South Korea (USD) (2%)
260,000	Korea Development Bank, 3.00%, 3/17/19	267
440,000	Korea Hydro & Nuclear Power Co. Ltd. 144A,
	2.88%, 10/02/18 (a)	448
		715
Sri Lanka (USD) (1%)
400,000	National Savings Bank 144A, 8.88%, 9/18/18 (a)	458
Sweden (USD) (2%)
420,000	Eileme 2 AB 144A, 11.63%, 1/31/20 (a)	495
480,000	PKO Finance AB 144A, 4.63%, 9/26/22 (a)	499
		994

Payden Emerging Markets Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)
Turkey (USD) (4%)
550,000	Turkiye Garanti Bankasi AS 144A,
	4.00%, 9/13/17 (a)	$561
360,000	Turkiye Halk Bankasi AS 144A,
	3.88%, 2/05/20 (a)	346
270,000	Turkiye Vakiflar Bankasi Tao 144A,
	5.00%, 10/31/18 (a)	278
410,000	Turkiye Vakiflar Bankasi Tao 144A,
	5.75%, 4/24/17 (a)	435
		1,620
United Arab Emirates (USD) (2%)
390,000	Abu Dhabi National Energy Co. 144A,
	5.88%, 12/13/21 (a)	459
270,000	First Gulf Bank PJSC, 3.25%, 1/14/19	279
200,000	Ruwais Power Co. PJSC 144A,
	6.00%, 8/31/36 (a)	224
		962
United Kingdom (USD) (1%)
200,000	Standard Chartered Bank, 9.50%, 6/29/49	206
230,000	Vedanta Resources PLC 144A,
	9.50%, 7/18/18 (a)(b)	267
		473
United States (USD) (4%)
195,000	Biomet Inc., 6.50%, 8/01/20 (b)	211
270,000	Cemex Finance LLC 144A, 9.38%, 10/12/22 (a)	309
410,000	First Cash Financial Services Inc. 144A,
	6.75%, 4/01/21 (a)	438
250,000	Reliance Holdings USA Inc. 144A,
	4.50%, 10/19/20 (a)	262
290,000	Reliance Holdings USA Inc. 144A,
	5.40%, 2/14/22 (a)	315
		1,535
Virgin Islands (British) (USD) (4%)
400,000	Central American Bottling Corp. 144A,
	6.75%, 2/09/22 (a)	433
350,000	Star Energy Geothermal Wayang Windu Ltd.
	144A, 6.13%, 3/27/20 (a)	365
220,000	State Grid Overseas Investment 2014 Ltd. 144A, 4.13%, 5/07/24 (a)	228
250,000	Studio City Finance Ltd. 144A,
	8.50%, 12/01/20 (a)	276
460,000	Yingde Gases Investment Ltd. 144A,
	8.13%, 4/22/18 (a)	485
		1,787
Total Bonds (Cost - $40,949)		42,385

Principal or Shares	Security Description	Value (000)

Investment Company (11%)
4,793,783	Payden Cash Reserves Money Market Fund *
	(Cost - $4,794)	$4,794
Total (Cost - $45,743) (109%)		47,179
Liabilities in excess of Other Assets (-9%)		(3,896)
Net Assets (100%)		$43,283

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	All or a portion of these securities are on loan. At July 31, 2014, the total market value of the Fund’s securities on loan is $4,548 and the total market value of the collateral held by the Fund is $4,722. Amounts in 000s.
(c)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
7	U.S. Treasury 10 Year	Sep-14	$(872)	$3
	Note Future
13	U.S. Ultra Long Bond	Sep-14	1,961	(1)
	Future

				$2

Open Credit Default Swap Contracts

Reference Obligations	Fund (Pays) Receives	Counterparty	Expiration Date	Notional Principal (000s)	Value (000s)
Republic	1.00%	Bank of America N.A.	Mar-19	USD 500	$17
of Turkey

55	Payden Mutual Funds

Payden Equity Income Fund

Schedule of Investments - July 31, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)
Common Stock (95%)
Consumer Discretionary (10%)
85,400	Hasbro Inc.	$4,267
1,194,800	MGM China Holdings Ltd.	4,409
390,200	Regal Entertainment Group (a)	7,593
213,600	Six Flags Entertainment Corp.	8,164
103,500	Target Corp.	6,167
49,600	Wynn Resorts Ltd.	10,575
		41,175
Consumer Staple (9%)
245,100	Altria Group Inc.	9,951
79,100	General Mills Inc.	3,967
54,800	Kimberly-Clark Corp.	5,692
102,300	Kraft Foods Group Inc.	5,482
148,200	Lorillard Inc.	8,963
49,500	Philip Morris International Inc.	4,059
		38,114
Energy (19%)
75,500	Buckeye Partners LP	6,062
145,800	ConocoPhillips	12,028
84,100	CVR Energy Inc. (a)	3,959
79,700	Enterprise Products Partners LP	5,946
221,700	Kinder Morgan Inc.	7,977
72,200	Magellan Midstream Partners LP	5,790
62,300	ONEOK Inc.	4,014
143,000	Plains All American Pipeline LP	8,201
30,500	Targa Resources Corp.	3,889
76,700	Teekay Corp.	4,269
85,500	Total SA	5,515
174,500	Williams Companies Inc.	9,882
		77,532
Financial (8%)
135,200	Arthur J Gallagher & Co.	6,084
87,300	Bank of Hawaii Corp.	4,992
199,800	Federated Investors Inc.	5,638
140,500	JPMorgan Chase & Co.	8,103
137,100	Wells Fargo & Co.	6,978
		31,795
Healthcare (10%)
174,500	AbbVie Inc. (a)	9,133
83,900	GlaxoSmithKline Plc - ADR	4,058
40,800	Johnson & Johnson	4,084
209,600	Merck & Co. Inc.	11,893
276,700	Pfizer Inc.	7,941
157,500	Roche Holding AG - ADR	5,721
		42,830
Industrial (6%)
443,200	General Electric Co.	11,146
49,200	Lockheed Martin Corp.	8,215
91,800	Waste Management Inc.	4,121
		23,482
Material (6%)
125,600	Dow Chemical Co.	6,414
63,200	EI du Pont de Nemours & Co.	4,065
112,500	LyondellBasell Industries NV	11,953
		22,432
Real Estate Investment Trust (7%)
146,100	BioMed Realty Trust Inc.	3,141

Principal or Shares	Security Description	Value (000)

70,100	Chesapeake Lodging Trust	$2,081
90,700	Corrections Corp. of America	2,922
33,100	Digital Realty Trust Inc. (a)	2,131
96,300	Equity Residential	6,226
36,200	Public Storage	6,212
37,100	Simon Property Group Inc.	6,240
		28,953
Technology (12%)
173,000	Cisco Systems Inc.	4,365
359,800	Intel Corp.	12,194
210,400	Maxim Integrated Products Inc.	6,167
185,200	Microchip Technology Inc. (a)	8,338
272,600	Microsoft Corp. (b)	11,765
182,400	Paychex Inc.	7,480
		50,309
Telecommunication (3%)
116,300	AT&T Inc.	4,139
163,500	Verizon Communications Inc. (a)	8,244
		12,383
Utility (5%)
85,400	Ameren Corp.	3,284
100,200	Duke Energy Corp.	7,228
119,800	Southern Co.	5,186
111,300	Westar Energy Inc.	4,011
		19,709
Total Common Stock (Cost - $354,216)		388,714
Preferred Stock (5%)
66,600	Alexandria Real Estate Equities Inc.	1,683
137,000	DDR Corp.	3,448
95,900	Discover Financial Services	2,438
61,100	First Republic Bank (a)	1,602
143,200	Goldman Sachs Group Inc.	3,450
110,900	US Bancorp (a)	3,145
71,700	Vornado Realty Trust	1,705
42,400	Wells Fargo & Co.	1,044
Total Preferred Stock (Cost - $18,665)		18,515
Investment Company (5%)
21,943,092	Payden Cash Reserves Money Market Fund *
	(Cost - $21,943)	21,943
Total Investment Company (Cost - $21,943)		21,943
Total (Cost - $394,824) (105%)		429,172
Liabilities in excess of Other Assets (-5%)		(19,210)
Net Assets (100%)		$409,962

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	All or a portion of these securities are on loan. At July 31, 2014, the total market value of the Fund’s securities on loan is $9,550 and the total market value of the collateral held by the Fund is $9,998. Amount in 000s.
(b)	All or a portion of the security is pledged to cover futures contract margin requirements.

56

Payden Equity Income Fund continued

Call Options Written

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (000s)
850	Microsoft Corp., 46	Sep-14	$(26)	$45

57	Payden Mutual Funds

Payden / Kravitz Cash Balance Plan Fund

Schedule of Investments - July 31, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (15%)
489,271	American Homes 4 Rent 2014-SFR1 144A,
	1.25%, 6/17/31 (a)	$490
1,580,000	Apidos CDO 144A, 3.73%, 4/15/25 (a)	1,505
1,750,000	ARES XXVI CLO Ltd. 144A,
	3.98%, 4/15/25 (a)	1,686
1,750,000	Babson CLO Ltd./Cayman Islands 144A,
	3.73%, 4/20/25 (a)	1,701
1,750,000	Carlyle Global Market Strategies CLO 2013-2
	Ltd. 144A, 3.98%, 4/18/25 (a)	1,700
1,750,000	Cent CLO LP 144A, 3.68%, 7/23/25 (a)	1,646
637,095	Colony American Homes 2014-1 144A,
	1.40%, 5/17/31 (a)	642
586,047	Colony American Homes 2014-2 144A,
	1.10%, 7/17/31 (a)	587
1,750,000	Dryden XXII Senior Loan Fund 144A,
	3.42%, 8/15/25 (a)	1,636
392,273	GE-WMC Asset-Backed Pass-Through
	Certificates Series 2005-2, 0.41%, 12/25/35	335
732,579	Invitation Homes 2013-SFR1 Trust 144A,
	1.40%, 12/17/30 (a)	736
1,040,000	Invitation Homes 2014-SFR1 Trust 144A,
	1.15%, 6/17/31 (a)	1,044
427,402	L.A. Arena Funding LLC 144A,
	7.66%, 12/15/26 (a)	475
171,153	Long Beach Mortgage Loan Trust,
	6.25%, 8/25/33	143
830,000	Madison Park Funding I Ltd. 144A,
	4.57%, 8/15/22 (a)	830
925,000	Octagon Investment Partners XIV Ltd. 144A,
	4.23%, 1/15/24 (a)	918
120,395	Residential Asset Securities Corp. Trust,
	4.71%, 11/25/33	117
500,000	Symphony CLO Ltd. 144A, 3.73%, 10/15/25 (a)	480
79,727	Terwin Mortgage Trust 144A,
	0.92%, 1/25/35 (a)	80
875,000	Tyron Park CLO Ltd. 144A, 3.73%, 7/15/25 (a)	835
1,300,000	Vericrest Opportunity Loan Transferee
	2014-NPL4 LLC 144A, 3.13%, 4/27/54 (a)	1,306
695,383	VOLT XIX LLC 144A, 3.63%, 4/25/55 (a)	701
1,490,024	VOLT XX LLC 144A, 3.63%, 3/25/54 (a)	1,502
1,403,587	VOLT XXI LLC 144A, 3.63%, 11/25/53 (a)	1,413
430,066	VOLT XXII LLC, 3.63%, 10/27/53	434
584,789	VOLT XXIII LLC, 3.63%, 11/25/53	592
1,272,657	VOLT XXIV LLC 144A, 3.25%, 11/25/53 (a)	1,279
Total Asset Backed (Cost - $24,916)		24,813
Bank Loans (12%)
398,325	Activision Blizzard Inc. Term Loan B 1L,
	3.25%, 10/11/20	398
456,543	Alliance Healthcare Services Inc. Term Loan B 1L, 4.25%, 6/03/19	457
571,209	Allison Transmission Inc. Term Loan B3 1L,
	3.75%, 8/23/19	571
570,688	American Builders & Contractors Supply Co. Inc. Term Loan B 1L, 3.50%, 4/16/20	567
561,061	Asurion LLC Term Loan B1 1L, 4.50%, 5/24/19	564
798,000	Berry Plastics Term Loan E 1L, 3.75%, 12/18/20	793
439,294	Biomet Inc. Term Loan B 1L, 3.75%, 7/15/17	439

Principal or Shares	Security Description	Value (000)

476,652	Booz Allen Hamilton Inc. Term Loan B 1L,
	3.75%, 7/31/19	$477
950,400	Charter Communications Operating LLC Term
	Loan E 1L, 3.00%, 7/01/20	931
572,125	Cincinnati Bell Inc. Term Loan B 1L,
	4.00%, 9/10/20	572
522,827	CityCenter Holdings LLC Term Loan B 1L,
	5.00%, 10/16/20	523
950,422	Crown Castle Operating Co. Term Loan B 1L,
	3.25%, 1/31/19	946
467,650	Dell Inc. Term Loan B IL, 4.50%, 4/29/20	468
570,677	Dynegy Inc. Term Loan B2 1L, 4.00%, 4/23/20	572
950,000	Energy Transfer Equity LP Term Loan 1L,
	3.25%, 12/02/19	939
1,558,200	FMG Resources August 2006 Pty Ltd. Term Loan 1L, 4.25%, 6/30/19	1,552
500,000	Goodyear Tire & Rubber Co., 4.75%, 4/30/19	503
669,938	HCA Inc. Term Loan B4 1L, 2.93%, 5/01/18	670
343,224	Hilton Worldwide Finance LLC Term Loan B2, 4.00%, 10/25/20	341
930,600	HJ Heinz Co. Term Loan B2 1L, 3.50%, 6/05/20	932
572,132	Hub International Ltd. Term Loan B 1L,
	4.75%, 10/02/20	571
425,500	Hudson’s Bay Co. Term Loan B 1L,
	4.75%, 11/05/20	429
570,688	Live Nation Entertainment Inc. Term Loan B1,
	3.50%, 8/16/20	567
750,000	Michaels Stores Inc. Term Loan B2 1L,
	4.00%, 1/28/20	747
572,117	Neiman Marcus Group LLC Term Loan 1L,
	4.25%, 10/25/20	570
775,000	Post Holdings Inc. Term Loan B 1L,
	3.75%, 5/23/21	779
786,010	Sabre Inc. Term Loan B 1L, 5.25%, 2/19/19	786
960,300	Sun Products Corp. Term Loan B 1L,
	5.50%, 3/18/20	931
481,335	TransDigm Inc. Term Loan C 1L,
	3.75%, 2/28/20	480
575,000	UPC Financing Partnership Term Loan 1L,
	3.25%, 6/30/21	571
889,748	Valeant Pharmaceuticals Inc. Term Loan B 1L,
	4.50%, 8/05/20	888
Total Bank Loans (Cost - $20,595)		20,534
Corporate Bond (43%)
580,000	ABN AMRO Bank NV, 6.25%, 9/13/22	640
700,000	Alexandria Real Estate Equities Inc.,
	2.75%, 1/15/20	700
890,000	Ally Financial Inc., 2.91%, 7/18/16	897
810,000	America Movil SAB de CV, 1.23%, 9/12/16	817
600,000	Anglo American Capital PLC 144A,
	2.63%, 9/27/17 (a)	614
1,010,000	ARC Properties Operating Partnership LP/Clark Acquisition LLC, 2.00%, 2/06/17 (b)	1,011
600,000	Ardagh Finance Holdings SA 144A,
	8.63%, 6/15/19 (a)(c)	608

58

Payden / Kravitz Cash Balance Plan Fund continued

Principal or Shares	Security Description	Value (000)

890,000	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc. 144A, 3.23%, 12/15/19 (a)	$874
450,000	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc., 4.88%, 11/15/17 (c)	467
410,000	Baidu Inc., 2.75%, 6/09/19	410
470,000	Baidu Inc., 3.25%, 8/06/18	485
450,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (a)	462
640,000	Banco del Estado de Chile 144A,
	2.00%, 11/09/17 (a)	645
340,000	Banco Nacional de Costa Rica 144A,
	4.88%, 11/01/18 (a)	347
570,000	Banco Santander Chile 144A, 1.13%, 4/11/17 (a)	570
820,000	Bank of America Corp., 1.27%, 1/15/19	833
610,000	Bank of America Corp., 8.00%, 7/29/49	674
280,000	BBVA Banco Continental SA 144A,
	2.25%, 7/29/16 (a)	284
730,000	BioMed Realty LP, 2.63%, 5/01/19	730
470,000	BNZ International Funding Ltd.,
	2.35%, 3/04/19 (b)	470
310,000	Buckeye Partners LP, 2.65%, 11/15/18	314
276,000	Bumble Bee Acquisition Corp. 144A,
	9.00%, 12/15/17 (a)	292
375,000	CC Holdings GS V LLC / Crown Castle GS III
	Corp., 2.38%, 12/15/17	382
700,000	Celulosa Arauco y Constitucion SA,
	5.00%, 1/21/21	737
300,000	Central Garden and Pet Co., 8.25%, 3/01/18 (c)	311
405,000	CHC Helicopter SA, 9.25%, 10/15/20	436
660,000	Chrysler Group LLC / CG Co-Issuer Inc.,
	8.25%, 6/15/21	729
1,020,000	Citigroup Inc., 2.50%, 7/29/19 (c)	1,019
310,000	Clearwater Paper Corp., 7.13%, 11/01/18	326
1,060,000	ConAgra Foods Inc., 2.10%, 3/15/18	1,059
495,000	CONSOL Energy Inc. 144A, 5.88%, 4/15/22 (a)	503
340,000	Corp. Financiera de Desarrollo SA 144A,
	3.25%, 7/15/19 (a)	340
870,000	Cosan Luxembourg SA 144A, 9.50%, 3/14/18
	BRL (a)(d)	350
470,000	Credit Agricole SA 144A, 1.08%, 10/03/16 (a)	474
900,000	Daimler Finance North America LLC 144A,
	1.10%, 8/01/18 (a)	910
1,000,000	DBS Bank Ltd., 0.84%, 7/15/21 (b)	983
620,000	DCP Midstream LLC 144A, 9.75%, 3/15/19 (a)	793
1,100,000	Delek & Avner Tamar Bond Ltd. 144A,
	4.44%, 12/30/20 (a)	1,115
550,000	Dollar General Corp., 4.13%, 7/15/17 (c)	585
260,000	E*TRADE Financial Corp., 6.00%, 11/15/17	270
620,000	Ecopetrol SA, 7.63%, 7/23/19	750
165,000	Eldorado Gold Corp. 144A, 6.13%, 12/15/20 (a)	170
315,000	Exelon Corp., 4.90%, 6/15/15	326
660,000	Express Scripts Holding Co., 2.25%, 6/15/19	654
845,000	Ford Motor Credit Co. LLC, 1.06%, 3/12/19	849
530,000	Freeport-McMoRan Copper & Gold Inc.,
	2.15%, 3/01/17 (c)	540
1,880,000	General Electric Capital Corp., 6.38%, 11/15/67	2,097
900,000	Glencore Funding LLC 144A, 1.59%, 1/15/19 (a)	905
470,000	Goldcorp Inc., 2.13%, 3/15/18 (c)	471

Principal or Shares	Security Description	Value (000)

870,000	Golden Eagle Retail Group Ltd. 144A,
	4.63%, 5/21/23 (a)	$811
780,000	Harley-Davidson Financial Services Inc. 144A,
	2.70%, 3/15/17 (a)	805
800,000	HBOS PLC 144A, 6.75%, 5/21/18 (a)(c)	916
370,000	Hewlett-Packard Co., 1.17%, 1/14/19	373
660,000	Hutchison Whampoa International 12 Ltd.
	144A, 6.00%, 5/29/49 (a)(c)	710
540,000	Hyundai Capital America 144A,
	2.13%, 10/02/17 (a)	547
420,000	Imperial Metals Corp. 144A, 7.00%, 3/15/19 (a)	434
580,000	ING Bank NV, 4.13%, 11/21/23	592
360,000	ING U.S. Inc., 5.65%, 5/15/53	368
665,000	Ingredion Inc., 3.20%, 11/01/15	684
725,000	International Lease Finance Corp.,
	2.18%, 6/15/16	721
500,000	Johnson Controls Inc., 1.40%, 11/02/17	497
1,140,000	JPMorgan Chase & Co., 7.90%, 4/29/49	1,261
600,000	Korea Finance Corp., 2.88%, 8/22/18	616
660,000	Korea Hydro & Nuclear Power Co. Ltd. 144A,
	2.88%, 10/02/18 (a)	673
690,000	Macquarie Bank Ltd. 144A,
	6.63%, 4/07/21 (a)(c)	794
895,000	Manufacturers & Traders Trust Co.,
	2.25%, 7/25/19	890
1,225,000	Martin Marietta Materials Inc. 144A,
	1.33%, 6/30/17 (a)	1,225
620,000	McGraw Hill Financial Inc., 5.90%, 11/15/17	685
530,000	Morgan Stanley, 1.08%, 1/24/19 (c)	536
350,000	Murphy Oil Corp., 2.50%, 12/01/17	358
1,475,000	Mutual of Omaha Insurance Co. 144A,
	4.30%, 7/15/54 (a)	1,477
540,000	NCL Corp. Ltd., 5.00%, 2/15/18	554
660,000	NetApp Inc., 3.38%, 6/15/21	665
460,000	OGX Petroleo e Gas Participacoes SA 144A,
	8.50%, 6/01/18 (a)(e)	21
650,000	Pacific Rubiales Energy Corp. 144A,
	5.38%, 1/26/19 (a)(c)	665
420,000	Packaging Dynamics Corp. 144A,
	8.75%, 2/01/16 (a)	430
450,000	PaperWorks Industries Inc. 144A,
	9.50%, 8/15/19 (a)	457
610,000	Perrigo Co. PLC 144A, 2.30%, 11/08/18 (a)	607
1,230,000	Petrobras Global Finance BV, 2.37%, 1/15/19	1,229
955,000	Petroleos Mexicanos, 2.25%, 7/18/18	1,000
750,000	Petroleos Mexicanos, 8.00%, 5/03/19	918
845,000	Providence Health & Services Obligated Group,
	1.03%, 10/01/16	842
530,000	Prudential Financial Inc., 8.88%, 6/15/38	649
500,000	QBE Insurance Group Ltd. 144A,
	2.40%, 5/01/18 (a)	498
550,000	Reliance Standard Life Global Funding II 144A,
	2.50%, 4/24/19 (a)	553
200,000	SABMiller Holdings Inc. 144A,
	0.93%, 8/01/18 (a)	201
730,000	Seventy Seven Operating LLC, 6.63%, 11/15/19	770

59	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

560,000	Sinopec Capital 2013 Ltd. 144A,
	1.88%, 4/24/18 (a)	$549
500,000	Sompo Japan Insurance Inc. 144A,
	5.33%, 3/28/73 (a)	539
605,000	Stifel Financial Corp., 4.25%, 7/18/24	605
760,000	TAM Capital 2 Inc. 144A, 9.50%, 1/29/20 (a)	821
630,000	Telefonica Chile SA 144A, 3.88%, 10/12/22 (a)	616
930,000	Tencent Holdings Ltd. 144A, 3.38%, 5/02/19 (a)	945
290,000	Thermo Fisher Scientific Inc., 2.40%, 2/01/19	291
560,000	T-Mobile USA Inc., 6.25%, 4/01/21 (c)	587
360,000	TransAlta Corp., 1.90%, 6/03/17 (c)	361
590,000	Transocean Inc., 2.50%, 10/15/17	599
600,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)	590
150,000	United States Steel Corp., 7.38%, 4/01/20	166
660,000	USJ Acucar e Alcool SA 144A,
	9.88%, 11/09/19 (a)(c)	674
380,000	Vanguard Natural Resources LLC / VNR Finance
	Corp., 7.88%, 4/01/20 (c)	407
1,550,000	Verizon Communications Inc., 1.98%, 9/14/18	1,631
380,000	Vornado Realty LP, 2.50%, 6/30/19 (c)	380
360,000	Want Want China Finance Ltd. 144A,
	1.88%, 5/14/18 (a)	353
1,130,000	Wells Fargo & Co., 7.98%, 3/29/49 (c)	1,287
300,000	Western Union Co., 1.23%, 8/21/15	302
615,000	WM Wrigley Jr. Co. 144A, 3.38%, 10/21/20 (a)	633
177,000	Woolworths Ltd. 144A, 2.55%, 9/22/15 (a)	181
840,000	Ymobile Corp. 144A, 8.25%, 4/01/18 (a)	902
750,000	Zenith Bank PLC 144A, 6.25%, 4/22/19 (a)	749
Total Corporate Bond (Cost - $71,021)		71,428
Foreign Government (1%)
625,000	Colombia Government International Bond,
	7.38%, 1/27/17	714
9,900,000	Mexican Bonos, 7.25%, 12/15/16 MXN (d)	812
Total Foreign Government (Cost - $1,445)		1,526
Mortgage Backed (26%)
742,480	Adjustable Rate Mortgage Trust,
	3.88%, 3/25/37	583
566,380	Alternative Loan Trust 2006-J5, 6.50%, 9/25/36	514
1,235,023	American Home Mortgage Assets Trust 2007-2,
	0.28%, 3/25/47	1,007
298,142	Bank of America Mortgage Securities Inc.,
	2.50%, 10/20/32	301
909,780	Chase Mortgage Finance Corp., 6.00%, 5/25/37	788
314,208	CHL Mortgage Pass-Through Trust 2005-18,
	5.50%, 10/25/35	299
505,088	Connecticut Avenue Securities, 1.11%, 5/25/24	501
385,540	Connecticut Avenue Securities, 1.11%, 5/25/24	383
1,490,000	Connecticut Avenue Securities, 1.35%, 7/25/24	1,485
1,340,000	Connecticut Avenue Securities, 1.35%, 7/25/24	1,335
941,569	Connecticut Avenue Securities, 1.76%, 1/25/24	949
224,580	Connecticut Avenue Securities, 2.16%, 10/25/23	228
1,600,000	Connecticut Avenue Securities, 2.76%, 5/25/24	1,526
740,000	Connecticut Avenue Securities, 2.76%, 5/25/24	713
510,000	Connecticut Avenue Securities, 3.05%, 7/25/24	499
880,000	Connecticut Avenue Securities, 3.15%, 7/25/24	862
700,000	Connecticut Avenue Securities, 4.56%, 1/25/24	772

Principal or Shares	Security Description	Value (000)

340,000	Connecticut Avenue Securities, 5.41%, 10/25/23	$395
1,280,426	Countrywide Alternative Loan Trust,
	6.00%, 4/25/37	1,101
1,024,362	Countrywide Alternative Loan Trust,
	6.00%, 4/25/37	879
1,486,126	FHR 4093 IO, 6.55%, 1/15/38	338
2,553,899	FN AL3015 ARM, 1.95%, 1/01/43	2,624
1,544,632	FN MA1341 10YR, 2.50%, 2/01/23	1,583
635,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 3.76%, 4/25/24	651
1,425,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 4.66%, 2/25/24	1,566
4,900,757	GNR, 1.12%, 6/20/36	217
500,000	Granite Master Issuer PLC, 1.01%, 12/17/54	490
708,524	Harborview Mortgage Loan Trust,
	2.74%, 1/19/35	703
199,288	HomeBanc Mortgage Trust, 1.02%, 8/25/29	192
516,951	IndyMac Index Mortgage Loan Trust
	2005-AR13, 2.38%, 8/25/35	456
257,430	JP Morgan Mortgage Trust, 6.00%, 7/25/36	240
604,910	JP Morgan Mortgage Trust, 6.00%, 6/25/37	537
251,582	MLCC Mortgage Investors Inc., 2.14%, 2/25/36	254
388,955	Morgan Stanley Mortgage Loan Trust,
	2.69%, 1/25/35	371
992,172	Nationstar Mortgage Loan Trust 2013-A 144A,
	3.75%, 12/25/52 (a)	1,014
368,578	Prime Mortgage Trust, 5.00%, 10/25/35	371
18,629	Residential Asset Mortgage Products Inc.,
	6.50%, 4/25/34	19
670,139	Residential Asset Securitization Trust 2006-A8,
	6.00%, 8/25/36	572
447,171	Sequoia Mortgage Trust, 3.50%, 4/25/42	457
804,668	Springleaf Mortgage Loan Trust 144A,
	1.78%, 12/25/65 (a)	805
460,000	Springleaf Mortgage Loan Trust 144A,
	3.56%, 12/25/59 (a)	472
300,000	Springleaf Mortgage Loan Trust 144A,
	5.58%, 6/25/58 (a)	301
631,762	Structured Adjustable Rate Mortgage Loan Trust,
	2.46%, 8/25/34	617
53,269	Structured Adjustable Rate Mortgage Loan Trust,
	2.56%, 8/25/34	54
450,545	Structured Adjustable Rate Mortgage Loan Trust,
	5.31%, 12/25/35	395
414,034	Structured Agency Credit Risk Debt Notes,
	1.61%, 11/25/23	415
1,690,000	Structured Agency Credit Risk Debt Notes,
	4.41%, 11/25/23	1,822
1,897,045	Structured Asset Mortgage Investments Inc.,
	0.47%, 12/25/35	1,524
1,806,596	Structured Asset Mortgage Investments Inc.,
	0.86%, 1/19/34	1,767
244,470	Structured Asset Mortgage Investments Inc.,
	2.02%, 10/19/34	201
458,186	Structured Asset Mortgage Investments Inc.,
	2.35%, 5/25/36	282

Payden / Kravitz Cash Balance Plan Fund continued

Principal or Shares	Security Description	Value (000)
101,836	Structured Asset Mortgage Investments Inc.,
	3.64%, 7/25/32	$106
2,400,163	Vendee Mortgage Trust IO, 3.75%, 12/15/33	311
248,877	WaMu Mortgage Pass Through Certificates,
	1.06%, 5/25/46	235
607,607	WaMu Mortgage Pass Through Certificates,
	1.95%, 10/25/36	522
1,521,698	WaMu Mortgage Pass Through Certificates,
	2.12%, 7/25/37	1,279
1,003,275	WaMu Mortgage Pass Through Certificates,
	2.29%, 9/25/36	926
401,460	WaMu Mortgage Pass Through Certificates,
	2.34%, 9/25/36	368
1,070,782	WaMu Mortgage Pass Through Certificates,
	2.38%, 10/25/36	990
985,422	WaMu Mortgage Pass Through Certificates,
	4.61%, 2/25/37	923
586,015	Wells Fargo Mortgage Backed Securities Trust,
	2.61%, 6/25/35	539
797,902	Wells Fargo Mortgage Backed Securities Trust,
	2.62%, 9/25/34	646
Total Mortgage Backed (Cost - $41,206)		43,275
Municipal (1%)
700,000	Florida Hurricane Catastrophe Fund Finance
	Corp., 2.11%, 7/01/18	707
400,000	Kentucky Asset Liability Commission,
	1.69%, 4/01/18	396
Total Municipal (Cost - $1,100)		1,103
NCUA Guaranteed (0%)
207,892	NCUA Guaranteed Notes Trust 2010-R2,
	0.53%, 11/06/17	208
430,103	NCUA Guaranteed Notes Trust 2010-R3,
	0.71%, 12/08/20	433
Total NCUA Guaranteed (Cost - $638)		641
U.S. Treasury (1%)
2,200,000	U.S. Treasury Bill, 0.00%, 8/14/14 (f)(g)
	(Cost - $2,200)	2,200
Purchased Call Options (0%)
181	Eurodollar 2-Year Mid-Curve Option, 98.625,
	9/12/14
	(Cost - $25)	1
Purchased Put Options (0%)
100	Eurodollar 2-Year Mid-Curve Option, 97.25,
	9/12/14	1
181	Eurodollar 2-Year Mid-Curve Option, 97.75,
	9/12/14	11
382	Hygea VCT PLC, 89, 10/18/14	36
732	Hygea VCT PLC, 90, 9/20/14	55
596	iShares Russell 2000 ETF, 93, 8/16/14	3
294	SPDR S & P 500 ETF Trust, 182, 9/20/14	47
Total Purchased Put Options (Cost - $179)		153
Investment Company (6%)
9,340,588	Payden Cash Reserves Money Market Fund *
	(Cost - $9,341)	9,341

Principal or Shares	Security Description	Value (000)

Total (Cost - $172,666) (105%)		$175,015
Liabilities in excess of Other Assets (-5%)		(8,919)
Net Assets (100%)		$166,096

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	All or a portion of these securities are on loan. At July 31, 2014, the total market value of the Fund’s securities on loan is $7,091 and the total market value of the collateral held by the Fund is $7,354. Amounts in 000s.
(d)	Principal in foreign currency.
(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(f)	All or a portion of the security is pledged to cover futures contract margin requirements.
(g)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
10/14/2014	Brazilian Real (Sell 816)	Barclays Bank PLC	$5
9/22/2014	Canadian Dollar (Sell 2,712)	Royal Bank of Canada	4
10/29/2014	Euro (Sell 914)	HSBC Bank USA, N.A.	6
9/17/2014	Euro (Sell 616)	State Street Bank & Trust Co.	9
9/17/2014	Indonesian Rupiah (Buy 19,681,000)	Barclays Bank PLC	32
9/2/2014	Mexican Peso (Sell 11,000)	Credit Suisse First Boston International	18
8/27/2014	New Zealand Dollar (Sell 1,931)	UBS AG	2
10/30/2014	Swiss Franc (Sell 2,265)	State Street Bank & Trust Co.	11

			$87

Liabilities:
9/22/2014	Australian Dollar (Sell 3,586)	Royal Bank of Canada	$(21)
9/25/2014	Norwegian Krone (Buy 14,804)	JPMorgan Chase Bank, N.A.	(96)
9/17/2014	Turkish Lira (Sell 1,771)	State Street Bank & Trust Co.	(1)

			$(118)

61	Payden Mutual Funds

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
164	90-Day Eurodollar	Dec-15	$40,547	$(33)
	Future
164	90-Day Eurodollar	Dec-16	(40,096)	47
	Future
11	CBOE Volatility Index Future	Oct-14	173	(20)
11	CBOE Volatility Index Future	Dec-14	178	10
26	E-MINI NASDAQ	Sep-14	2,020	46
	100 Index Future
19	E-MINI S & P 500	Sep-14	(1,828)	17
	Index Future
33	Long Gilt Future	Sep-14	(6,166)	11
46	U.S. Treasury 10 Year Note Future	Sep-14	(5,732)	99
159	U.S. Treasury 5 Year Note Future	Sep-14	(18,895)	97

				$274

Open Credit Default Swap Contracts

Reference Obligations	Fund (Pays) Receives	Counterparty	Expiration Date	Notional Principal (000s)	Value (000s)
CDX.NA.HY., 0.18%	(5.00)%	Barclays Bank PLC	Jun-17	USD 1,960	$(158)

Open Total Return Swap Contracts

Reference Obligations	Fund Receives	Fund Pays	Counterparty	Expiration Date	Notional Principal (000s)	Value (000s)
FNMA 4% 30 Year ISO	4.00%	1M LIBOR	Barclays Bank PLC	Jan-41	USD 1,350	$5

Notes to Financial Statements

July 31, 2014

1. Organization and Related Matters

The Payden & Rygel Investment Group (the “Group or Paydenfunds”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its nineteen funds (each a “Fund”, collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value. Each of the Funds, other than the Cash Reserves Money Market, Strategic Income and High Income Funds, has been classified as non-diversified.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. Each Fund’s financial statements are prepared in accordance with GAAP.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with original maturities of sixty days or less and securities in the Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available, generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Investments in investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar instruments are valued at the official closing price, in the case of exchange traded derivatives, or on the basis of information provided by pricing services, quotes obtained from brokers and dealers, and market trades in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to each of the Funds. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Fair value pricing adjustments may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for a Fund. A significant event may relate to a single issuer or an entire market.

63	Payden Mutual Funds

Investment Transactions

Investment transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds (except Cash Reserves Money Market, U.S. Government, GNMA, Tax Exempt Bond, and California Municipal Income Funds) may purchase securities that are denominated in foreign currencies. For these Funds, investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Repurchase Agreements

The Payden Cash Reserves Money Market Fund entered into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Fund. With respect to such agreements, it is the Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Fund or the tri-party custodian mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Forward Currency Contracts

Some Funds entered into forward contracts to protect against adverse currency movements or as speculative investments. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date or an offsetting forward currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Futures Contracts

Some Funds entered into futures transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain such initial margin deposit of cash or securities as required by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Stock index futures contracts are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Notes to Financial Statements continued

Swap Contracts

Some Funds may enter into swap agreements, in which a Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

A Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

A Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

A Fund may enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex swaps, the notional principal amount may decline (or amortize) over time.

Options Transactions

Option techniques may be utilized by a Fund to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Fund may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the

65	Payden Mutual Funds

underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date, or if a Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Written option activity for the Funds were as follows:

	Number of Contracts	Premiums
Low Duration
Options outstanding at October 31, 2013	—	—
Options written	1,885	$325,743
Options expired	(1,885)	(325,743)

Options outstanding at July 31, 2014	—	$—

GNMA
Options outstanding at October 31, 2013	—	—
Options written	270	$34,977
Options expired	(270)	(34,977)

Options outstanding at July 31, 2014	—	$—

Global Low Duration
Options outstanding at October 31, 2013	—	—
Options written	443	$44,071
Options closed	(220)	(6,160)
Options expired	(223)	(37,911)

Options outstanding at July 31, 2014	—	$—

Equity Income
Options outstanding at October 31, 2013	—	—
Options written	3,454	$315,554
Options exercised	(44)	(16,240)
Options closed	(2,560)	(228,795)

Options outstanding at July 31, 2014	850	$70,519

PK Cash Balance Plan Fund
Options outstanding at October 31, 2013	—	—
Options written	1,162	$80,534
Options exercised	(238)	(58,387)
Options closed	(924)	(22,147)

Options outstanding at July 31, 2014	—	$—

Notes to Financial Statements continued

Derivatives and Hedging

The following tables show the Fund’s exposure to different types of market risk as it relates to derivative investments.

During the period ended July 31, 2014 the average notional amount of derivatives as a percent of average net assets were as follows:

	Foreign currency	Credit	Interest rate	Equity
Limited Maturity	8%	0%	4%	0%
Low Duration	3%	0%	12%	0%
U.S. Government	0%	0%	12%	0%
GNMA	0%	0%	29%	0%
Core Bond	14%	0%	13%	0%
Corporate Bond	0%	0%	25%	0%
Strategic Income	5%	0%	0%	0%
High Income	7%	0%	3%	0%
Global Low Duration	9%	0%	15%	0%
Global Fixed Income	92%	0%	42%	0%
Emerging Markets Bond	6%	0%	5%	0%
Emerging Markets Local Bond	15%	0%	9%	0%
Emerging Markets Corporate Bond	2%	1%	5%	0%
Equity Income	0%	0%	0%	3%
PK Cash Balance Plan	12%	1%	36%	4%

Credit Enhancements

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, and third party insurance (e.g. AGM, AMBAC and BAM).

TBA Sale Commitment

Some Funds entered into TBA sale commitments, within dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is “marked-to-market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York Mellon the Funds (except Cash Reserves Money Market) may lend securities to qualified institutions. It is each Fund’s policy that at origination all loans are secured by collateral of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Payden Cash Reserves Money Market Fund. The Funds are entitled to receive all of the income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, each Fund bears the risk of delay in receiving additional collateral or in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Funds maintain the right to recall the securities on loan for voting purposes.

67	Payden Mutual Funds

Collateral

Futures contracts, options, swap agreements and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. A Fund, which employs these investment options, is required to segregate sufficient assets to cover any potential loss. Securities that have been pledged as collateral are identified in the Schedule of Investments.

Affiliated Investments

Each of the Paydenfunds (except the Cash Reserves Money Market, Tax Exempt Bond and California Municipal Income Funds) invests in other Funds of the P&R Group (an “affiliated Fund”). The income and both realized and the change in unrealized gains and losses earned by each Fund from the affiliated Funds for the period is disclosed in the Statements of Operations. The table below details the transactions of each Fund in affiliated Funds.

Fund	Value October 31, 2013	Purchases	Sales	Dividends	Value July 31, 2014
Investments in Cash Reserves Money Market Fund
Limited Maturity	$11,776,596	$751,050,592	$749,921,627	$309	$12,905,561
Low Duration	56,359,271	1,500,756,640	1,515,168,298	641	41,947,613
U.S. Government	13,219,416	2,200,652,095	2,209,891,883	890	3,979,628
GNMA	12,015,585	1,105,941,685	1,110,968,887	436	6,988,383
Core Bond	48,026,287	2,169,011,280	2,186,068,664	878	30,968,903
Corporate Bond	6,804,149	253,201,573	250,102,125	99	9,903,597
Strategic Income	—	580,792,754	572,673,683	226	8,119,071
Floating Rate	—	2,415,200,454	2,412,179,267	977	3,021,187
High Income	17,945,680	2,406,009,550	2,362,400,707	945	61,554,523
Global Low Duration	9,432,877	244,005,819	246,894,863	101	6,543,833
Global Fixed Income	1,144,165	144,614,242	143,515,315	55	2,243,092
Emerging Markets Bond	67,828,175	1,995,460,863	2,012,900,331	797	50,388,707
Emerging Markets Local Bond	2,825,551	494,879,442	496,436,072	264	1,268,921
Emerging Markets Corporate Bond	—	252,376,066	247,582,283	92	4,793,783
Equity Income	12,187,392	804,150,154	794,394,454	317	21,943,092
PK Cash Balance Plan Fund	19,799,233	754,175,850	764,634,495	313	9,340,588
Investments in High Income Fund — Investor Class
Core Bond	$839,655	—	—	$34,855	$816,587
Global Fixed Income	3,232,534	—	—	134,246	3,143,729
Investments in Equity Income Fund — Investor Class
Corporate Bond	$3,238,389	—	$1,750,000	$35,616	$1,734,192
Investments in Floating Rate Fund — Institutional Class
Low Duration	—	$7,500,000	$7,560,000	$55,125	—
Core Bond	—	15,250,000	—	270,696	$15,313,046
High Income	—	20,000,000	15,150,000	205,202	5,000,060
Global Low Duration	—	1,000,000	1,008,000	7,350	—
Investments in Emerging Markets Bond Fund — Institutional Class
Core Bond	$13,103,976	—	—	$528,222	$13,425,198
Global Fixed Income	4,944,886	$380,000	$890,000	178,106	4,503,376

Notes to Financial Statements continued

Fund	Value October 31, 2013	Purchases	Sales	Dividends	Value July 31, 2014

Investments in Emerging Markets Corporate Bond Fund — Institutional Class
Core Bond	—	$18,000,000	$1,500,000	$573,682	$17,260,306
High Income	—	9,000,000	—	292,590	9,378,000
Investments in Emerging Markets Local Bond Fund — Investor Class
Core Bond	$6,028,059	—	—	$157,583	$5,737,316
Global Fixed Income	1,651,248	—	$739,000	21,716	803,184

3. Related Party Transactions

Payden & Rygel and Payden/Kravitz (the “Advisers”) provide investment advisory services to the Funds. Under the terms of the investment advisory agreement, each is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rates for each Fund are shown in the table below.

	Adviser Fees				Investor Class
	Between $0–500 Million	Between $0.5–1 Billion	Between $1–2 Billion	Over $2 Billion	Expense Guarantee	Current Voluntary Expense Limit
Cash Reserves Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.25%
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.35%
Low Duration	0.28%	0.28%	0.25%	0.25%	0.60%	0.50%
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	n/a
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	n/a
Corporate Bond	0.35%	0.35%	0.35%	0.35%	1.00%	0.65%
Strategic Income	0.55%	0.55%	0.55%	0.55%	1.05%	0.80%
Floating Rate	0.55%	0.55%	0.55%	0.55%	0.75%	n/a
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a
California Municipal Income	0.32%	0.32%	0.25%	0.25%	0.80%	0.55%
Global Low Duration	0.30%	0.30%	0.30%	0.25%	0.70%	0.55%
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	n/a
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	n/a
Emerging Markets Local Bond	0.60%	0.60%	0.60%	0.60%	1.50%	0.99%
Emerging Markets Corporate Bond	0.80%	0.80%	0.80%	0.80%	0.95%	n/a
Equity Income	0.50%	0.50%	0.50%	0.30%	0.80%	n/a
PK Cash Balance Plan	1.10%	1.10%	1.10%	1.10%	1.25%	n/a

The Adviser agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest, 12b-1 fees, and taxes will not exceed the percentages indicated above (“expense guarantee”) of that Fund’s average daily net assets on an annualized basis. The adviser also voluntarily agreed to temporarily limit certain Funds’ total expenses, including advisory fees, to the percentages indicated above of that Fund’s average daily net assets on an annualized basis through February 28, 2015 for all funds, except Strategic Income, which goes through May 7, 2015 (exclusive of interest and taxes).

Each Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense limit (whichever is in effect at the time of reimbursement).

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Funds. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Funds at an annualized rate of 0.15%.

69	Payden Mutual Funds

Under a distribution agreement with the Funds the U.S. Government, GNMA, Core Bond, Strategic Income, Floating Rate, High Income, Emerging Markets Bond, Emerging Markets Local Bond, Emerging Markets Corporate Bond, Equity Income and Payden/ Kravitz Cash Balance Plan Funds adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors’ receives fee monthly, computed on the average net assets of the Adviser class at an annualized rate of 0.25% and 0.50% for the Retirement class. Payden & Rygel Distributors is not entitled to receive any fees from the Investor class of the Funds.

Certain officers and/or trustees of the Funds are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds.

4. Fair Value Measurement

Various inputs are used in determining the value of each Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 - quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 - significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments). See Note 2 - Securities Valuation for a summary of the inputs used in valuing the Funds’ investments and other financial instruments.

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund’s investments and other financial instruments (a more detailed classification of fund assets may be found in the fund’s Statement of Investments):

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Cash Reserves Money Market
Repurchase Agreement	—	—	$188,000	—	—	—	$188,000
U.S. Government	—	—	265,915	—	—	—	265,915
U.S. Treasury	—	—	25,001	—	—	—	25,001
Commercial Paper	—	—	19,989	—	—	—	19,989
Investment Company	$5,268	—	—	—	—	—	5,268

Limited Maturity
Asset Backed	—	—	63,426	—	—	—	63,426
Bank Loans	—	—	4,013	—	—	—	4,013
Corporate Bond	—	—	168,434	—	—	—	168,434
Foreign Government	—	—	4,506	—	—	—	4,506
Mortgage Backed	—	—	32,372	—	—	—	32,372
Municipal	—	—	2,102	—	—	—	2,102
U.S. Government	—	—	54,215	—	—	—	54,215
Options Purchased	14	—	—	—	—	—	14
Investment Company	12,906	—	—	—	—	—	12,906

Low Duration
Asset Backed	—	—	116,529	—	—	—	116,529
Bank Loans	—	—	20,713	—	—	—	20,713
Corporate Bond	—	—	566,770	—	—	—	566,770
Foreign Government	—	—	3,741	—	—	—	3,741
Mortgage Backed	—	—	65,442	—	—	—	65,442
Municipal	—	—	4,200	—	—	—	4,200

Notes to Financial Statements continued

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
U.S. Government	—	—	$143,583	—	—	—	$143,583
Options Purchased	$94	—	—	—	—	—	94
Investment Company	41,948	—	—	—	—	—	41,948

U.S. Government
Mortgage Backed	—	—	98,394	—	—	—	98,394
U.S. Government	—	—	25,733	—	—	—	25,733
Options Purchased	1	—	—	—	—	—	1
Investment Company	3,980	—	—	—	—	—	3,980

GNMA
Mortgage Backed	—	—	426,804	—	—	—	426,804
U.S. Government	—	—	13,314	—	—	—	13,314
Investment Company	6,988	—	—	—	—	—	6,988

Core Bond
Asset Backed	—	—	32,324	—	—	—	32,324
Corporate Bond	—	—	298,453	—	—	—	298,453
Mortgage Backed	—	—	157,852	—	—	—	157,852
Municipal	—	—	6,140	—	—	—	6,140
Preferred Stock	—	—	1,642	—	—	—	1,642
U.S. Government	—	—	42,223	—	—	—	42,223
Investment Company	83,521	—	—	—	—	—	83,521

Corporate Bond
Bank Loans	—	—	203	—	—	—	203
Corporate Bond	—	—	56,391	—	—	—	56,391
Foreign Government	—	—	755	—	—	—	755
Municipal	—	—	510	—	—	—	510
Preferred Stock	463	—	—	—	—	—	463
U.S. Government	—	—	200	—	—	—	200
Investment Company	11,638	—	—	—	—	—	11,638

Strategic Income
Common Stock	1,164	—	—	—	—	—	1,164
Asset Backed	—	—	2,922	—	—	—	2,922
Bank Loans	—	—	6,204	—	—	—	6,204
Corporate Bond	—	—	35,389	—	—	—	35,389
Foreign Government	—	—	6,300	—	—	—	6,300
Mortgage Backed	—	—	14,566	—	—	—	14,566
Municipal	—	—	695	—	—	—	695
U.S. Government	—	—	3,189	—	—	—	3,189
Preferred Stock	592	—	—	—	—	—	592
Investment Company	8,119	—	—	—	—	—	8,119

71	Payden Mutual Funds

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Floating Rate
Asset Backed	—	—	$10,113	—	—	—	$10,113
Bank Loans	—	—	141,014	—	—	—	141,014
Corporate Bond	—	—	10,809	—	—	—	10,809
Mortgage Backed	—	—	1,448	—	—	—	1,448
Investment Company	$3,021	—	—	—	—	—	3,021

High Income
Common Stock	4,285	—	—	—	—	—	4,285
Bank Loans	—	—	3,776	—	—	—	3,776
Corporate Bonds	—	—	722,876	—	—	—	722,876
Mortgage Backed	—	—	1,858	—	—	—	1,858
Preferred Stock	4,608	—	—	—	—	—	4,608
Investment Company	75,933	—	—	—	—	—	75,933

California Municipal Income
Municipal	—	—	43,819	—	—	—	43,819
Investment Company	1,173	—	—	—	—	—	1,173

Global Low Duration
Asset Backed	—	—	13,286	—	—	—	13,286
Bank Loans	—	—	2,591	—	—	—	2,591
Corporate Bond	—	—	82,041	—	—	—	82,041
Foreign Government	—	—	7,954	—	—	—	7,954
Mortgage Backed	—	—	9,219	—	—	—	9,219
Municipal	—	—	573	—	—	—	573
U.S. Government	—	—	29,829	—	—	—	29,829
Options Purchased	14	—	—	—	—	—	14
Investment Company	6,544	—	—	—	—	—	6,544

Global Fixed Income
Corporate Bond	—	—	16,735	—	—	—	16,735
Foreign Government	—	—	16,958	—	—	—	16,958
Mortgage Backed	—	—	642	—	—	—	642
U.S. Government	—	—	5,294	—	—	—	5,294
Investment Company	10,694	—	—	—	—	—	10,694

Emerging Markets Bond
Corporate Bond	—	—	411,979	—	—	—	411,979
Foreign Government	—	—	430,930	—	—	—	430,930
Municipal	—	—	2,917	—	—	—	2,917
Investment Company	50,389	—	—	—	—	—	50,389

Notes to Financial Statements continued

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Emerging Markets Local Bond
Corporate Bond	—	—	$32,611	—	—	—	$32,611
Foreign Government	—	—	133,535	—	—	—	133,535
Municipal	—	—	3,757	—	—	—	3,757
Investment Company	$1,269	—	—	—	—	—	1,269

Emerging Markets Corporate Bond
Corporate Bond	—	—	42,185	—	—	—	42,185
Foreign Government	—	—	200	—	—	—	200
Investment Company	4,794	—	—	—	—	—	4,794

Equity Income
Common Stock	388,714	—	—	—	—	—	388,714
Preferred Stock	18,515	—	—	—	—	—	18,515
Investment Company	21,943	—	—	—	—	—	21,943

PK Cash Balance Plan
Asset Backed	—	—	24,813	—	—	—	24,813
Bank Loans	—	—	20,534	—	—	—	20,534
Corporate Bond	—	—	71,428	—	—	—	71,428
Foreign Government	—	—	1,526	—	—	—	1,526
Mortgage Backed	—	—	43,275	—	—	—	43,275
Municipal	—	—	1,103	—	—	—	1,103
Options Purchased	154	—	—	—	—	—	154
U.S. Government	—	—	2,841	—	—	—	2,841
Investment Company	9,341	—	—	—	—	—	9,341

73	Payden Mutual Funds

	Other Financial Instruments [1]
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Limited Maturity
Forward currency contracts	—	—	$578	—	—	—	$578
Futures	$55	$(37)	—	—	—	—	18

Low Duration
Forward currency contracts	—	—	674	—	—	—	674
Futures	442	(324)	—	—	—	—	118

U.S. Government
Futures	60	(44)	—	—	—	—	16

GNMA
Futures	211	(87)	—	—	—	—	124

Core Bond
Forward currency contracts	—	—	150	$(605)	—	—	(455)
Futures	31	(22)	—	—	—	—	9
Swaps	—	—	—	(1,347)	—	—	(1,347)

Corporate Bond
Futures	9	(40)	—	—	—	—	(31)
Strategic Income
Forward currency contracts	—	—	43	(93)	—	—	(50)

High Income
Forward currency contracts	—	—	160	(578)	—	—	(418)
Futures	35	(28)	—	—	—	—	7

Global Low Duration
Forward currency contracts	—	—	225	—	—	—	225
Futures	76	(52)	—	—	—	—	24

Global Fixed Income
Forward currency contracts	—	—	478	(155)	—	—	323
Futures	63	(18)	—	—	—	—	45

Emerging Markets Bond
Forward currency contracts	—	—	314	—	—	—	314
Futures	—	(199)	—	—	—	—	(199)

Emerging Markets Local Bond
Forward currency contracts	—	—	64	(77)	—	—	(13)
Futures	—	(37)	—	—	—	—	(37)

Notes to Financial Statements continued

	Other Financial Instruments [1]
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Emerging Markets Corporate Bond
Futures	$3	$(1)	—	—	—	—	$2
Swaps	—	—	—	$(14)	—	—	(14)

Equity Income
Options written	—	(26)	—	—	—	—	(26)

PK Cash Balance Plan
Forward currency contracts	—	—	$87	(118)	—	—	(31)
Futures	327	(53)	—	—	—	—	274
Swaps	—	—	5	(151)	—	—	(146)

1	Other financial instruments are swaps, futures contracts, forward currency contracts and options written. Swaps, futures contracts and forward currency contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

5. Federal Income Taxes (amounts in (000s)

At July 31, 2014 net unrealized appreciation (depreciation) on investments for Federal income tax purposes is as follows (000’s):

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Cash Reserves Money Market	$504,173	$—	$—	$—
Limited Maturity	341,221	1,783	(1,016)	767
Low Duration	960,623	6,284	(3,887)	2,397
U.S. Government	128,313	489	(694)	(205)
GNMA	448,397	2,534	(3,825)	(1,291)
Core Bond	611,488	15,107	(4,440)	10,667
Corporate Bond	67,688	2,644	(172)	2,472
Strategic Income	79,321	230	(411)	(181)
Floating Rate	166,833	299	(727)	(428)
High Income	787,397	29,311	(3,372)	25,939
California Municipal Income	42,915	2,116	(39)	2,077
Global Low Duration	151,668	966	(583)	383
Global Fixed Income	49,792	1,247	(716)	531
Emerging Markets Bond	873,535	32,021	(9,341)	22,680
Emerging Markets Local Bond	185,516	1,427	(15,771)	(14,344)
Emerging Markets Corporate Bond	45,743	1,510	(74)	1,436
Equity Income	393,821	37,837	(2,486)	35,351
PK Cash Balance Plan Fund	172,667	3,949	(1,601)	2,348

75	Payden Mutual Funds

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Payden & Rygel Investment Group

By (Signature and Title)*	/s/ Joan A. Payden
Joan A. Payden, Chairman and CEO
(principal executive officer)

Date	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joan A. Payden
Joan A. Payden, Chairman and CEO
(principal executive officer)

Date	September 22, 2014

By (Signature and Title)*	/s/ Brian W. Matthews
Brian W. Matthews, Vice President and Chief Financial Officer
(principal financial officer)

Date	September 22, 2014

* Print the name and title of each signing officer under his or her signature.